     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2002


                                               REGISTRATION NO. 33-2625/811-4460

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM S-6
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                             ---------------------


                        POST-EFFECTIVE AMENDMENT NO. 22


                PROVIDENT MUTUAL VARIABLE LIFE SEPARATE ACCOUNT
                             (EXACT NAME OF TRUST)

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                          1000 CHESTERBROOK BOULEVARD
                                BERWYN, PA 19312
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 452-4000
                             ---------------------
                             JAMES BERNSTEIN, ESQ.
                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                          1000 CHESTERBROOK BOULEVARD
                                BERWYN, PA 19312
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:


                            DAVID S. GOLDSTEIN, ESQ.

                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, DC 20004-2415

It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

         [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485

         [ ] 60 days after filing pursuant to paragraph (a) of Rule 485
         [ ] on           pursuant to paragraph (a) of Rule 485

                     Title of Securities Being Registered:
         Interests in Modified Premium Variable Life Insurance Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(ART)

                       PROSPECTUS
                       FOR
                       MODIFIED PREMIUM
                       VARIABLE LIFE
                       INSURANCE POLICY
                       ISSUED BY
                       PROVIDENT MUTUAL
                       LIFE INSURANCE COMPANY

                       OPTIONS
                       FORM 15732 5.01

PROSPECTUS

                MODIFIED PREMIUM VARIABLE LIFE INSURANCE POLICY
                                   ISSUED BY

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
         SERVICE CENTER: 300 CONTINENTAL DRIVE, NEWARK, DELAWARE 19713 CORPORATE HEADQUARTERS: 1000 CHESTERBROOK BOULEVARD, BERWYN, PENNSYLVANIA 19312
                           TELEPHONE: (800) 688-5177

This Prospectus describes a modified premium variable life insurance policy (the "Policy") offered by Provident Mutual Life Insurance Company ("PMLIC"). The Policy has an insurance component and an investment component. The primary purposes of the Policy are to provide insurance coverage for the lifetime of the Insured and to lessen the economic loss resulting from the Insured's death. The Policy provides the policyowner (the "Owner") with flexibility as to premium payments subject to certain required premiums and the ability to choose among investment alternatives with different investment objectives.

After certain deductions are made, Net Premiums are allocated to the Provident Mutual Variable Life Separate Account (the "Separate Account"). The Separate Account has twenty-six subaccounts (the "Subaccounts") available in the Policy. The Zero Coupon Bond Subaccount invests in units of The Stripped ("Zero") U.S. Treasury Securities Fund, Provident Mutual Series A ("Zero Trust"). The assets of the other twenty-five subaccounts are used to purchase shares of a designated corresponding investment Portfolio that is part of one of the following mutual fund companies:

-------------------------------------------
           THE MARKET STREET FUND
-------------------------------------------
  - All Pro Broad Equity Portfolio
  - All Pro Large Cap Growth Portfolio
  - All Pro Large Cap Value Portfolio
  - All Pro Small Cap Growth Portfolio
  - All Pro Small Cap Value Portfolio
  - International Portfolio
  - Equity 500 Index Portfolio
  - Mid Cap Growth Portfolio
  - Balanced Portfolio
  - Bond Portfolio
  - Money Market Portfolio
-------------------------------------------
          THE ALGER AMERICAN FUND
-------------------------------------------
  - Small Capitalization Portfolio
-------------------------------------------
             NEUBERGER BERMAN
         ADVISERS MANAGEMENT TRUST
-------------------------------------------
  - Limited Maturity Bond Portfolio
  - Partners Portfolio
-------------------------------------------
-------------------------------------------
          FIDELITY VARIABLE INSURANCE
           PRODUCTS (INITIAL CLASS)
-------------------------------------------
  - Equity-Income Portfolio
  - Growth Portfolio
  - High Income Portfolio
  - Overseas Portfolio
  - Asset Manager(SM) Portfolio
  - Contrafund(R) Portfolio
  - Investment Grade Bond Portfolio
-------------------------------------------
     VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------
  - Worldwide Bond Portfolio
  - Worldwide Emerging Markets Portfolio
  - Worldwide Hard Assets Portfolio
  - Worldwide Real Estate Portfolio
-------------------------------------------

The Owner bears the entire investment risk; there is no guaranteed minimum value.

The accompanying prospectuses for the Funds and the Zero Trust describe the investment objectives and the attendant risks of the Portfolios. The Cash Value will reflect monthly deductions and certain other fees and charges. Also, a surrender charge may be imposed if, during the first 9 policy years the Policy lapses. Generally, the Policy will remain in force as long as the scheduled premium payments are made. If the "Special Premium Payment Provision" is in effect, the Owner will not have to pay the scheduled premiums to keep the Policy in force.


The Owner should consider the Policy in conjunction with other insurance he or she owns. It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.


This Prospectus must be accompanied or preceded by current prospectuses for the funds. Please read this Prospectus carefully and retain it for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  May 1, 2002

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
SUMMARY OF THE POLICY.......................................    1
  The Policy................................................    1
  Purpose of the Policy.....................................    1
  The Death Benefit.........................................    1
  Cash Value................................................    2
  Allocation of Net Premiums................................    2
  Transfers.................................................    2
  Loan Privilege............................................    2
  Withdrawal of Excess Net Cash Value.......................    3
  Surrender of the Policy...................................    3
  Accelerated Death Benefit.................................    3
  Tax Treatment.............................................    3
  Illustrations.............................................    4
  Charges Assessed Under the Policy.........................    4
  Distribution of the Policies..............................    4
  Table of Fund Fees and Expenses...........................    5
The Company, Separate Account and Funds.....................    7
  Provident Mutual Life Insurance Company...................    7
  The Separate Account......................................    7
  The Funds.................................................    8
  The Stripped ("Zero") U.S. Treasury Securities Fund,
     Provident Mutual Series A..............................   12
  Additional Information About the Funds and Portfolios.....   13
  Addition, Deletion, or Substitution of Investments........   13
Detailed Description of Policy Provisions...................   14
  Death Benefit.............................................   14
  Cash Value................................................   15
  Payment and Allocation of Premiums........................   15
  Transfers of Cash Value...................................   20
  Policy Duration...........................................   21
  Options on Lapse..........................................   21
  Exchange Privilege........................................   22
  Loan Privilege............................................   22
  Withdrawal of Excess Cash Value...........................   23
  Surrender Privilege.......................................   25
  Accelerated Death Benefit.................................   25
Charges and Deductions......................................   26
  Premium Expense Charge....................................   26
  Surrender Charges.........................................   27
  Monthly Deductions........................................   28
  Mortality and Expense Risk Charge.........................   30
  Asset Charge Against Zero Coupon Bond Subaccount..........   30
  Charge for Income Taxes...................................   30
  Guarantee of Certain Charges..............................   30
  Other Charges.............................................   30

                                                              PAGE
                                                              ----
  Charge Discounts for Sales to Certain Policies............   30
Other Policy Provisions.....................................   31
  Delays in Payment of Policy Benefits......................   31
  The Policy................................................   32
  Ownership.................................................   32
  Beneficiary...............................................   32
  Change of Owner or Beneficiary............................   32
  Telephone, Fax, and E-Mail Requests.......................   32
  Split Dollar Arrangements.................................   33
  Assignments...............................................   33
  Misstatement of Age and Sex...............................   33
  Dividends.................................................   33
  Settlement Options........................................   34
Supplementary Benefits......................................   34
Federal Income Tax Considerations...........................   34
  Introduction..............................................   34
  Tax Status of the Policy..................................   35
  Tax Treatment of Policy Benefits..........................   35
  Special Rules for Pension and Profit-Sharing Plans........   36
  Special Rules for Section 403(b) Arrangements.............   37
  Foreign Tax Credits.......................................   37
  Business Uses of the Policy...............................   37
  Withholding...............................................   37
  Other Tax Considerations..................................   37
  Possible Tax Law Changes..................................   38
  Alternative Minimum Tax...................................   38
  PMLIC's Taxes.............................................   38
Policies Issued in Conjunction with Employee Benefit
  Plans.....................................................   38
Legal Developments Regarding Unisex Actuarial Tables........   38
Voting Rights...............................................   39
Standard & Poor's...........................................   39
Changes to the Separate Account or Funds....................   40
  Changes to Separate Account Operations....................   40
  Changes to Available Portfolios...........................   40
PMLIC's Executive Officers and Directors....................   40
Distribution of Policies....................................   42
Policy Reports..............................................   44
State Regulation............................................   44
State Variations............................................   44
Legal Proceedings...........................................   44
Experts.....................................................   44
Legal Matters...............................................   45
Definitions.................................................   46
Financial Statements........................................  F-1
Appendix A -- Calculation of Net Investment Factor and Cash
  Value of the Policy.......................................  A-1

                             SUMMARY OF THE POLICY

The following summary of the Policy provisions should be read in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the Policy in this prospectus assumes that the Insured is alive, the Policy is in force and there is no outstanding loan.

THE POLICY

The Modified Premium Variable Life Insurance Policy (the "Policy") offered by this Prospectus is issued by Provident Mutual Life Insurance Company ("PMLIC"). The Policy is similar in many ways to a fixed-benefit life insurance policy. As with a fixed-benefit life insurance policy, the Owner of a Policy makes premium payments in return for insurance coverage on the person insured. Also, like many fixed-benefit life insurance policies, the Policy will not lapse if scheduled premiums are paid and the Policy provides for accumulation of Net Premiums and a Net Cash Surrender Value which is payable if the Policy is surrendered during the Insured's lifetime. As with many fixed-benefit life insurance policies, the Net Cash Surrender Value during the early Policy Years is likely to be substantially lower than the aggregate premium payments made.

However, the Policy differs from a fixed-benefit life insurance policy in several important respects. Unlike a fixed-benefit life insurance policy, under the Policy, the Death Benefit may and the Cash Value will increase or decrease to reflect the investment performance of any Subaccounts to which Cash Value is allocated. There is no guaranteed minimum Net Cash Surrender Value. If scheduled premium payments are not made, then, after a grace period, the Policy will Lapse without value. (See "Policy Duration"). However, if the "Special Premium Payment Provision" is in effect, the Owner will not be required to pay scheduled premiums to keep the Policy in full force. Generally, this provision will take effect when the Cash Value exceeds a particular amount. (See "Special Premium Payment Provision"). If a Policy Lapses while loans are outstanding, certain amounts may become subject to income tax and a 10% penalty tax. (See "Federal Income Tax Considerations").

The Policy is called "modified premium" because while there is a fixed schedule for premium payments, the Owner may, subject to certain restrictions, make additional unscheduled payments.

PMLIC offers other variable life insurance policies that have different Death Benefits, policy features, and optional programs. However, these other policies also have different charges that would affect the Owner's Subaccount performance and Policy Account Value. To obtain more information about these other policies, contact PMLIC's Service Center or the Owner's agent.

The most important features of the Policy, such as charges and deductions, Death Benefits, and calculation of Policy values, are summarized on the following pages.

PURPOSE OF THE POLICY

The Policy is designed to provide lifetime insurance benefits and long-term investment of Cash Value. A prospective Owner should evaluate the Policy in conjunction with other insurance coverage that he or she may have, as well as their need for insurance and the Policy's long-term investment potential. It may not be advantageous to replace existing insurance coverage with the Policy. In particular, replacement should be carefully considered if the decision to replace existing coverage is based solely on a comparison of Policy illustrations.

The Policy is issued for Insureds with Issue Ages 0 to 80. The minimum Face Amount is $50,000.

THE DEATH BENEFIT

As long as the Policy remains in force, PMLIC will pay the Proceeds to the Beneficiary upon receipt of due proof of the death of the Insured. The Proceeds will consist of the Policy's Death Benefit, plus any additional benefits provided by a supplementary benefit rider, less any outstanding Policy loan and accrued interest, less any unpaid Monthly Deductions. So long as the required scheduled premiums are paid, the Death Benefit will not be less than the applicable Guaranteed Minimum Death Benefit.

The Death Benefit is the greatest of:

(1) the applicable Guaranteed Minimum Death Benefit for the Policy;

(2) the Face Amount of the Policy plus the amount by which the Cash Value on the date of death exceeds the appropriate Special Premium Payment Single Premium; or

(3) the Cash Value on the date of death times the Death Benefit Factor for the Insured's sex (if applicable), Attained Age, and Premium Class.

There are two Death Benefit Options under the Policy -- the Basic Death Benefit Option and the Increasing Death Benefit Option. (The Increasing Death Benefit Option is subject to certain availability restrictions.) The applicable Guaranteed Minimum Death Benefit depends upon which Death Benefit you choose. Under each of the Death Benefit Options, the Guaranteed Minimum Death Benefit is as follows:

    Basic Death Benefit Option:       the Face Amount of the Policy;
    Increasing Death Benefit Option:  the Face Amount of the Policy plus the sum of all unscheduled premiums received by PMLIC as of the date of
                                      death.

CASH VALUE

The Cash Value in the Subaccounts reflects the investment performance of the Subaccounts, any Net Premiums allocated to those Subaccounts, any transfers to or from those Subaccounts, any partial withdrawals from those Subaccounts, any loans, any loan repayments, any loan interest paid or credited and any charges assessed in connection with the Policy. The Owner bears the entire investment risk.

ALLOCATION OF NET PREMIUMS

After deduction of the Premium Expense Charge, Net Premiums are allocated to one or more of the Subaccounts as selected by the Owner in the application or by subsequent written notice.

The Separate Account uses its assets to purchase shares of a corresponding mutual fund Portfolio that is part of one of the following funds: The Market Street Fund; The Alger American Fund; Neuberger Berman Advisers Management Trust; Van Eck Worldwide Insurance Trust; Variable Insurance Products Fund; and Variable Insurance Products Fund II (the "Funds", each, a "Fund"). There is no assurance that the investment objectives of a particular Portfolio will be met.

TRANSFERS

The Owner may transfer Cash Value between and among the Subaccounts. Transfers between and among the Subaccounts are made as of the date PMLIC receives the request. PMLIC requires a minimum amount of $100 for each such transfer. (See "Transfers of Cash Value").

LOAN PRIVILEGE

The Owner may obtain Policy loans in a minimum amount of $300 (or such lesser minimum as may be required in a particular state) but total Policy loans may not exceed (1) for Policy Years 1 through 3, 75% of the Cash Surrender Value; and
(2) for Policy Years 4 and thereafter, 90% of the Cash Surrender Value. For policies issued to Virginia residents, the policy loan available in all years will be 90% of the Cash Surrender Value.

At the time of the application for the Policy, the Owner must elect one of two Policy loan interest rate options -- either a fixed 8% rate per year or variable rate which will not exceed the greater of 5 1/2% per year or the Corporate Monthly Bond Yield Average as published by Moody's Investors Service, Inc.

If interest is not paid when due, it will be added to the outstanding loan balance, beginning 23 days after the Policy Anniversary. PMLIC transfers Cash Value in an amount equal to the loan to PMLIC's General Account where it becomes collateral for the loan. The transfer is made pro-rata from each Subaccount.

This collateral earns interest at an effective annual rate of 1.5% less than the annual rate then being charged for loans. (See "Loan Privilege").

Depending upon the investment performance of the Subaccounts, and the amounts borrowed, loans may cause a Policy to lapse. Lapse of the Policy with outstanding loans may result in adverse tax consequences including a 10% penalty tax. (See "Tax Treatment of Policy Benefits").

WITHDRAWAL OF EXCESS NET CASH VALUE

If the cash surrender value of the Policy exceeds an amount called the Withdrawal Single Premium (which is the Attained Age net single premium for the Face Amount of the Policy) the Owner may be able to withdraw such excess Cash Value of the Policy, subject to certain conditions. A withdrawal will reduce the Death Benefit, but not below the Guaranteed Minimum Death Benefit. (See "Withdrawal of Excess Cash Value," below.)

SURRENDER OF THE POLICY

The Owner may at any time surrender the Policy and receive the entire Net Cash Surrender Value. (See "Surrender Privilege").

ACCELERATED DEATH BENEFIT

Under the Accelerated Death Benefit Rider, an Owner may receive, at his or her request and upon approval by PMLIC, accelerated payment of part of the Policy's Death Benefit if the Insured develops a Terminal Illness or is permanently confined to a Nursing Care Facility (see "Accelerated Death Benefit").

TAX TREATMENT


PMLIC anticipates that a Policy should generally be deemed a life insurance contract under Federal tax law. However, due to limited guidance, there is some uncertainty about the application of the Federal tax law to the Policy, particularly if the Owner of the Policy pays the full amount of premiums permitted under the Policy. An Owner of a Policy issued after October 20, 1988 may, however, adopt certain self-imposed limitations on the amount of premiums paid for such a Policy which should cause the Policy to meet the definition of a life insurance contract. Any Owner contemplating the adoption of such limitations should consult a tax adviser. In addition, if the Owner elects the Accelerated Death Benefit rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear. The Owner should consult a tax adviser about these consequences.



Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, a Policyowner should not be deemed to be in constructive receipt of Cash Value under a Policy until there is a distribution from the Policy. Moreover, Death Benefits payable under a Policy should be excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not be taxed on these Proceeds. (See "Federal Income Tax Considerations").


Under certain circumstances, a Policy issued or materially changed after June 20, 1988 may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of basis or investment in the Policy. In addition, prior to age 59 1/2 any such distributions generally will be subject to a 10% penalty tax. (For further discussion of Modified Endowment Contracts, See "Tax Treatment of Policy Benefits").


If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. (See "Distributions from Policies Not Classified as Modified Endowment Contracts").

ILLUSTRATIONS


Illustrations of Death Benefits, Cash Value and Net Cash Surrender Value used in connection with the purchase of a Policy are based on hypothetical rates of return. These rates are not guaranteed. They are illustrative only and should not be considered a representation of past or future performance. Actual rates of return may be higher or lower than those reflected in Policy illustrations, and, therefore, actual Policy values will be different from those illustrated. PMLIC has filed an example of an illustration based on hypothetical rates of return as an exhibit to the registration statement to this Prospectus.



During extended periods of low interest rates, the yields of any Subaccount investing in a money market portfolio may also become extremely low and possibly negative.


CHARGES ASSESSED UNDER THE POLICY

Premium Expense Charge. A Premium Expense Charge will be deducted from each premium payment. This charge consists of a Premium Tax Charge of 2 1/2% for state and local premium taxes, a Percent of Premium Sales Charge of 5%, and a Premium Processing Charge of $1.00. (See "Premium Expense Charge," below.)

Monthly Deductions. On the Policy Date and on each Policy Processing Date thereafter, the Cash Value is reduced by a Monthly Deduction equal to the sum of the monthly Cost of Insurance Charge, Monthly Administrative Charge, Minimum Death Benefit Guarantee Charge, a charge for additional benefits added by rider and during the first Policy Year, a Policy Charge. The monthly Cost of Insurance Charge is determined by multiplying the Net Amount at Risk by the applicable cost of insurance rate(s). The Cost of Insurance Charge will not exceed the guaranteed maximum Cost of Insurance rates set forth in the Policy based on the insured's Attained Age, Sex and Premium Class. The Monthly Administrative Charge is $3.25 plus $0.015 per $1,000 of Face Amount. (See "Monthly Administrative Charge"). The Minimum Death Benefit Guarantee Charge is $0.01 per $1,000. The Policy Charge is $5.

Surrender Charge. A Surrender Charge is imposed if the Policy is surrendered or lapses at any time before the end of the 9th Policy Year. The total Surrender Charge is the sum of a Contingent Deferred Administrative Sales Charge which is no greater than $5.00 per $1,000 of Face Amount and a Contingent Deferred Sales Charge which is no greater than 25% of the scheduled Base Premium for Policy Year 1 plus 5% of the scheduled Base Premiums in Policy Years 2 through 5. (See "Surrender Charge").

Daily Charges Against the Subaccounts. PMLIC imposes a daily charge for its assumption of certain mortality and expense risks in connection with the Policy at an annual rate which is currently 0.60% of the average daily net assets of each Subaccount. (See "Mortality and Expense Risk Charges"). With regard to the Zero Coupon Bond Subaccount, PMLIC also imposes a daily charge for transaction charges associated with the purchase of units of the Zero Trust at an annual rate which is currently 0.25% of the average daily net assets of the Subaccount. This charge may be increased in the future but it will not exceed an annual rate of 0.50%. (See "Asset Charge Against Zero Coupon Bond Subaccount").

Investment Advisory Fees and Other Expenses of the Funds. Shares of the Portfolios are purchased by the Subaccounts at net asset value, which reflects management fees and expenses deducted from the assets of the Portfolios. (See "Table of Fund Fees and Expenses" below.)

DISTRIBUTION OF THE POLICIES

For information concerning compensation paid for the sale of Policies, see "Distribution of Policies."

The following table shows the fees and expenses charged by the Portfolios for the fiscal year ended December 31, 2001. The purpose of the table is to assist the Owner in understanding the various costs and expenses that the Owner will bear directly and indirectly. Expenses of the Portfolios may be higher or lower in the future. Please refer to the Portfolios' Prospectuses for more information.


                        TABLE OF FUND FEES AND EXPENSES

ANNUAL PORTFOLIO OPERATING EXPENSES (as a percentage of average Portfolio assets before fee waivers and expense reimbursements):


                                                                                           TOTAL
                                                        MANAGEMENT   12B-1    OTHER       ANNUAL
PORTFOLIO                                                  FEES      FEES    EXPENSES   EXPENSES(3)
---------                                               ----------   -----   --------   -----------
MARKET STREET FUND(1)
  All Pro Large Cap Growth Portfolio..................    0.70%       N/A     0.34%        1.04%
  All Pro Large Cap Value Portfolio...................    0.70%       N/A     0.34%        1.04%
  All Pro Small Cap Growth Portfolio..................    0.90%       N/A     0.34%        1.24%
  All Pro Small Cap Value Portfolio...................    0.90%       N/A     0.35%        1.25%
  All Pro Broad Equity Portfolio......................    0.75%       N/A     0.25%        1.00%
  Mid Cap Growth Portfolio............................    0.75%       N/A     0.26%        1.01%
  Bond Portfolio......................................    0.40%       N/A     0.29%        0.69%
  Balanced Portfolio..................................    0.55%       N/A     0.27%        0.82%
  Money Market Portfolio..............................    0.25%       N/A     0.28%        0.53%
  Equity 500 Index Portfolio..........................    0.24%       N/A     0.29%        0.53%
  International Portfolio.............................    0.75%       N/A     0.33%        1.08%
THE ALGER AMERICAN FUND
  Small Capitalization Portfolio......................    0.85%       N/A     0.07%        0.92%
FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL
  CLASS)(2)
  Equity-Income Portfolio.............................    0.48%       N/A     0.10%        0.58%
  Growth Portfolio....................................    0.58%       N/A     0.10%        0.68%
  High Income Portfolio...............................    0.58%       N/A     0.13%        0.71%
  Overseas Portfolio..................................    0.73%       N/A     0.19%        0.92%
  Asset Manager(SM) Portfolio.........................    0.53%       N/A     0.11%        0.64%
  Contrafund(R) Portfolio.............................    0.58%       N/A     0.10%        0.68%
  Investment Grade Bond Portfolio.....................    0.43%       N/A     0.11%        0.54%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond Portfolio.....................    0.65%       N/A     0.08%        0.73%
  Partners Portfolio..................................    0.82%       N/A     0.05%        0.87%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio............................    1.00%       N/A     0.24%        1.24%
  Worldwide Emerging Markets Portfolio................    1.00%       N/A     0.30%        1.30%
  Worldwide Hard Assets Portfolio.....................    1.00%       N/A     0.18%        1.18%
  Worldwide Real Estate Portfolio.....................    1.00%       N/A     0.62%        1.62%
MERRILL LYNCH ZERO UST SECURITIES FUND
  Zero Coupon 2006 Portfolio..........................    0.00%       N/A     0.25%        0.25%


---------------

(1) Other Expenses for the Market Street Fund Portfolios include an administrative expense of 0.10%. This administrative expense is payable to PMLIC for administration services that PMLIC provides to Market Street Fund. These services include internal legal and financial administrative services provided to Market Street Fund by PMLIC personnel.



(2)The Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, and Overseas Portfolio are referred to in the financial statements for the Separate Account as portfolios of Variable Insurance Products Fund. The Asset Manager(SM) Portfolio, Contrafund(R) Portfolio, and Investment Grade Bond Portfolio are referred to in the financial statements for the Separate Account as portfolios of Variable Insurance Products Fund II.



(3) For certain Portfolios, certain expenses were reimbursed or fees waived during 2001. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After including these expense reimbursement and fee waiver arrangements, the 2001 Management Fees, Other Expenses, and Total Annual Expenses would have been:



                                                          MANAGEMENT   12B-1    OTHER     TOTAL ANNUAL
    PORTFOLIO                                                FEES      FEES    EXPENSES     EXPENSES
    ---------                                             ----------   -----   --------   ------------
    MARKET STREET FUND
      All Pro Large Cap Growth Portfolio................    0.70%       N/A     0.20%        0.90%
      All Pro Large Cap Value Portfolio.................    0.70%       N/A     0.20%        0.90%
      All Pro Small Cap Growth Portfolio................    0.90%       N/A     0.20%        1.10%
      All Pro Small Cap Value Portfolio.................    0.90%       N/A     0.20%        1.10%
      All Pro Broad Equity Portfolio....................    0.75%       N/A     0.16%        0.91%
      Mid Cap Growth Portfolio..........................    0.75%       N/A     0.20%        0.95%
      Bond Portfolio....................................    0.40%       N/A     0.28%        0.68%
      Balanced Portfolio................................    0.55%       N/A     0.27%        0.82%
      Money Market Portfolio............................    0.25%       N/A     0.25%        0.50%
      Equity 500 Index Portfolio........................    0.24%       N/A     0.04%        0.28%
      International Portfolio...........................    0.75%       N/A     0.33%        1.08%
    THE ALGER AMERICAN FUND
      Small Capitalization Portfolio....................    0.85%       N/A     0.07%        0.92%
    FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)
      Equity-Income Portfolio...........................    0.48%       N/A     0.09%        0.57%
      Growth Portfolio..................................    0.58%       N/A     0.07%        0.65%
      High Income Portfolio.............................    0.58%       N/A     0.12%        0.70%
      Overseas Portfolio................................    0.73%       N/A     0.14%        0.87%
      Asset Manager(SM) Portfolio.......................    0.53%       N/A     0.10%        0.63%
      Contrafund(R) Portfolio...........................    0.58%       N/A     0.06%        0.64%
      Investment Grade Bond Portfolio...................    0.43%       N/A     0.11%        0.54%
    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Limited Maturity Bond Portfolio...................    0.65%       N/A     0.08%        0.73%
      Partners Portfolio................................    0.82%       N/A     0.05%        0.87%
    VAN ECK WORLDWIDE INSURANCE TRUST
      Worldwide Bond Portfolio..........................    1.00%       N/A     0.19%        1.19%
      Worldwide Emerging Markets Portfolio..............    1.00%       N/A     0.28%        1.28%
      Worldwide Hard Assets Portfolio...................    1.00%       N/A     0.15%        1.15%
      Worldwide Real Estate Portfolio...................    1.00%       N/A     0.50%        1.50%
    MERRILL LYNCH ZERO UST SECURITIES FUND
      Zero Coupon 2006 Portfolio........................    0.00%       N/A     0.25%        0.25%



    Similar expense reimbursement and fee waiver arrangements were also in place for other Portfolios and it is anticipated that such arrangements will continue past the current year, although they may be terminated at any time. However, no expenses were actually reimbursed or fees waived during 2001 for these Portfolios because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.



    The Total Annual Expenses for certain of the Market Street Fund Portfolios have been restated to reflect a change in a fee waiver arrangement effective as of January 29, 2001.



The fee and expense information regarding the Portfolios was provided by those Portfolios. The Alger American Fund, Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, Van Eck Worldwide Insurance Trust, and Merrill Lynch Zero UST Securities Fund are not affiliated with PMLIC.

                    THE COMPANY, SEPARATE ACCOUNT AND FUNDS

PROVIDENT MUTUAL LIFE INSURANCE COMPANY


PMLIC is a mutual life insurance company that was organized as a mutual life insurance company under Pennsylvania law in 1865. On December 14, 2001, PMLIC's Board of Directors unanimously approved and adopted a plan of conversion under which PMLIC will convert from a mutual insurance company to a stock company and become a wholly-owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"). This adoption followed an August 8, 2001 announcement from Nationwide Financial and PMLIC regarding the signing of a definite agreement with Nationwide Financial to acquire PMLIC in a sponsored demutualization. Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.



In the sponsored demutualization, PMLIC will convert to a stock insurance company. Subject to necessary eligible member and regulatory approvals, the sponsored demutualization, which has been approved by PMLIC's Board of Directors and the Board of Directors of Nationwide Financial, is expected to close in the third quarter of 2002. The sponsored demutualization will not affect the Owner's Policy premiums and it will not reduce the Owner's Policy benefits.



Eligible members of PMLIC will have the right to receive either Nationwide Financial stock or, subject to certain limits, cash in the conversion and merger. Eligible members who, because of certain tax attributes of their policies, cannot receive stock or cash will receive policy credits in the conversion. Certain otherwise eligible members who are the owners of policies or contracts designed to fund benefits under a qualified retirement plan will receive policy credits unless they elect to receive stock or cash, subject to certain limitations. Under Pennsylvania law, owners of policies or contracts issued by PMLIC that were in force on the date of adoption of the plan of conversion are generally eligible for consideration in the demutualization. After the transaction is completed, PMLIC will be a direct wholly-owned subsidiary of Nationwide Financial.



PMLIC is authorized to transact life insurance and annuity business in 50 States, Puerto Rico, and the District of Columbia. On December 31, 2001, PMLIC had consolidated assets of approximately $9.2 billion.


IMSA. PMLIC is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under the Policies as well as other variable life insurance policies PMLIC may issue.

The assets of the Separate Account are owned by PMLIC. However, these assets are held separate from other assets and are not part of PMLIC's General Account. The portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account are not chargeable with liabilities arising out of any other business that PMLIC may conduct. PMLIC may transfer to its General Account any assets of the Separate Account that exceed the reserves and Policy liabilities of the Separate Account (which will always be at least equal to the aggregate Cash Value allocated to the Separate Account under the Policies). The income, gains and losses, realized or unrealized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of PMLIC. PMLIC may accumulate in the Separate Account the accrued charges for mortality and expense risks and investment results attributable to assets representing such charges.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust type of investment company. Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC. The Separate Account meets the definition of a "Separate Account" under Federal securities laws.

The Separate Account has twenty-six Subaccounts available in the Policy, twenty-five of which each invest exclusively in Portfolios of Market Street Fund or in Portfolios of one of the other Funds. The Zero Coupon Bond Subaccount invests in units of the Zero Trust.

The All Pro Broad Equity (formerly Growth), International, Mid Cap Growth (formerly Aggressive Growth), Balanced (formerly Managed), Bond, Zero Coupon Bond, and Money Market Subaccounts were originally established as separate investment accounts under the provisions of Pennsylvania Insurance Law. On April 30, 1999, the assets of the Provident Mutual Managed Separate Account were transferred to a newly established subaccount of the Separate Account with the corresponding name, and the Provident Mutual Managed Separate Account ceased to exist. On May 1, 2000, the assets of the Provident Mutual Variable International Separate Account, Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, and Provident Mutual Variable Money Market Separate Account were transferred to corresponding new subaccounts of the Separate Account, as shown in the table below. These separate investment accounts then ceased to exist, and the Separate Account then changed its name from Provident Mutual Variable Separate Account to Provident Mutual Variable Life Separate Account.

NEW SUBACCOUNT                                                    FORMER SEPARATE ACCOUNT
--------------                                                    -----------------------
All Pro Broad Equity (formerly Growth)
  Subaccount.......................................  Provident Mutual Variable Growth Separate Account
International Subaccount...........................  Provident Mutual Variable International Separate
                                                     Account
Mid Cap Growth (formerly Aggressive Growth)
  Subaccount.......................................  Provident Mutual Variable Aggressive Growth
                                                     Separate Account
Bond Subaccount....................................  Provident Mutual Variable Bond Separate Account
Zero Coupon Bond Subaccount........................  Provident Mutual Variable Zero Coupon Bond
                                                     Separate Account
Money Market Subaccount............................  Provident Mutual Variable Money Market Separate
                                                     Account

THE FUNDS


The Portfolios are each part of one of five series-type mutual fund companies (each, a "Fund"): Market Street Fund; Fidelity Variable Insurance Products; Neuberger Berman Advisers Management Trust; The Alger American Fund; and Van Eck Worldwide Insurance Trust. Each of the Funds is registered with the SEC under the 1940 Act as an open-end management investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds or their Portfolios. The assets of each Portfolio are separate from the assets of other portfolios of that Fund and each Portfolio has separate investment objectives and policies. Some of the Funds may, in the future, create additional Portfolios. The investment experience of each Subaccount depends on the investment performance of its corresponding Portfolio or the Zero Trust.


THESE PORTFOLIOS ARE NOT AVAILABLE FOR PURCHASE DIRECTLY BY THE GENERAL PUBLIC, AND ARE NOT THE SAME AS OTHER MUTUAL FUND PORTFOLIOS WITH VERY SIMILAR OR NEARLY IDENTICAL NAMES THAT ARE SOLD DIRECTLY TO THE PUBLIC. However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. THERE CAN BE NO ASSURANCE, AND PMLIC MAKES NO REPRESENTATION, THAT THE INVESTMENT PERFORMANCE OF ANY OF THE PORTFOLIOS AVAILABLE UNDER THE POLICY WILL BE COMPARABLE TO THE INVESTMENT PERFORMANCE OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER OR MANAGER, THE SAME INVESTMENT OBJECTIVES AND POLICIES, AND A VERY SIMILAR NAME.

The following table summarizes each Portfolio's investment objective(s) and identifies its investment adviser (and subadviser, if applicable).


         PORTFOLIO               INVESTMENT OBJECTIVE AND INVESTMENT ADVISER

ALL PRO BROAD EQUITY
PORTFOLIO                    -- Seeks long-term capital appreciation. The
                             Portfolio pursues its objective by investing primarily in equity securities of both larger and smaller companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for growth in future earnings. Investment adviser is Market Street Investment Management Company;
                             subadvisers are Alliance Capital Management L.P.,
                             Sanford C. Bernstein & Co., LLC, Husic Capital
                             Management, and Reams Asset Management Company,
                             LLC.


ALL PRO LARGE CAP GROWTH
PORTFOLIO                    -- Seeks to achieve long-term capital appreciation.
                             The Portfolio pursues its objective by investing primarily in equity securities of larger companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for growth in future earnings. Investment adviser is Market Street
                             Investment Management Company; subadvisers are
                             Alliance Capital Management L.P. and Geewax, Terker
                             & Co.

ALL PRO LARGE CAP VALUE
PORTFOLIO                    -- Seeks to provide long-term capital appreciation.
                             The Portfolio attempts to achieve this objective by investing primarily in undervalued equity securities of larger companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer potential for long-term growth in future earnings. Investment adviser is Market Street Investment Management
                             Company; subadvisers are Sanford C. Bernstein &
                             Co., LLC and Mellon Equity Associates, LLP.

ALL PRO SMALL CAP GROWTH
PORTFOLIO                    -- Seeks to achieve long-term capital appreciation.
                             The Portfolio pursues its objective by investing primarily in equity securities of smaller companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for growth in future earnings. Investment adviser is Market Street
                             Investment Management Company; subadvisers are Lee
                             Munder Investments Ltd., Ayer & Wood and Husic
                             Capital Management.

ALL PRO SMALL CAP VALUE
PORTFOLIO                    -- Seeks to provide long-term capital appreciation.
                             The Portfolio pursues this objective by investing primarily in undervalued equity securities of smaller companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for long-term growth in future earnings. Investment adviser is Market Street Investment Management
                             Company; subadvisers are Reams Asset Management
                             Company, LLC and Sterling Capital Management LLC.

EQUITY 500 INDEX             -- Seeks to provide long-term capital appreciation.
                             The Portfolio pursues its objective by investing primarily in common stocks included in the Standard & Poor's 500(R) Composite Stock
                             Price Index.* Investment adviser is Market Street
                             Investment Management Company; subadviser is SSgA
                             Funds Management, Inc.

INTERNATIONAL PORTFOLIO      -- Seeks long-term growth of capital primarily
                             through investments in a diversified portfolio of marketable equity securities of established foreign issuer companies. Investment adviser is Market
                             Street Investment Management Company; subadviser is
                             The Boston Company Asset Management, LLC.


MID CAP GROWTH PORTFOLIO     -- Seeks to achieve a high level of long-term
                             capital appreciation. The Portfolio pursues its objective by investing primarily in mid cap companies whose earnings the subadviser expects to grow at a faster rate than the average company and in mid cap companies whose market capitalizations falls within the range of companies in the S&P Mid
                             Cap 400 Index. Investment adviser is Market Street
                             Investment Management Company; subadviser is T.
                             Rowe Price Associates, Inc.



BALANCED PORTFOLIO           -- Seeks to realize as high a level of long-term
                             total rate of return as is consistent with prudent investment risk. The Portfolio pursues its objective by investing in both equities, such as stocks, and bonds. Investment adviser is Market
                             Street Investment Management Company; subadviser is
                             Fred Alger Management, Inc.


BOND PORTFOLIO               -- Seeks to generate a high level of current income
                             consistent with prudent investment risk. The
                             Portfolio pursues its objective by investing primarily in a diversified portfolio of fixed income securities of U.S. and foreign issuers.
                             Investment adviser is Market Street Investment
                             Management Company; subadviser is Western Asset
                             Management Company.

MONEY MARKET PORTFOLIO       -- Seeks to provide maximum current income
                             consistent with capital preservation and liquidity.
                             The Portfolio pursues its objective by investing exclusively in U.S. dollar-denominated money market instruments that present minimal credit risks.
                             Investment adviser is Market Street Investment
                             Management Company.

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO     -- Seeks long-term capital appreciation. It focuses
                             on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index(R) or the S&P
                             SmallCap 600 Index(R). Investment adviser is Fred
                             Alger Management, Inc.


FIDELITY VIP EQUITY-INCOME
PORTFOLIO (INITIAL CLASS)    -- Seeks reasonable income by investing primarily
                             in income-producing equity securities. In choosing these securities, the VIP Equity-Income Portfolio considers the potential for capital appreciation.
                             The


---------------

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PMLIC and its affiliates and subsidiaries. The Policy is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Policy. See "Additional Information -- Standard & Poor's" below which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

                             Portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard and Poor's 500 Composite Stock Price Index. Investment adviser is Fidelity Management & Research Company.



FIDELITY VIP GROWTH
PORTFOLIO
(INITIAL CLASS)              -- Seeks to achieve capital appreciation. The VIP
                             Growth Portfolio normally purchases common stocks, and invests in companies it believes have above-average growth potential. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.
                             Investment adviser is Fidelity Management &
                             Research Company.



FIDELITY VIP HIGH INCOME
PORTFOLIO (INITIAL CLASS)    -- Seeks to obtain a high level of current income
                             by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. Investment adviser is Fidelity Management & Research Company.



FIDELITY VIP OVERSEAS
PORTFOLIO
(INITIAL CLASS)              -- Seeks long term growth of capital primarily
                             through investments in foreign securities. The VIP
                             Overseas Portfolio provides a means for
                             diversification by participating in companies and economies outside of the United States. Investment adviser is Fidelity Management & Research Company;
                             subadvisers are Fidelity Management & Research
                             (U.K.) Inc., Fidelity Management & Research (Far
                             East) Inc., Fidelity International Investment
                             Advisors, and Fidelity International Investment
                             Advisors (U.K.) Limited.



FIDELITY VIP ASSET
MANAGER(SM)
PORTFOLIO (INITIAL CLASS)    -- Seeks to obtain high total return with reduced
                             risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments. Investment adviser is Fidelity
                             Management & Research Company; subadvisers are
                             Fidelity Management & Research (U.K.) Inc. and
                             Fidelity Management & Research (Far East) Inc.



FIDELITY VIP CONTRAFUND(R)
PORTFOLIO (INITIAL CLASS)    -- Seeks capital appreciation by investing in
                             securities of companies where value is not fully recognized by the public. Investment adviser is Fidelity Management & Research Company; subadvisers are Fidelity Management & Research (U.K.) Inc. and
                             Fidelity Management & Research (Far East) Inc.



FIDELITY VIP INVESTMENT
GRADE
BOND PORTFOLIO (INITIAL
CLASS) -- Seeks high current income by investing in investment-grade debt securities. Investment adviser is Fidelity Management & Research Company.


NEUBERGER BERMAN LIMITED
MATURITY BOND PORTFOLIO      -- Seeks the highest available current income
                             consistent with low risk to principal and liquidity and secondarily, total return, through investment mainly in investment grade bonds. Investment adviser is Neuberger Berman Management
                             Incorporated.

NEUBERGER BERMAN PARTNERS
PORTFOLIO                    -- Seeks capital growth through investment mainly
                             in common stocks of medium- to large-capitalization companies. Investment adviser is Neuberger Berman
                             Management Incorporated.

VAN ECK WORLDWIDE BOND
PORTFOLIO                    -- Seeks high total return -- income plus capital
                             appreciation -- by investing globally, primarily in a variety of debt securities. Investment adviser is Van Eck Associates Corporation.

VAN ECK WORLDWIDE EMERGING
MARKETS PORTFOLIO            -- Seeks long-term capital appreciation by
                             investing in primarily equity securities in emerging markets throughout the world. Investment adviser is Van Eck Associates Corporation.

VAN ECK WORLDWIDE HARD
ASSETS
PORTFOLIO                    -- Seeks long-term capital appreciation by
                             investing globally, primarily in "hard asset securities." Income is a secondary consideration.
                             Hard asset securities are the stocks, bonds, and other securities of companies that derive at least
                             50% gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate and commodities. Investment adviser is Van Eck
                             Associates Corporation.

VAN ECK WORLDWIDE REAL
ESTATE
PORTFOLIO                    -- Seeks to maximize total return by investing in
                             equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry. Investment adviser is Van Eck Associates
                             Corporation.


THE STRIPPED ("ZERO") U.S. TREASURY SECURITIES FUND, PROVIDENT MUTUAL SERIES A


The Zero Coupon Bond Separate Account invests in units of The Stripped ("Zero") U.S. Treasury Securities Fund, Provident Mutual Series A, a unit investment trust registered with the SEC as such under the 1940 Act. The Zero Coupon Trust consists of one series with a maturity date of February 15, 2006. The objective of the Trust is to provide safety of capital and a high yield to maturity through investment in the fixed series consisting primarily of debt obligations issued by the United States of America that have been stripped of their unmatured interest coupons, coupons stripped from debt obligations of the United States, and receipts and certificates for such stripped debt obligations and coupons. A brief summary of the securities purchased by the Trust is set forth below. More detailed information may be found in the current Prospectus for the Stripped ("Zero") U.S. Treasury Securities Fund, Provident Mutual Series A which accompanies this Prospectus.

Since the U.S. Treasury securities have been stripped of their unmatured interests coupons, they are purchased at a deep discount. If held to maturity, the amounts invested by the Trust would grow to the face value of the U.S. Treasury securities and therefore, a compound rate of growth to maturity could be determined for the Trust units at the time of purchase. The rate of return experienced by Policy Owners however is lower due to the deduction of certain charges described under "Charges Against the Separate Accounts," especially the charge for mortality and expense risks and the transaction charge against the Zero Coupon Bond Separate Account. Because the value of the Trust's units vary on a daily basis to reflect market values, no net rate of return can be calculated prospectively for units not held until maturity.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPFS") serves as Sponsor for the Trust. Because the series invests in a fixed portfolio, there is no investment manager. As Sponsor, MLPFS sells units of the Trust to the Zero Coupon Bond Separate Account. The price of these units includes a transaction charge which is not paid by the Zero Coupon Bond Separate Account upon acquisition. Rather, the transaction charge is paid directly by PMLIC to MLPFS out of PMLIC's General Account assets. The amount of the transaction charge paid is limited by agreement between PMLIC and MLPFS and will not be greater than that ordinarily paid by a dealer for similar securities. PMLIC is reimbursed for the transaction charge paid through a daily asset charge which is made against the assets of the Sub-Accounts. (See "Asset Charge Against Zero Coupon Bond Separate Account").

Units of the Trust are disposed of to the extent necessary for PMLIC to provide benefits and make reallocations under the Policies. MLPFS intends, but is not contractually obligated, to maintain a secondary market in Trust units. As long as a secondary market exists, PMLIC will sell such units to MLPFS at the Sponsor's repurchase price. Otherwise, units will be redeemed at the Trust's redemption price, which is typically a lower amount.

Thirty days prior to the maturity date of the securities contained in a series of the Trust, an Owner who has allocated Net Premiums to the Zero Coupon Bond Separate Account investing in that series will be notified and given the opportunity to select the account or Subaccount into which the Policy Account Value attributable thereto should be reallocated. If no instructions are received from the Owner by PMLIC within the 30-day period, the amount in the Zero Coupon Bond Separate Account will be transferred to the Money Market Separate Account.

ADDITIONAL INFORMATION ABOUT THE FUNDS AND PORTFOLIOS

NO ONE CAN ASSURE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVES AND POLICIES.


More detailed information concerning the investment objectives, policies and restrictions of the Portfolios, the expenses of the Portfolios, the risks attendant to investing in the Portfolios and other aspects of the Funds' operations can be found in the current prospectus for each Fund that accompanies this prospectus and the current Statement of Additional Information for the Funds. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Net Premium Payments or transfers of Cash Value among the Subaccounts.


PMLIC may receive compensation from the investment adviser of a Fund (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by PMLIC. These percentages differ, and some advisers (or affiliates) may pay PMLIC more than others.

Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with PMLIC or each other, a practice known as "shared funding." They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, whose Cash Values are allocated to the Subaccounts, and of owners of other contracts or policies whose values are allocated to one or more other separate accounts investing in any one of the Portfolios. Shares of some of the Funds may also be sold directly to certain pension and retirement plans qualifying under
Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, PMLIC will consider what action may be appropriate, including removing the Portfolio as in investment option under the Policies or replacing the Portfolio with another Portfolio. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.


ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS



Where permitted by applicable law, PMLIC reserves the right to make certain changes to the structure and operation of the Separate Account, including, among others, the right to:



1.Remove, combine, or add Subaccounts and make the new Subaccounts available to the Owner at PMLIC's discretion;



2.Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at PMLIC's discretion.



3.Substitute or close Subaccounts to allocations of premiums or Policy Account
  Value, or both, and to existing investments or the investment of future premiums, or both, at any time in PMLIC's discretion;



4.Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;



5.Combine the Separate Account with other separate accounts, and/or create new separate accounts;

6.Deregister the Separate Account under the 1940 Act, or operate the Separate
  Account as a management investment company under the 1940 Act, or as any other form permitted by law; and



7.Modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.



The Funds and the Zero Trust, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. PMLIC will not make any such changes without receiving any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. PMLIC will notify the Owner of any changes.


                   DETAILED DESCRIPTION OF POLICY PROVISIONS

DEATH BENEFIT

General. As long as the Policy remains in force, the Proceeds of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the Beneficiary in accordance with the designated Death Benefit Option. The Proceeds will be determined as of the date of the Insured's death and will be equal to:

1. the Death Benefit;

2. plus any additional benefits due under a supplementary benefit rider attached to the Policy;

3. less any loan and accrued loan interest on the Policy;

4. less any overdue deductions if the death of the Insured occurs during the Grace Period.

The Proceeds may be paid in cash or under one of the Settlement Options set forth in the Policy.

Death Benefit Options.  The Policy provides two Death Benefit Options.

Under the Basic Death Benefit Option, the Death Benefit is equal to the greatest of: (1) the Face Amount of the Policy; (2) the Face Amount of the Policy plus the amount by which the Cash Value of the Policy on the date of death exceeds the appropriate 7 1/2% Special Premium Payment Single Premium; or (3) the Cash Value of the Policy on the date of death times the Death Benefit Factor shown in the Policy for the Insured's sex (if applicable), Attained Age and premium class. Under the Increasing Death Benefit Option, the Death Benefit is equal to the greatest of: (1) the Face Amount of the Policy plus the sum of all unscheduled premiums received by PMLIC as of the date of death; (2) the Face Amount of the Policy plus the amount by which the Cash Value of the Policy on the date of death exceeds the appropriate 7 1/2% Special Premium Payment Single Premium; or (3) the Cash Value of the Policy on the date of death times the Death Benefit Factor shown in the Policy for the Insured's sex (if applicable), Attained Age and premium class.

The Death Benefit is increased by the portion of any scheduled premium payment which applies to a period of time beyond the date of death. The amount payable is reduced by any policy loans and accrued interest and, if the Insured dies during the Grace Period, by that part of any required but unpaid scheduled premium which applies to a period prior to the date of death. The amount remaining after these adjustments is the Proceeds at death paid to the beneficiary at the Insured's death.

Availability of Death Benefit Options. The Death Benefit Option is chosen at the time of application for the Policy. If the Policy is issued with the Basic Death Benefit, the Owner may change to the Increasing Death Benefit only during the first Policy Year. Once the Increasing Death Benefit has been chosen, the Owner may not subsequently change to the Basic Death Benefit.

The Guaranteed Minimum. As long as required scheduled premiums are paid, the Death Benefit is guaranteed never to be less than the applicable Guaranteed Minimum Death Benefit for the Policy. For a Policy with the Basic Death Benefit, the Guaranteed Minimum Death Benefit is equal to the Face

Amount of the Policy. For a Policy with the Increasing Death Benefit, the Guaranteed Minimum Death Benefit is equal to the Face Amount of the Policy plus the sum of all unscheduled premiums received by PMLIC as of the date of death.

How the Death Benefit May Vary. For purposes of determining the Cost of Insurance Charge, the Death Benefit is determined on each Policy Processing Day based on the Cash Value of the Policy (see "How the Cash Value May Vary," below). The Death Benefit will be adjusted to the date of death. The Death Benefit and the Proceeds payable at the Insured's death, therefore, depend on the Cash Value of the Policy when the Insured dies. Favorable investment experience and premium payments in excess of scheduled premiums may result in an increase in the Death Benefit. Unfavorable investment experience may result in decreases in the Death Benefit, but never less than the Face Amount of the Policy. The Death Benefit will also vary depending upon whether the Basic Death Benefit or the Increasing Death Benefit applies.

CASH VALUE

The Cash Value is not guaranteed. Unless there is an outstanding policy loan, the total Cash Value of the Policy at any time is the sum of the Cash Values of the Subaccounts. If there is an outstanding loan, the total Cash Value equals the Cash Value in the General Account attributable to the loan plus the Cash Values of the Separate Account.

As described below, the Cash Value of each Subaccount may increase or decrease daily depending on the investment experience of the Subaccounts and the deduction of charges from the Cash Value. Although the Policy offers the possibility of Cash Value appreciation, there is no assurance that such will occur. It is also possible, due to poor investment experience, for the Cash Value to decline to zero. Therefore, the Owner bears all the investment risk on the Cash Value.

How the Cash Value May Vary. The Cash Value of each Subaccount on the Policy Date is the portion of the Net Premium allocated to that Subaccount reduced by the portion of the monthly deduction on the first Policy Processing Day allocated to that Subaccount. Thereafter, the Cash Value of each Subaccount changes on each Valuation Day.

The Cash Value of each Subaccount reflects a number of factors, including the investment performance of the Portfolio or the Zero Trust, the receipt of scheduled and unscheduled premium payments, transfers from and to other Subaccounts, transfers to and from the General Account for a policy loan and repayment, any withdrawal of excess Cash Value, the monthly deductions from Cash Value, and the daily charges against the Subaccounts. For a Policy having the Increasing Death Benefit where unscheduled premiums are paid, the Cash Value may be slightly lower than that of the same Policy having the Basic Death Benefit.

Net Investment Factor. Each Subaccount has its own Net Investment Factor. The Net Investment Factor measures the daily investment performance of a Subaccount. The factor increases to reflect investment income and capital gains, realized and unrealized, for the securities of the underlying Portfolio or the Zero Trust. The Factor decreases to reflect any capital losses, realized and unrealized, for the securities of the underlying Portfolio or the Zero Trust.

The asset charge for mortality and expense risks and the transaction charge for the Zero Coupon Bond Subaccount is deducted in determining the applicable Net Investment Factor.

A description of how the Net Investment Factor is determined and how it is reflected in the Cash Value of the Policy is set forth in Appendix A on Page A-1.

PAYMENT AND ALLOCATION OF PREMIUMS


Scheduled Premiums. Scheduled premiums are payable during the Insured's lifetime on an annual basis or, if elected, more frequently. If the Owner submits a premium payment to his or her agent, PMLIC will not begin processing the premium until PMLIC receives it from the agent's broker-dealer. The scheduled premium is a level amount that does not change until the Premium Change Date (see "Premium Change Date"). If all required scheduled premiums are paid when due, the Policy will not lapse, even if adverse investment experience results in no Cash Value. If the Special Premium Payment Provision is in effect, scheduled premiums do not have to be paid for the policy to stay in full force. (See "Special Premium Payment Provision".) If that provision is not in effect, scheduled premiums must be paid to keep the Policy in full force. (See "Grace Period for Payment of Scheduled Premiums".)

Amount of Scheduled Premiums. The amount of scheduled premiums depends on the Face Amount of the Policy, the age of the Insured, the Insured's sex and premium class and the frequency of premium payments. The amount of scheduled premiums payable on Policies issued in states which require "unisex" policies (currently Montana) or in conjunction with employee benefit plans depends on all of the preceding factors except for the sex of the Insured.

For purposes of calculating premium rates, there are three groupings or "bands" of Face Amount. Each band has a different set of premium rates per $1,000 of Face Amount. The bands are: $50,000 -- 99,999; $100,000 -- 249,999; $250,000 and
over. Generally, the premium rates per $1,000 of Face Amount will be lower for Policies in a higher Face Amount band. Premiums generally are higher for Policies issued for older Insureds. Premiums also are generally higher for male Insureds than comparable female Insureds. The premium classes available are Standard, Non-Smoker, Non-Smoker with Extra-Premium and Extra-Premium. Lower premiums are charged to non-smokers who are at least 22 years of age (21 years of age for policies issued to residents of Texas). Since there is no Non-Smoker class for Insureds under the age of 22, shortly before an Insured attains age 22, PMLIC may notify the Insured about possible classification as a Non-Smoker. If the Insured does not qualify for the Non-Smoker class or does not respond to the notification, the Insured's premium class will remain Standard and the monthly deduction for cost of insurance will be based on Smoker Mortality Tables (see "Cost of Insurance"). If the Insured does respond to the notification and qualifies as a Non-Smoker, the scheduled premium for the Policy will be reduced and the monthly deduction for cost of insurance will be based on Non-Smoker Mortality Tables. Additional premiums are charged for a Policy with an extra-premium class and for any supplementary insurance benefits. In certain situations, such as term conversions, where less than normal underwriting expenses are incurred, PMLIC may allow a credit toward the first scheduled premium.

Representative annual Base Premium amounts payable from the Policy Date until the Premium Change Date for Non-Smoker and Standard premium classes are shown in the following table:

                                                       $50,000 FACE AMOUNT    $100,000 FACE AMOUNT
                                                      ---------------------   ---------------------
                                                      NON-SMOKER   STANDARD   NON-SMOKER   STANDARD
                                                      ----------   --------   ----------   --------
Male, Issue Age 25..................................     395.50      503.50      765.00      982.00
Female, Issue Age 35................................     508.50      594.00      991.00    1,163.00
Male, Issue Age 45..................................     905.00    1,216.00    1,783.00    2,405.00
Female, Issue Age 55................................   1,236.50    1,442.00    2,445.00    2,856.00

Premiums are payable on an annual, semi-annual or quarterly basis. Premiums are payable monthly under the Automatic Payment Plan where the Owner authorizes PMLIC to withdraw premiums from the Owner's checking account each month. If premiums are payable under the Automatic Payment Plan and such plan is terminated, the premium payment frequency will be changed to quarterly. The Owner may make deposits into a Premium Deposit Fund Account (PDF Account). If the Owner has a PDF Account, PMLIC will automatically apply the amount in such account toward payment of the scheduled premium due on the premium due date. Any amounts held in a PDF Account earn interest at a fixed rate which will be declared by the Company from time to time.

If scheduled premiums are paid more often than annually, the aggregate yearly premium will be higher. Although it is not guaranteed that Owners who pay premiums annually and those who pay more frequently than annually will achieve the same Cash Values, the higher premium for those who pay premiums more frequently is intended to decrease the likelihood that the Cash Values for such Owners will be significantly different than those of annual payors.

Since PMLIC deducts a premium processing charge of $1.00 from each premium payment, Policies for which premiums are paid more frequently than annually will incur higher aggregate premium processing charges than Policies with premiums paid annually (see "Premium Processing Charge").

The following table compares annual and monthly premiums for Insureds who are in the Non-Smoker premium class. Note that in these examples the sum of 12 monthly premiums for a particular Policy is approximately 106% of the annual premium for the Policy.

                                                      $50,000 FACE AMOUNT    $100,000 FACE AMOUNT
                                                      -------------------    ---------------------
                                                      MONTHLY     ANNUAL     MONTHLY      ANNUAL
                                                      -------    --------    --------    ---------
Male, Issue Age 25..................................   34.80       395.50      67.32       765.00
Female, Issue Age 35................................   44.75       508.50      87.21       991.00
Male, Issue Age 45..................................   79.64       905.00     156.90     1,783.00
Female, Issue Age 55................................  108.81     1,236.50     215.16     2,445.00

Unscheduled Premiums. The Owner may make unscheduled premium payments at any time, subject to certain minimum and maximum limitations. The minimum unscheduled premium payment is $25. The maximum unscheduled premium which PMLIC will accept in any Policy Year, without prior approval, is a multiple of the scheduled annual Base Premium, based on the Attained Age of the Insured, as shown in the following table.

               MULTIPLE OF SCHEDULED
ATTAINED AGE       BASE PREMIUM
------------   ---------------------
    0-59                10
   60-65                 8
   66-70                 6
   71-75                 5
   76-80                 4
   81-85                 3
    86+                  2

The Owner may plan to pay on a regular basis a premium amount in excess of the scheduled premium. PMLIC will show this additional amount as payable on the premium notice. However, only the required scheduled premium shown on such notice must be paid to keep the Policy in full force.

The Cash Value of the Policy will immediately increase as of the date an unscheduled premium payment is received. This will increase the likelihood that the Special Premium Provision will go into effect earlier than it otherwise would. If unscheduled premium payments are made, the Special Premium Payment Option may go into effect slightly later for a Policy with the Increasing Death Benefit than it would for the same Policy with the Basic Death Benefit. Of course, the Cash Value may subsequently increase or decrease depending upon the investment experience of the Subaccounts to which the net unscheduled premium is allocated. Depending upon the circumstances, the Death Benefit may or may not increase when an unscheduled premium payment is received. If the Special Premium Payment Provision has been in effect and scheduled premiums have been skipped, then payment of unscheduled premiums increases the total premiums paid and therefore can increase the amount of the Surrender Charge.

Premium Change Date. Each Policy sets forth a scheduled premium amount payable on the Policy Date and on each subsequent premium due date until the Premium Change Date. Each Policy also sets forth a higher premium amount payable on and after the Premium Change Date. The Premium Change Date is the Policy Anniversary nearest the Insured's Attained Age 70 or the 15th Policy Year, if later. Because of the premium change feature, the scheduled premiums payable before the Premium Change Date are lower than would otherwise be available and PMLIC is able to provide a Guaranteed Minimum Death Benefit, as long as scheduled premiums are paid when due.

The higher premium amount specified in the Policy which is payable beginning on the Premium Change Date is based on the following assumptions:

          (1) no unscheduled premium payments are made;

          (2) maximum cost of insurance charges are deducted in all Policy Years; and

          (3) the net rate of return for the chosen Subaccount is 4 1/2%.

Two months prior to the Premium Change Date, PMLIC will recompute the scheduled premium amount payable on and after such date, assuming all scheduled premiums due before the Premium Change Date are paid. If the Owner has made unscheduled premium payments, if the Cost of Insurance Charges deducted are less than the maximum charges, if the chosen Subaccount has a net rate of return greater than 4 1/2%, or if any appropriate combination of these factors occurs, the amount of scheduled premiums payable on and after the Premium Change Date will usually be less than the premium amount payable on and after such date as shown in the Policy; in no event will the premium be greater than that shown in the Policy. If unscheduled premium payments are made, for a Policy with the Increasing Death Benefit, the premium payable on and after the Premium Change Date may be slightly higher than it would be for the same Policy with the Basic Death Benefit.

Special Premium Payment Provision. If the "Special Premium Payment Provision" is in effect, the Owner will not be required to pay scheduled premiums to keep the Policy in full force. Generally, this provision will take effect when the Cash Value exceeds a particular amount as described in more detail below.

The Special Premium Payment Provision operates on an annual basis. PMLIC will notify the Owner if this provision goes into effect and each year that it stays in effect. To determine whether this provision will take effect for a Policy Year, PMLIC will calculate whether the Cash Value on the Policy Processing Day 2 months before each Policy Anniversary, plus any scheduled but unpaid premiums due before the Policy Anniversary, exceeds an amount called the Special Premium Payment Single Premium. This is an amount which if paid as one sum, and given certain assumptions, which are described in the following paragraph, would be sufficient to purchase a single premium life insurance policy at the Insured's Attained Age with a face amount equal to the Policy's Face Amount. If the Cash Value exceeds this amount and if the required scheduled premiums due before the Policy Anniversary are paid, then the Special Premium Payment Provision goes into effect on that Policy Anniversary and remains in effect for one year. The Policy will remain in force for that year, regardless of whether the Owner makes premium payments or the Cash Value remains greater than the Special Premium Payment Single Premium (the "SPPSP"). If any premium payments are paid while the Special Premium Payment Provision is in effect, they will be considered unscheduled premium payments. Therefore, any premiums for supplemental benefits and extra-premium class will not be deducted from such premium payments. Instead, while the Special Premium Payment Provision is in effect, a portion of the premiums for supplemental benefits and extra-premium class will be deducted from the Cash Value at the premium frequency in effect (see "Supplementary Benefit Charge").

The assumptions on which the SPPSP is based are:

          (1) Current cost of insurance rates;

          (2) Expense charges described herein;

          (3) A Death Benefit equal to the applicable Guaranteed Minimum Death Benefit for the Policy;

          (4) An amount sufficient to cover the cost of any supplementary benefits and extra-premium class; and

          (5) An assumed interest rate.

The assumed interest rate is 7.5% if the Special Premium Payment Provision was not in effect for the prior Policy Year, and is 9% if the provision was in effect for the prior Policy Year. Since the 7.5% assumed interest rate results in a higher Special Premium Payment Single Premium than when the 9% assumed interest rate is used, it is possible for the provision to stay in effect when the factors affecting Cash Value are less favorable than necessary initially to trigger the provision.

Since the effectiveness of the Special Premium Payment Provision depends on the amount of Cash Value, it depends upon all the factors that affect Cash Value, such as the investment experience, the amount and frequency of unscheduled premium payments, and the level of actual cost of insurance and other charges. Greater investment performance, payment of unscheduled premiums, and lower cost of insurance and other charges will each tend to increase the likelihood that the provision will go into effect. The provision also depends on the relationship between the Cash Value and the SPPSP, and the SPPSP increases with the Insured's Attained Age. Therefore, for older Insureds the Cash Value must be correspondingly higher to trigger this provision.

The time that the Special Premium Payment Provision goes into effect may also depend upon whether the Policy has the Basic or Increasing Death Benefit Option. Assuming that unscheduled premium payments have been made, for a Policy with the Increasing Death Benefit, the Cash Value may be slightly lower and the SPPSP higher than for the same Policy with the Basic Death Benefit. Therefore, where unscheduled premium payments have been made, the Special Premium Payment Provision may go into effect later for a Policy with the Increasing Death Benefit than it would for the same Policy with the Basic Death Benefit.

For Policies issued to residents of New York State, the determination of whether the Special Premium Payment Provision will take effect is based on whether the Cash Value exceeds the greater of the SPPSP and the Special Premium Payment Tabular Value (the SPPTV).

For a Policy with the Basic Death Benefit, the SPPTV is calculated like the Cash Value of the Policy except that it is based on the following assumptions:

        (1) Guaranteed (maximum) cost of insurance rates;

        (2) Expense charges described herein;

        (3) A net investment return of 4 1/2%;

        (4) Payment of all scheduled premiums when due; and

        (5) No unscheduled premium payments or policy loans.

Because these assumptions are more conservative than the assumptions used to calculate the SPPSP, for New York Policies it is somewhat less likely, under certain circumstances, that the Special Premium Payment Provision will go into effect as early as it will for other Policies and New York Policies may require a higher net rate of return in order for the Special Premium Payment Provision to remain in effect for a subsequent year.

Automatic Premium Loan. The Owner may elect the Automatic Premium Loan (APL) provision in the Application for the Policy or by written request after the Policy is issued. The APL provision will be operative only when premiums are payable other than monthly. If the APL provision is operative, any scheduled premium which has not been paid by the end of the Grace Period will be paid by a policy loan within 7 days after the end of such Grace Period, provided the Policy has sufficient loan value and the Special Premium Payment Provision is not in effect.

Premium Limitations. The Code provides for exclusion of the Death Benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under a Policy exceed such limits. PMLIC has established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits. If a premium is paid which would result in total premiums exceeding such limits, PMLIC will accept only that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy. PMLIC will notify the Owner of available options with regard to the excess premium. If a satisfactory arrangement is not made, PMLIC will refund this excess to the Owner. If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's Death Benefit over the Policy's Cash Surrender Value should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the Death Benefit at any time. As a result, any Policy changes which affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations. To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, PMLIC will not effect such change. (See "Federal Income Tax Considerations.") PMLIC reserves the right to require satisfactory evidence of insurability before accepting a premium payment that would increase the Net Amount At Risk.

Refund of Excess Premium for Modified Endowment Contracts. At the time a premium is credited which would cause the Policy to become a Modified Endowment Contract ("MEC"), PMLIC will notify the Owner that the Policy will become a MEC unless the Owner requests a refund of the excess premium within 30 days after receiving the notice. If the Owner requests a refund, the excess premium paid (but not any interest or earnings on the excess premium) will be returned to the Owner. The Cash Value attributable to the excess premium will be deducted from the Subaccounts and/or the Guaranteed Account in the same proportion as the premium was initially allocated to the Subaccounts and/or the Guaranteed Account. For more information on MECs, see "Federal Income Tax Considerations."

Allocation of Net Premiums. In the Application for the Policy, the Applicant elects to have net scheduled premiums (scheduled Base Premiums less 7 1/2% for sales charge and state premium tax charge, see "Premium Expense Charge,") allocated to one or more Subaccounts. No less than 5% of a Net Premium may be allocated to any chosen Subaccount. The allocation percentages for the chosen Subaccounts must be in whole numbers. This initial allocation will remain in effect until changed by written notification to PMLIC.

The allocation percentages in effect for net scheduled premiums will also apply to net unscheduled premium payments (unscheduled premium payment less Premium Expense Charges, see "Premium Expense Charge,") unless PMLIC is notified that a different allocation is to be used for that particular unscheduled premium. PMLIC must be notified with each unscheduled premium payment of the allocation or the percentages for scheduled premiums will be used.

PMLIC will allocate the first Net Premium to the Subaccounts on the later of the Issue Date of the Policy or the date PMLIC receives the payment at its Service Center. PMLIC will allocate subsequent Net Premiums to the Subaccounts as of the date it receives the payment at its Service Center. For premiums paid under the Automatic Payment Plan (pre-authorized check or Electronic Funds Transfer), such will be allocated to the Subaccounts on the date PMLIC receives credit for the funds.

Replacement of Existing Insurance. It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. You may have to pay a surrender charge on your existing insurance, and the Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the surrender. Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.

TRANSFERS OF CASH VALUE

Transfers. The Owner may transfer the Cash Value between and among the Subaccounts by making a transfer request to PMLIC up to 4 times in each Policy Year. The amount transferred must be at least $100, unless the total value in an account is less than $100, in which case the entire amount may be transferred. The redistribution will be without charge and will be effective as of the date of receipt of the transfer request at PMLIC's Service Center.

Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Subaccounts. If a pattern of excessive trading by an Owner or the Owner's agent develops, PLACA reserves the right not to process the transfer request. If a transfer request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

Transfer Right for Change in Investment Policy of a Subaccount. If the investment policy of a Subaccount is materially changed, the Owner may transfer the portion of the Cash Value in such Subaccount to another Subaccount without a transfer charge and without having such transfer count toward the four transfers permitted without charge during a Policy Year.

Automatic Asset Rebalancing. Automatic Asset Rebalancing is a feature which, if elected, authorizes periodic transfers of policy values among Subaccounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages. Election of this feature may occur at the time of application or at any time after the Policy is issued by properly completing the election form and returning it to PMLIC. The election may be revoked at any time. Rebalancing may be done annually. Rebalancing will end when the total value in the Subaccounts is less than $1,000, a transfer is made, or there is a change to the current premium allocation instructions. PMLIC reserves the right to suspend Automatic Asset Rebalancing at any time, for any class of policies, for any reason.

POLICY DURATION

Grace Period for Payment of Scheduled Premiums. A Grace Period of 61 days from the due date is allowed for payment of scheduled premiums after the first scheduled premium. If scheduled premiums are paid on or before their due dates or within the Grace Period, the Policy will remain in full force even if the investment experience of the Subaccounts designated by the Owner has been so unfavorable that there is no Cash Value. When the Special Premium Payment Provision is not in effect and the Automatic Premium Loan provision is not operative, the failure to pay a scheduled premium by the expiration of the Grace Period will cause the Policy to lapse as of the date the unpaid premium was due. If the Policy lapses, the Owner can surrender the Policy for its Net Cash Surrender Value, apply for reinstatement or continue the insurance as Extended Term Insurance or Reduced Paid Up Insurance.

Reinstatement. The Policy may be reinstated within three years from the date the unpaid premium was due if it was not surrendered and the Owner provides evidence of insurability. Payment of a premium will be required equal to the greater of:

          (a) all unpaid scheduled premiums with interest at 6% per year compounded annually, plus any policy loan and accrued interest as of the end of the Grace Period; or

          (b) 110% of the increase in the cash surrender value resulting from reinstatement plus all overdue premiums for supplementary insurance benefits with interest at 6% compounded annually.

Upon reinstatement the Policy will have the same Cash Value and Death Benefit as if it had not lapsed. The date of reinstatement will be the date PMLIC approves the application for reinstatement.

OPTIONS ON LAPSE

Extended Term Insurance (ETI). The Net Cash Surrender Value as of the date this Option is applied, plus monthly deductions made on any Policy Processing Day on or after the date of lapse, will be used as a single premium to buy fixed-benefit Extended Term Insurance for the Insured. The amount of insurance will equal the Death Benefit on the date of lapse minus any loan and accrued interest as of that date. The term period will be that which the single premium will provide for the Insured's Attained Age and sex. ETI has a Cash Value but no loan value. ETI will not be available if the premium class is Non-Smoker with Extra-Premium or Extra-Premium or the amount of paid up insurance would be greater than the amount of the ETI.

Reduced Paid Up Insurance (RPU). The Net Cash Surrender Value as of the date the Option is applied, plus monthly deductions made on any Policy Processing Day on or after the date of lapse, will be used as a single premium to buy that amount of fixed-benefit insurance which will continue for the Insured's lifetime based on the Insured's Attained Age and sex. Reduced Paid Up Insurance has a loan privilege the same as that available for premium paying policies.

PMLIC will apply ETI automatically unless it is not available or the Owner selects another Option. If ETI is not available, RPU will be automatic. A selected Option will be applied on the date PMLIC receives written request at its Home Office; PMLIC will apply an automatic Option three months after the date of lapse. The Option will be effective as of the date of lapse.

EXCHANGE PRIVILEGE

Within 6 months after the effective date of a material change in the investment policy of any chosen Subaccount, the Owner may exchange the Policy for a fixed-benefit whole life insurance policy offered by PMLIC on the life of the Insured.

No evidence of insurability is required to exercise this privilege. The new policy will have a face amount equal to the Face Amount of the Policy and the same issue age, issue date and premium class for the Insured as the Policy. Premiums for the new policy will be based on the rates which were in effect for the new policy on the Policy Date for the Policy.

The exchange will be subject to an equitable adjustment to reflect variances, if any, in the Cash Values and dividends of the Policy and the new policy. The method of calculating the adjustment is filed by PMLIC with the appropriate state insurance regulatory authorities. Any policy loan and loan interest must be repaid on or before the effective date of the exchange.

LOAN PRIVILEGE

The Owner may borrow from PMLIC using the Policy as sole security for the loan. The Owner may borrow up to the difference between the Policy's current Loan Value and any outstanding Policy loan and accrued interest. The minimum amount of any policy loan is $300 ($200 for Policies issued to residents of Connecticut), unless used to pay a scheduled premium. During Policy Years 1 through 3, the loan value of the Policy will be 75% of the cash surrender value; during Policy Year 4 and thereafter it will be 90% of the cash surrender value. (90% in all years for Policies issued to residents of Virginia).

If on a Policy Anniversary the outstanding Policy loan and accrued interest exceeds the cash surrender value, the Policy will terminate 31 days after PMLIC mails notice to the Owner and any assignee of record at their last known addresses, unless a payment of the amount of such excess is made within that period. In no event will the required payment exceed the amount of the accrued loan interest plus all due and unpaid scheduled premiums.

While the Insured is living, the Owner may repay all or a portion of a loan and accrued interest. The amount of any outstanding policy loan and accrued interest will be deducted in determining the Net Cash Surrender Value or Proceeds at death.

Interest Rate. The interest rate charged on Policy loans will be either a fixed annual rate of 8%, or a variable loan interest rate. The Owner must select one of these rates in the Application for the Policy. If the fixed rate is selected, the Owner may later change to the variable rate. Such change will be effective as of the Policy Anniversary following receipt of written notice by PMLIC at its Service Center. The Owner is not permitted to change from the variable rate to the fixed rate.

Interest is due at the end of each Policy Year, on the Policy Anniversary. If not paid when due, the interest will be added to the loan and bear interest, beginning 23 days after the Policy Anniversary, at the applicable Policy loan interest rate.

Variable Loan Interest Rate. The variable loan interest rate will be determined by PMLIC to be effective as of the first day of each January, April, July and October, unless the state in which this Policy is delivered requires the determination to be made less frequently, such as yearly. The maximum interest rate will be the greater of 5 1/2% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Service, Inc., (if this Average is no longer published, a maximum rate set by state law or by the insurance supervisory official of the state in which the Policy is delivered will apply), for the calendar month ending two months prior to the date of change. If the maximum interest rate for the new period is at least 1/2% lower than the loan interest rate currently being charged, the rate for the new period will be decreased such that it is equal to or less than the maximum interest rate allowed for such period. If the maximum interest rate for the new period is at least 1/2% higher than the loan interest rate currently being charged, PMLIC may, at its discretion, increase the rate for the new period to a rate that is no higher than the maximum interest rate allowed for such period. Any decrease in the variable loan rate is required; any increase in the rate is optional. PMLIC will not necessarily charge the maximum variable loan interest rate.

Allocation of Loans and Repayments. When a loan is made, a portion of the Cash Value equal to the amount of the loan is transferred from the Subaccounts to PMLIC's General Account. Repayment of a loan will result in a transfer back to the Subaccounts. A loan and any repayment will be allocated among the Subaccounts based upon the net Cash Value of each Subaccount as of the date the loan or the repayment is made.

Effect of Loan. A loan taken from, or secured by, a Policy may, in certain circumstances, have adverse federal income tax consequences (see "Federal Income Tax Considerations").

The amount maintained in the General Account will not reflect the investment experience of the Subaccounts during the period the loan is outstanding. Instead, interest will be credited on each Policy Processing Day on the loaned amount at an annual rate 1.50% below the 8% or variable interest rate charged on the Policy loan.

A loan, whether or not repaid, will have a permanent effect on the Cash Value of the Policy and any Death Benefit in excess of the guaranteed minimum. The effect could be favorable or unfavorable. This is because the investment experience of the Subaccounts will only apply to the amount remaining in the Subaccounts and not to the amount transferred to the General Account. If the investment experience of the Subaccounts is better than the amount being credited on loaned amounts, the Cash Value and hence Death Benefit in excess of the guaranteed minimum, will not increase as rapidly as they would have if no loan had been made. However, if the investment experience of the Subaccounts is not as good as the rate being credited on loaned amounts, the Cash Value and excess Death Benefit will be higher than they would have been if no loan had been made. The longer a loan is outstanding, the greater the effect is likely to be.

Lapse With Loans Outstanding. The amount of an outstanding loan under a Policy plus any accrued interest on outstanding loans is not part of Net Cash Surrender Value. Therefore, the larger the amount of an outstanding loan, the more likely it is that the Policy could lapse. In addition, if the Policy is not a Modified Endowment Policy, lapse of the Policy with outstanding loans may result in adverse tax consequences. (See "Tax Treatment of Policy Benefits")

WITHDRAWAL OF EXCESS CASH VALUE

The Owner may withdraw excess Cash Value from the Policy if two conditions are met. First, a cash withdrawal may be made only to the extent that the cash surrender value (the Cash Value minus any applicable surrender charge) is at least $300 more than an amount called the "Withdrawal Single Premium", which depends on the Insured's Attained Age. Second, a cash withdrawal may be made only if the amount withdrawn does not reduce the Policy's Net Loan Value (loan value less existing policy loan and accrued interest) to zero. (See "Loan Privilege".) Upon request, PMLIC will tell the Owner how much may be withdrawn.

No more than four withdrawals may be made in a Policy Year. A withdrawal cannot be made for less than $300. Withdrawals cannot be repaid except as premium payments, subject to Premium Expense

Charges (see "Premium Expense Charge"), and any applicable limits on premium payments (see "Payment and Allocation of Premiums"). If the Owner does not specify an allocation for the withdrawal, it will be allocated among the Subaccounts based upon the net Cash Value of each Subaccount on the date of the withdrawal.

Calculation of Withdrawal Single Premium. The Withdrawal Single Premium is based on:

        (1) Current cost of insurance rates;

        (2) Expense charges described herein;

        (3) A Death Benefit equal to the applicable Guaranteed Minimum Death Benefit for the Policy;

        (4) An interest rate of 7 1/2%; and

        (5) An amount sufficient to cover the cost of additional premiums for supplementary benefits and extra-premium class.

The Withdrawal Single Premium is the same as the Special Premium Payment Single Premium ("SPPSP") using the 7.5% assumed rate (examples of the 7.5% SPPSP are listed in Examples A and B), which is used to calculate whether the Special Premium Payment Provision goes into effect. Generally a withdrawal of excess cash cannot be made unless the Special Premium Payment Provision is in effect. There may be limited situations, however, where a cash withdrawal can be made although the Special Premium Payment Provision is not in effect, because the cash surrender value may have increased since the SPPSP was last calculated. In addition, the Special Premium Payment Provision may be in effect during periods when cash withdrawals may not be made, for several reasons including: (1) the withdrawal provision depends on whether the cash surrender value exceeds the Withdrawal Single Premium, whereas the Special Premium Payment Provision depends on whether a larger amount, the Cash Value, exceeds the SPPSP; (2) the withdrawal provision is based on the 7.5% SPPSP, whereas a smaller amount, the 9% SPPSP, is used to determine if the Special Premium Payment Provision will remain in effect for another year once it is in effect; and (3) since the minimum cash withdrawal is $300, cash withdrawals are permitted only if the cash surrender value is at least $300 greater than the Withdrawal Single Premium.

For Policies issued to residents of New York State, the amount that may be withdrawn is based on whether the cash surrender value is at least $300 more than the greater of the Withdrawal Single Premium and the Withdrawal Tabular Value.

For a Policy with the Basic Death Benefit, the Withdrawal Tabular Value is calculated like the Cash Value of the Policy except that it is based on the following assumptions:

        (1) Guaranteed (maximum) cost of insurance rates;

        (2) Expense charges described herein;

        (3) A net investment return of 4 1/2%;

        (4) Payment of all scheduled premiums when due; and

        (5) No unscheduled premium payments or policy loans.

Because these assumptions are more conservative than the calculations used to calculate the Withdrawal Single Premium, for New York Policies, it is somewhat less likely under certain circumstances that there can be a Withdrawal of Excess Cash Value.


Effect of Withdrawal. Whenever a withdrawal is made, the Death Benefit will immediately be recalculated to take into account the reduction in Cash Value. This will not change the Guaranteed Minimum Death Benefit or the amount of scheduled premiums payable before the Premium Change Date. The amount of scheduled premiums after the Premium Change Date may be affected by withdrawals but in no event will they be greater than the amount set forth in the Policy. A withdrawal may, under certain circumstances, have adverse federal income tax consequences. (See "Tax Treatment of Policy Benefits".)

SURRENDER PRIVILEGE

The Policy may be surrendered at any time while the Insured is living for its Net Cash Surrender Value. The Net Cash Surrender Value is the net Cash Value (Cash Value minus any policy loan and accrued interest) less any Surrender Charge. (See "Surrender Charge"). PMLIC will determine the Net Cash Surrender Value on the date it receives at its Service Center a surrender request signed by the Owner. Coverage under the Policy will end on the day the Owner mails or otherwise sends the surrender request to PMLIC. Surrendering the policy may, under certain circumstances, have adverse federal income tax consequences. (See "Federal Income Tax Considerations.")

ACCELERATED DEATH BENEFIT


Applicants residing in states that have approved the Accelerated Death Benefit Rider (the "ADBR") may generally elect to add it to their Policy at any time, subject to PMLIC receiving satisfactory additional evidence of insurability. The ADBR is not yet available in all states and the terms under which it is available may vary from state-to-state. There is no assurance that the ADBR will be approved in all states or that it will be approved under the terms described herein.



The ADBR permits the Owner to receive, at his or her request and upon approval by PMLIC, an accelerated payment of part of the Policy's Death Benefit generally when one of the following two events occurs:


1. Terminal Illness. The Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months; or

2. Permanent Confinement to a Nursing Care Facility. The Insured has been confined to a Nursing Care Facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no charge for adding the ADBR to a Policy. However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.

Tax Consequences of The Rider. The Federal income tax consequences associated with adding the ADBR or receiving the accelerated death benefit are uncertain. Accordingly, we urge you to consult a tax adviser before adding the ADBR to your Policy or requesting an accelerated death benefit.

Amount of the Accelerated Death Benefit. The ADBR provides for a minimum accelerated death benefit payment of $10,000 and a maximum benefit payment equal to 75% of the Eligible Death Benefit less 25% of any outstanding Policy loans and accrued interest. The ADBR also restricts the total of the accelerated death benefits paid from all life insurance Policies issued to an Owner by PMLIC and its subsidiaries to $250,000. This $250,000 maximum may be increased, as provided in the ADBR, to reflect inflation. The term Eligible Death Benefit under the ADBR means:

The Proceeds payable under a Policy if the Insured died at the time a claim for an accelerated death benefit is approved by PMLIC, minus:

          1. any dividend accumulations;
          2. any dividends due and not paid;
          3. any dividend payable at death if the Insured died at such time;
          4. any Premium Refund payable at death if the Insured died at such time; and
          5. any insurance payable under the terms of any other rider attached to a Policy.

An Owner must submit written notice to request the accelerated death benefit. The Owner may only request the accelerated death benefit once, except additional accelerated death benefits may be requested to pay premiums and policy loan interest. There are no restrictions on the Owner's use of the benefit. An Owner may elect to receive the accelerated death benefit as a lump sum or in 12 or 24 equal monthly installments. If installments are elected and the Insured dies before all of the payments have been made, the present value (at the time of the Insured's death) of the remaining payments and the remaining Proceeds under the Policy will be paid to the Beneficiary in a lump sum.

Conditions for Receipt of the Accelerated Death Benefit. In order to receive an accelerated death benefit payment, a Policy must be in force other than as Extended Term Insurance and an Owner must submit Due Proof of Eligibility and a completed claim form to PMLIC at its Service Center. Due Proof of Eligibility means a written certification (described more fully in the ADBR), in a form acceptable to PMLIC, from a treating physician stating that the Insured has a Terminal Illness or is expected to be permanently confined in a Nursing Care Facility.

PMLIC may request additional medical information from an Owner's physician and/or may require an independent physical examination (at its expense) before approving the claim for payment of the accelerated death benefit. PMLIC will not approve a claim for an accelerated death benefit payment if a Policy is assigned in whole or in part, if the Terminal Illness or Permanent Confinement is the result of intentionally self-inflicted injury or if the Owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit.

Operation of the Rider. The accelerated death benefit is made in the form of a Policy loan up to the amount of the maximum loan available under a Policy at the time the claim is approved, resulting in a Policy loan being made in the amount of the requested benefit. This Policy loan operates as would any loan under the Policy.

To the extent that the amount of the requested accelerated death benefit exceeds the maximum available loan amount, the benefit will be advanced to the Owner and a lien will be placed on the Death Benefit payable under the Policy (the "death benefit lien") in the amount of this advance. Interest will accrue daily, at a rate determined as described in the ADBR, on the amount of this advance and upon the death of the Insured the amount of the advance and accrued interest thereon is subtracted from the amount of Insurance Proceeds at Death.

Effect on Existing Policy. The Insurance Proceeds at Death otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of any death benefit lien and accrued interest thereon. In addition, if the Owner makes a request for a surrender, a Policy loan or a withdrawal, the Policy's Net Cash Surrender Value and Loan Value will be reduced by the amount of any outstanding death benefit lien plus accrued interest. Therefore, depending upon the size of the death benefit lien, this may result in the Net Cash Surrender Value and the Loan Value being reduced to zero.

Premiums and Policy loan interest must be paid when due. However, if requested with the accelerated death benefit claim, future Periodic Planned Premiums and policy loan interest may be paid automatically through additional accelerated death benefits.

In addition to lapse under the applicable provisions of the Policy, a Policy will also terminate on any Policy Anniversary when the death benefit lien exceeds the Proceeds.

                             CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate PMLIC for
(a) providing the insurance benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain risks in connection with the Policy; and (d) incurring expenses in distributing the Policy. In the event that there are any profits from fees and charges deducted under the Policy, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of contracts.

PREMIUM EXPENSE CHARGE

Prior to allocation of Net Premiums, premiums paid are reduced by a Premium Expense Charge which consists of:

Premium Tax Charge. Various states and some of their subdivisions impose a tax on premiums received by insurance companies. A charge is deducted from each premium payment to compensate PMLIC for paying state premium taxes. This charge is equal to 2 1/2% of each scheduled Base Premium or unscheduled premium remaining after the premium processing charge has been deducted. Premium taxes vary from state to state and the 2 1/2% is the average rate expected to be paid on premiums received in most states. This charge may be increased in certain localities when substantial additional premium taxes are assessed.

Sales Charge. A charge of 5% of each scheduled Base Premium or unscheduled premium remaining after the premium processing charge has been deducted. This charge is deducted from each premium payment to partially compensate PMLIC for the cost of selling the Policy (There also is a Contingent Deferred Sales Charge which is deducted only if the Policy is surrendered or lapses in the first 9 Policy Years. See "Contingent Deferred Sales Charge").

Premium Processing Charge. PMLIC will deduct a charge of $1.00 from each premium payment to cover the cost of collecting and processing premium payments. Policies for which premiums are paid annually will therefore incur lower aggregate premium processing charges than Policies with premiums paid more frequently.

SURRENDER CHARGES

A Surrender Charge, which consists of a Contingent Deferred Administrative Charge and a Contingent Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time before the end of the 9th Policy Year.

These Surrender Charges are designed partially to compensate PMLIC for the cost of administering, issuing and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of applications for insurance, processing of the applications, establishing policy records and Policy issue. PMLIC does not expect the Surrender Charges to cover all of these costs. To the extent that they do not, PMLIC will cover the short-fall from its general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

Contingent Deferred Administrative Charge. The Contingent Deferred Administrative Charge is as follows:

              CHARGE PER $1,000
POLICY YEAR      FACE AMOUNT
-----------   -----------------
    1-5             $5.00
      6              4.00
      7              3.00
      8              2.00
      9              1.00
     10                 0

Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge is to partially compensate PMLIC for the cost of selling the Policy.

If the Special Premium Payment Provision has never been in effect as of the date of surrender or lapse, then the Contingent Deferred Sales Charge is a percentage of the lesser of:

 (i) the total premiums paid, less premium processing charges, to the date of surrender or lapse; and

(ii) the schedule Base Premiums payable up to such date (scheduled Base Premiums are total scheduled premiums less premium processing charges and premiums for supplementary benefits and for extra-premium class);

If the Special Premium Payment Provision has been in effect prior to the date of surrender or lapse, then the Contingent Deferred Sales Charge is a percentage of the lesser of:

 (i) the total premiums paid, less premium processing charges, to the date of surrender or lapse; and

(ii) the scheduled Base Premium that would have been payable up to such date if the Special Premium Payment Provision had never been in effect.

The maximum Contingent Deferred Sales Charge is an amount equal to 25% of the first year's scheduled Base Premium, plus 5% of the scheduled Base Premiums for Policy Year 2, 3, 4 and 5. Expressed differently, this equals 9% of the total scheduled Base Premiums for Policy Years 1 through 5. The maximum Contingent Deferred Sales Charge will be applied to Policies that lapse or are surrendered during Policy Year 5. Thereafter, the Contingent Deferred Sales Charge will be reduced each year until it becomes zero in Policy Year 10 and thereafter.

The following table shows the rates that will apply when Policies with premiums payable annually (and for Insureds with an Issue Age of 65 or less) are surrendered or lapse.

 FOR POLICIES     THE CONTINGENT DEFERRED SALES CHARGE    WHICH IS EQUAL TO THE
   WHICH ARE               RATES WILL BE THE             FOLLOWING PERCENTAGE OF
  SURRENDERED           FOLLOWING PERCENTAGE OF          THE SCHEDULED PREMIUMS
OR LAPSE DURING           ONE SCHEDULED ANNUAL              UP TO THE DATE OF
  POLICY YEAR                   PREMIUM                    SURRENDER OR LAPSE
---------------   ------------------------------------   -----------------------
            1                       25%                           25.00%
            2                       30%                           15.00%
            3                       35%                           11.66%
            4                       40%                           10.00%
            5                       45%                            9.00%
            6                       40%                            6.66%
            7                       30%                            4.28%
            8                       20%                            2.50%
            9                       10%                            1.11%
 10 and later                     Zero                             Zero

For Insureds whose Issue Age is above 65, the rates that will apply when Policies with premiums payable annually are surrendered or lapse will be less than or equal to those shown in the table above.

For Policies with premiums payable more frequently than annually, the maximum Contingent Deferred Sales Charge is also 25% of the first year's scheduled Base Premiums due on or before the date of surrender or lapse plus 5% of the scheduled Base Premiums for Policy Years 2, 3, 4 and 5 which are payable on or before the date of surrender or lapse (or the same percentages of total premiums paid, if less). The charge declines uniformly in Policy Years 6 through 9 until it becomes zero for Policy Years 10 and thereafter. Although the rate of the Contingent Deferred Sales Charges is the same for annual premium Policies and Policies with premiums paid more frequently than annually, for Policies surrendered at the end of a Policy Year, the dollar amount of this charge will be higher for Policies with premiums paid more frequently than for annual premium Policies because the total amount of the scheduled premiums is higher.

MONTHLY DEDUCTIONS

Charges will be deducted from the Policy's Cash Value on the Policy Date and on each Policy Processing Day to compensate PMLIC for administrative expenses and for the insurance coverage provided by the Policy. The Monthly Deduction consists of five components -- (a) the Cost of Insurance, (b) Administration Charge, (c) Minimum Death Benefit Guarantee Charge, (d) First Year Policy Charge, and (e) Supplementary Benefit Charge. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction may vary in amount from month to month. The Monthly Deduction is deducted from the Subaccounts based on the proportion that the Owner's value in the Subaccounts bears to the total unloaned Cash Value of the Policy.

Cost of Insurance. Because the cost of insurance depends upon several variables, the cost for each Policy Month can vary. PMLIC will determine the Monthly Cost of Insurance Charge by multiplying the applicable cost of insurance rate or rates by the Net Amount at Risk for each Policy Month. If any unscheduled premium payments are made, this charge may be slightly higher for a Policy with the Increasing Death Benefit than for the same Policy with the Basic Death Benefit.

The Net Amount at Risk on any Policy Processing Day is the amount by which the Death Benefit exceeds the Policy's Cash Value. In calculating the cost of insurance charge, the rate for the Premium Class on the Policy Processing Day is applied to the Net Amount at Risk.

Any change in the Net Amount at Risk will affect the total Cost of Insurance Charges paid by the Owner. PMLIC expects to profit from Cost of Insurance Charges and may use these profits for any lawful purpose including covering distribution expenses.

Cost of Insurance Rate. The cost of insurance rate is based on the Attained Age, Sex, Premium Class of the Insured. The actual Monthly Cost of Insurance rates will be based on PMLIC's expectations as to future mortality and expense experience. They will not, however, be greater than the guaranteed maximum cost of insurance rates set forth in the Policy. The guaranteed maximum rates are based on the Insured's Attained Age, Sex, Premium Class, and the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table. For Policies issued in states which require "unisex" policies (currently Montana) or in conjunction with employee benefit plans, the maximum cost of insurance charge depends only on the Insured's Age, Premium Class and the 1980 Commissioners Standard Ordinary Mortality Table NB and SB. Any change in the cost of insurance rates will apply to all persons of the same Attained Age, Sex, and Premium Class.

Premium Class. The Premium Class of the Insured will affect the cost of insurance rates. PMLIC currently places Insureds into standard classes and classes with extra ratings, which reflect higher mortality risks. In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance than an Insured in a class with extra rating. The standard Premium Class is divided into two categories: smoker and nonsmoker. Nonsmoking Insureds will generally incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class.

Since the nonsmoker designation is not available for Insured under Attained Age 22 (21 in Texas), shortly before an Insured attains age 22, PMLIC will notify the Insured about possible classification as a nonsmoker and will send the Insured an Application for Change in Premium Class. If the Insured does not qualify as a nonsmoker or does not return the application, cost of insurance rates will be based on the Premium Class shown in the Policy. However, if the insured returns the application and qualifies as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.

Administration Charge. A Monthly Administration Charge of $3.25 and $0.015 per $1,000 of Face Amount is deducted from the Cash Value on the Policy Date and each Policy Processing Day as part of the Monthly Deduction. This charge is intended to reimburse PMLIC for ordinary administrative expenses expected to be incurred, including record keeping, processing claims and certain Policy changes, preparing and mailing reports, and overhead costs.

Minimum Death Benefit Guarantee Charge. This charge compensates PMLIC for the risk it assumes by guaranteeing that, no matter how unfavorable investment experience may be, as long as required scheduled premiums are paid when due the Death Benefit will never be less than the Face Amount of the Policy if the Basic Death Benefit applies and the Face Amount of the Policy plus the sum of unscheduled premiums received by PMLIC as of the date of death if the Increasing Death Benefit applies. This charge is equal to $0.01 per $1,000 of the applicable Guaranteed Minimum Death Benefit. For a Policy with a Guaranteed Minimum Death Benefit of $50,000, the deduction will be $0.50 per month or $6.00 per year.

First Year Policy Charge. A charge of $5.00 will be deducted on each of the first 12 Policy Processing Days. This charge in conjunction with the Contingent Deferred Administrative Charge compensates PMLIC for expenses, other than sales expenses, incurred in conjunction with issuance of the Policy.

Supplementary Benefit Charge. If the Special Premium Payment Provision is in effect, charges for any supplementary benefits or for extra-premium class will be deducted on each Policy Processing Day a scheduled premium otherwise would be due. These charges will be 92.5% of the premiums otherwise payable for these benefits.

MORTALITY AND EXPENSE RISK CHARGE

A daily charge will be deducted from the value of the net assets of the Subaccounts to compensate PMLIC for mortality and expense risks assumed in connection with the Policy. This charge will be deducted at an annual rate of 0.60% (or a daily rate of 0.001644) of the average daily net assets of each Subaccount. The mortality risk assumed by PMLIC is that Insureds may live for a shorter time than projected and, therefore, greater death benefits than expected will be paid in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policy.

If the mortality and expense risk charge proves insufficient, PMLIC will provide for all death benefits and expenses and any loss will be borne by PMLIC. Conversely, PMLIC will realize a gain from this charge to the extent all money collected from this charge is not needed to provide for benefits and expense under the Policies.

ASSET CHARGE AGAINST ZERO COUPON BOND SUBACCOUNT

PMLIC makes an additional daily asset charge against the assets of the Zero Coupon Bond Subaccount. This charge is to reimburse PMLIC for transaction charges paid directly by PMLIC to Merrill Lynch, Pierce, Fenner & Smith on the sale of Zero Trust units to the Zero Coupon Bond Subaccount. PMLIC pays these amounts from General Account assets. The amount of the asset charge currently is equivalent to an effective annual rate of 0.25% (.000685% per day) of the average daily net assets of each Subaccount. This amount may be increased in the future, but in no event will it exceed an effective annual rate of 0.50% (.001370% per day).

CHARGE FOR INCOME TAXES

PMLIC currently does not charge the Separate Account for its corporate federal income taxes. However, PMLIC may make such a charge in the future if there are any taxes that are attributable to that account. Charges for other applicable taxes attributable to the account also may be made.

GUARANTEE OF CERTAIN CHARGES

PMLIC guarantees that it will not increase the charges deducted from premiums, and the charge to the Separate Account for mortality and expense risks.

OTHER CHARGES

The Separate Account purchases shares of the Funds and the Zero Trust at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' and Zero Trust's Portfolios. The fees and expenses for the Funds, the Zero Trust and their Portfolios are described briefly in connection with a general description of each Fund and the Zero Trust. More detailed information is contained in the Prospectuses of the Funds and the Zero Trust which are attached to or accompany this Prospectus.


CHARGE DISCOUNTS FOR SALES TO CERTAIN POLICIES



The Policy is available for purchase by individuals, corporations, and other groups. PMLIC may reduce or waive certain charges (such as the Premium Expense Charge, Surrender Charge, Monthly Administration Charge, Monthly Cost of Insurance Charge, or other charges) where the size or nature of such sales results in savings to PMLIC with respect to sales, underwriting, administrative, or other costs. PMLIC also may reduce or waive charges on Policies sold to officers, directors, and employees of PMLIC or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, PMLIC reduces or waives charges based on a number of factors, including:



     - the number of Insureds;



     - the size of the group of purchasers;



     - the total premium expected to be paid;



     - total assets under management for the Owner;



     - the nature of the relationship among individual Insureds;



     - the purpose for which the Policies are being purchased;



     - the expected persistency of individual Policies; and



     - any other circumstances which are rationally related to the expected reduction in expenses.



Reductions or waivers of charges will not discriminate unfairly among Owners.


                            OTHER POLICY PROVISIONS


DELAYS IN PAYMENT OF POLICY BENEFITS


Proceeds under a Policy will ordinarily be paid to the Beneficiary within seven days after PMLIC receives proof of the Insured's death at its Service Center and all other requirements are satisfied. Proceeds will be paid in a single sum unless an alternative settlement option has been selected.

If Proceeds are payable in a single sum, interest at the annual rate of 3% or any higher rate declared by PMLIC or required by law is paid on the Proceeds from the date of death until payment is made.

Any amounts payable as a result of surrender, withdrawal of excess cash value or Policy loan will ordinarily be paid within seven days of receipt of written notices, permitted telephone, fax and/or e-mail requests at PMLIC's Service Center in a form satisfactory to PMLIC.

For Policies sold in New York State, if the amount payable as a result of surrender, withdrawal of excess Cash Value or a Policy loan is not mailed or delivered to the Owner within 10 working days of receipt by PMLIC of the request, interest will be added to such amount at the rate required by New York law.

Generally, the amount of a payment from the Subaccounts will be determined as of the date of receipt by PMLIC of all required documents. However, PMLIC may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the disposal or valuation of a Subaccount's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the SEC's rules and regulations, trading is restricted or an emergency is deemed to exist; or (2) the SEC by order permits postponement of such actions for the protection of PMLIC policyholders. PMLIC will allow interest, at a rate of 3% a year, on any payment PMLIC defers for 30 days or more as described above.


If mandated under applicable law, PMLIC may be required to reject a premium payment. PMLIC may also be required to block the Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or Death Benefits, until instructions are received from the appropriate regulator.


The Owner may decide the form in which Proceeds will be paid. During the Insured's lifetime, the Owner may arrange for the Proceeds to be paid in a lump sum or under a Settlement Option. These choices are also available upon surrender of the Policy for its Net Cash Surrender Value and for payment of the Cash Value upon maturity of the Policy. If no election is made, payment will be made in a lump sum. The Beneficiary may also arrange for payment of the Proceeds in a lump sum or under a Settlement Option. If the Beneficiary is changed, any prior arrangements with respect to the Payment Option will be cancelled.

THE POLICY

The Policy and the application(s) attached thereto are the entire contract. Only statements made in the applications can be used to void the Policy or deny a claim. PMLIC assumes that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. PMLIC relies on those statements when it issues or changes a Policy. Only the President or a Vice President of PMLIC can agree to change or waive any provisions of the Policy and only in writing. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

OWNERSHIP

The Owner is the Insured unless a different Owner is named in the application or thereafter changed. While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by PMLIC. If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided.

BENEFICIARY

The Beneficiary is designated in the application for the Policy, unless thereafter changed by the Owner during the Insured's lifetime by written notice to PMLIC. Any Proceeds for which there is not a designated Beneficiary surviving at the Insured's death are payable in a single sum to the Insured's executors or administrators.

CHANGE OF OWNER OR BENEFICIARY

As long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to PMLIC. If two or more persons are named as Beneficiaries, those surviving the Insured will share the Proceeds equally, unless otherwise stated. The change will take effect as of the date it is signed, whether or not the Insured is living when the request is received by PMLIC. PMLIC will not be responsible for any payment made or action taken before it receives the written request. A change in the Policy's ownership may have federal income tax consequences. (see "Tax Treatment of Policy Benefits.")

TELEPHONE, FAX, AND E-MAIL REQUESTS

In addition to written requests, transfers, Dollar Cost Averaging, Automatic Asset Rebalancing, Loans (excluding 403(b) plans), exercise of the Special Transfer Right, and Partial Withdrawals (fax and e-mail only) may be made based upon instructions given by telephone, fax, and e-mail, provided the appropriate election has been made at the time of application or proper authorization is provided to PMLIC. PMLIC reserves the right to suspend telephone, fax, and/or e-mail privileges at any time for any class of policies, for any reason.

PMLIC will employ reasonable procedures to confirm that instructions communicated by telephone, fax, and e-mail are genuine, and if PMLIC follows such procedures, it will not be liable for any losses due to unauthorized or fraudulent instructions. PMLIC, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures PMLIC will follow for telephone, fax, and e-mail transactions include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of any instructions given by telephone.

Telephone, fax, and e-mail may not always be available. Any telephone, fax, or computer system, whether it is the Owner's, the Owner's service provider's or agent's, or PMLIC's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the processing of a request. Although PMLIC has taken precautions to help its systems handle heavy use, PMLIC cannot promise complete reliability under all circumstances. If problems arise, the request should be made by writing to the Service Center.

If the Owner is provided a personal identification number ("PIN") in order to execute electronic transactions, the Owner should protect his or her PIN, because self-service options will be available to the Owner's agent of record and to anyone who provides the Owner's PIN. PMLIC will not be able to verify that the person providing instructions by telephone, fax, or e-mail is the Owner or is authorized by the Owner.


SPLIT DOLLAR ARRANGEMENTS

The Owner or Owners may enter into a Split Dollar Arrangement between each other or another person or persons whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Policy Proceeds) are split between the parties. There are different ways of allocating such rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Net Cash Surrender Value. The employee may designate the Beneficiary to receive any Death Proceeds in excess of the Net Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the Death Proceeds the amount which he would have been entitled to receive upon surrender of the policy and the employee's Beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a Split Dollar Arrangement will be binding on PMLIC unless in writing and received by PMLIC. The IRS has recently issued guidance regarding the tax treatment of Split Dollar Arrangements.

The parties who elect to enter into a Split Dollar Arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement.

ASSIGNMENTS

The Owner may assign any and all rights under the Policy. No assignment binds PMLIC unless in writing and received by PMLIC at its Service Center. PMLIC assumes no responsibility for determining whether an assignment is valid and the extent of the assignee's interest. All assignments will be subject to any Policy loan. The interest of any Beneficiary or other person will be subordinate to any assignment. A Beneficiary may not commute, encumber, or alienate Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee. Assignment of the Policy may have adverse tax consequences. (See "Tax Treatment of Policy Benefits.")

MISSTATEMENT OF AGE AND SEX

If the Insured's age or sex has been misstated in the application, the Death Benefit and any benefits provided by riders will be such as the most recent Monthly Deductions would have provided at the correct age and sex. No adjustment will be made to the Cash Value.

DIVIDENDS

The Policy is participating; however, no dividends are expected to be paid on the Policy. If dividends are ever declared, they will be paid under one of the following options:

          (a) Paid in cash; or

          (b) Applied as a scheduled or unscheduled Net Premium.

The Owner must choose an option at the time the application for the Policy is signed. If no option is chosen, any dividend will be applied as a Net Premium payment. The Owner may change the option by giving written notice to PMLIC.

For Policies sold in New York State, if dividends are ever declared they will be paid under one of the options above, or left to accumulate at interest or used to buy paid-up additions, as chosen by the Owner.

SETTLEMENT OPTIONS

In lieu of a single sum payment on death or surrender, an election may be made to apply the proceeds under any one of the fixed-benefit Settlement Options provided in the Policy. A guaranteed interest rate of 3% per year applies to the Options listed below. Additional interest may be declared each year by PMLIC in its sole discretion. PMLIC may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates. Please refer to the Policy for more details. As part of our general account assets, Settlement Options proceeds may be subject to claims of creditors.

Proceeds at Interest Option. Left on deposit to accumulate with PMLIC with interest payable at a rate of at least 3% per year.

Installments of a Specified Amount Option. Payable in equal installments until proceeds applied under the Option and interest on the unpaid balance at 3% per year and any additional interest are exhausted.

Installments for a Specified Period Option. Payable in the number of equal monthly installments set forth in the election. Payments may be increased by additional interest which would increase the installments certain. The guaranteed interest rate is 3% per year.

Life Income Option. Payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the proceeds applied under the Option are exhausted, as elected.

Joint and Survivor Life Income. Payable in equal monthly installments, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months, as elected.

Alternate Life Income Option. Proceeds may be taken as a life income with the amount of the payments depending on the non-participating single premium immediate annuity rates at the time payments begin.

                             SUPPLEMENTARY BENEFITS

In addition to the ADB rider, the following riders offer other supplementary benefits. Most are subject to various age and underwriting requirements and, unless otherwise indicated, must be purchased when the Policy is issued. The cost of each rider is included in the monthly deduction.

Disability Waiver of Premium. Providing that in the event of the Insured's total disability before the Policy Anniversary nearest the Insured's 60th birthday and continuing for at least 90 days (where permitted), PMLIC will waive all scheduled premiums after the commencement and during the continuance of such disability. PMLIC may offer a 180 day extended waiting period for certain Insured who do not qualify for the normal 90 day period.

Accidental Death Benefit. Providing for an additional fixed amount of Death Benefit in the event the Insured dies from accidental bodily injury before the Policy Anniversary nearest the Insured's 70th birthday.

Guaranteed Purchase Option. Providing that the Owner may purchase additional insurance on the Insured's life at specified times without evidence of insurability and under certain other circumstances.

                       FEDERAL INCOME TAX CONSIDERATIONS

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon PMLIC's understanding of the present federal income tax laws.

No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

A Policy must satisfy certain requirements set forth in the Internal Revenue Code in order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contacts. The manner in which these requirements are to be applied to certain features of the Policy is not directly addressed by the Internal Revenue Code, and there is limited guidance. PMLIC anticipates that a Policy should satisfy the applicable requirements. In the absence of pertinent interpretations, however, there is some uncertainty about the application of these requirements to the Policy, particularly if the Owner pays the full amount of premiums permitted under the Policy. In addition, if you elect the Accelerated Death Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear. Please consult a tax adviser on these consequences.

In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of an Owner to allocate premium payments and the Cash Value and the narrow investment objective of certain Portfolios, have not been explicitly addressed in published rulings. While PMLIC believes that the Policies do not give Owners investment control over Separate Account assets, PMLIC reserves the right to modify the Policies as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

In General. PMLIC believes that the death benefit under a Policy should be excludible from the gross income of the beneficiary.

Federal, state and local transfer, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the Owner will not be deemed to be in constructive receipt of the Cash Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven Policy years or seven years following a material change to the Policy. Certain changes in a Policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A reduction in the Death Benefit at any time below the lowest level of Death Benefit payable during the first seven policy years could cause the Policy to become a Modified Endowment Contract. A current or prospective Owner should consult with a competent adviser to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract.

Distributions Other Than Death Benefits from Modified Endowment
Contracts. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

- All distributions other than death benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, are treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Owner's investment in the Policy only after all gain has been distributed.

- Loans taken from or secured by a Policy classified as a Modified Endowment Contract are treated as distributions and taxed in same manner as surrenders and withdrawals.

- A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary or designated beneficiary.

If a Policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Policy within two years before it becomes a Modified Endowment Contract will be taxed in this manner. This means that a distribution made from a Policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions other than death benefits from a Policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the Owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a Modified Endowment Contract are generally not treated as distributions.

Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

Investment in the Policy. The Owner's investment in the Policy is generally the aggregate premium payments. When a distribution is taken from the Policy, the Owner's investment in the Policy is reduced by the amount of the distribution that is tax-free.


Policy Loans. In general, interest on a Policy loan will not be deductible. Before taking out a Policy loan, an Owner should consult a tax adviser as to the tax consequences. If a Policy loan is outstanding when a Policy is canceled or lapses, or the amount of the outstanding indebtedness will be added to the amount distributed and taxed accordingly.


Multiple Policies. All Modified Endowment Contracts that are issued by PMLIC (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

Accelerated Death Benefit Rider. The Federal income tax consequences associated with the Accelerated Death Benefit rider are uncertain. Owners should consult a qualified tax adviser about the consequences of requesting payment under this rider.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the Federal, state and estate tax consequences could differ. A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. PMLIC reports this cost (generally referred to as the "P.S. 58" cost) to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the Policy Account Value is not taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

SPECIAL RULES FOR 403(b) ARRANGEMENTS

If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable. In addition, premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with Section 403(b) annuity, to comply with the requirements of
Section 403(b) of the Code. A competent tax adviser should be consulted.


FOREIGN TAX CREDITS



To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by PMLIC, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Policy Owners.


BUSINESS USES OF THE POLICY

Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If an Owner is purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, he or she should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. The Internal Revenue Service has also recently issued new guidance on split dollar insurance plans. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.


WITHHOLDING



To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


OTHER TAX CONSIDERATIONS

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

ALTERNATIVE MINIMUM TAX

There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

PMLIC'S TAXES

Under current Federal income tax law, PMLIC is not taxed on the Separate Account's operations. Thus, currently PMLIC does not deduct charges from the Separate Account for its Federal income taxes. PMLIC reserves the right to charge the Separate Account for any future Federal income taxes that it may incur.

Under current laws in several states, PMLIC may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, PMLIC may deduct charges for such taxes.

           POLICIES ISSUED IN CONJUNCTION WITH EMPLOYEE BENEFIT PLANS

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly Cost of Insurance Charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these Tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Premium Class. (See "Monthly Deductions.") Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of such Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular Settlement Option will be the same for male and female Insureds. (See "Settlement Options.")

              LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that in other factual circumstances the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. The Policies offered by this Prospectus (other than Policies issued in states which require "unisex" policies (currently Montana) and EBS Policies are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.

                                 VOTING RIGHTS

All of the assets held in the Subaccounts of the Separate Account will be invested in shares of corresponding portfolios of the Funds. (The organizational documents of the Trust do not contemplate meetings of holders of Trust units nor any action taken by vote of such holders). The Funds do not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund. PMLIC is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with its view of present applicable law, PMLIC will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners. Fund shares held in each Subaccount for which no timely instructions from policyowners are received will be voted by PMLIC in the same proportion as those shares in that Subaccount for which instructions are received.

Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions. Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Subaccounts in which their Policy values are allocated. The number of shares held in each Subaccount attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that account by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting. Fractional shares will be counted. For each share of a Portfolio for which Owners have no interest, PMLIC will cast votes, for or against any matter, in the same proportion as Owners vote.

If required by state insurance officials, PMLIC may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment adviser of one or more of the Portfolios. In addition, PMLIC may disregard voting instructions in favor of changes initiated by an Owner or the Fund's Board of Directors provided that PMLIC's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purposes, and the effect the change would have on PMLIC. If PMLIC does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.

                               STANDARD & POOR'S

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PMLIC and the Market Street Fund ("Market Street"). Neither the Policy nor the Equity 500 Index Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

S&P makes no representation or warranty, express or implied, to the owners of the Policy and the Equity 500 Index Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Policy and the Equity 500 Index Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to PMLIC and Market Street is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to PMLIC, Market Street, the Policy, or the Equity 500 Index Portfolio. S&P has no obligation to take the needs of PMLIC, Market Street, or the owners of the Policy or the Equity 500 Index Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the Equity 500 Index Portfolio or the timing of the issuance or sale of the Policy or the Equity 500 Index Portfolio or in the determination or calculation of the equation by which the Policy or the Equity 500 Index Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the Equity 500 Index Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P, INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PMLIC, MARKET STREET, OWNERS OF THE POLICY AND THE EQUITY 500 INDEX PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                    CHANGES TO THE SEPARATE ACCOUNT OR FUNDS

CHANGES TO SEPARATE ACCOUNT OPERATIONS

The voting rights described in this Prospectus are created under applicable Federal securities laws and regulations. If these laws or regulations change to eliminate the necessity to solicit voting instructions from Owners or restrict such voting rights, PMLIC reserves the right to proceed in accordance with any such changed laws or regulations.

PMLIC also reserves the right, subject to compliance with applicable law, including approval of Owners, if so required: (1) to transfer assets supporting the Policies from one Subaccount to another Subaccount or from the Separate Account to another separate account, (2) to create additional separate accounts or subaccounts, or combine or remove Subaccounts from the Separate Account, (3) to operate the Separate Account or one or more of the Subaccounts as a management investment company under the 1940 Act, or in any other form permitted by law; (4) to deregister the unit investment trust under the 1940 Act; and (5) to modify the provisions of the Policies to comply with applicable laws.

CHANGES TO AVAILABLE PORTFOLIOS

It is possible that PMLIC may determine that one or more of the Portfolios or the Zero Trust may become unsuitable for investment by the corresponding Subaccount because of a change in investment policy, or a change in the tax laws, or because the shares or units are no longer available for investment or for any other reasonable cause. In that event, PMLIC may seek to substitute the shares of another Portfolio or of a Portfolio of a Fund not currently available under the Policies. If required by law, the approval of the SEC and possibly one or more state insurance departments would be obtained.

Each of the Funds sells its shares to the Separate Account in accordance with the terms of a participation agreement between it and PMLIC. The termination provisions of those agreements vary. Should an agreement between PMLIC and a Fund terminate, the Separate Account will not be able to purchase additional shares of that Fund. In that event, Owners would no longer be able to allocate Cash Value or Net Premium Payments to Subaccounts investing in Portfolios of that Fund. Additionally, in certain circumstances, it is possible that a Fund may refuse to sell its shares to the Separate Account despite the fact that the participation agreement between the Fund and PMLIC has not been terminated. In such an event, PMLIC will not be able to honor requests of Owners to allocate their Cash Value or Net Premium Payments to Subaccounts investing in shares of Portfolios of that Fund.

PMLIC'S EXECUTIVE OFFICERS AND DIRECTORS

PMLIC is governed by a board of directors. The following table sets forth the name, address, and principal occupation during the past 5 years of each of PMLIC's executive officers and directors. Unless otherwise noted, each person's principal business address is c/o Provident Mutual Life Insurance Company, 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312.

                        OFFICERS AND DIRECTORS OF PMLIC


           NAME AND POSITION                  PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
           -----------------                  -----------------------------------------------
Robert W. Kloss
  Chairman, President and
  Chief Executive Officer..............  1996 to present -- President and Chief Executive Officer of PMLIC; 1999 to present -- Chairman of the Board of
                                         PMLIC.

Bernard E. Anderson
  Director.............................  2001 to present -- Full Professor of Management, The
  The Wharton School                     Wharton School; 2001 -- Senior Fellow with The Wharton
  University of Pennsylvania             School, University of Pennsylvania; 1994 to
  Room 317, Vance Hall                   2001 -- Assistant Secretary of the U.S. Department of
  3701 Spruce Street                     Labor.
  Philadelphia, PA 19104

Dorothy M. Brown
  Director.............................  1994 to present -- Educational Consultant of The Kaludis
  1919 M Street, N.W.                    Consulting Group; 1998-1999 -- Interim President of
  Suite 440                              Allegheny University.
  Washington, DC 20036

Robert J. Casale
  Director.............................  1997 to present -- Executive Consultant of Automatic Data
  Brokerage Info. Svcs. Group            Processing, Inc.; 1988-1997 -- President of the Brokerage
  2 Journal Square                       Information Services Group of Automatic Data Processing,
  Jersey City, NJ 07306                  Inc.

Nicholas DeBenedictis
  Director.............................  1993 to present -- Chairman of Philadelphia Suburban
  Philadelphia Suburban                  Corporation.
  Corporation
  762 Lancaster Ave.
  Bryn Mawr, PA 19010

Philip C. Herr, II
  Director.............................  1961 to present -- Partner of Herr, Potts & Herr.
  Herr, Potts & Herr
  Strafford Office Building,
  Building #4
  175 Strafford Avenue, Suite 314
  Wayne, PA 19087

J. Richard Jones
  Director.............................  1998 to present -- Executive Managing Director of
  Insignia/ESG, Inc.                     Insignia/ESG; 1981-1998 -- President and Chief Executive
  1800 JFK Boulevard                     Officer of Jackson- Cross Company.
  10th Floor
  Philadelphia, PA 19103

John P. Neafsey
  Director.............................  1994 to present -- President of JN Associates.
  JN Associates
  13 Valley Road
  So. Norwalk, CT 06854

Charles L. Orr
  Director.............................  2000 to present -- Retired; 1993 to 2000 -- President and
  440 Davis Court, #2119                 Chief Executive Officer of Shaklee Corporation.
  San Francisco, CA 94111

           NAME AND POSITION                  PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
           -----------------                  -----------------------------------------------
Harold A. Sorgenti
  Director.............................  1997 to present -- Managing Partner at Sorgenti Investment
  Sorgenti Investment Partners           Partners; 1998 to present -- Chairman and Chief Executive
  Mellon Center, Suite 1313              Officer of SpecChem International Holdings, LLC;
  1735 Market Street                     1991-1997 -- Partner of The Freedom Group Partnership.
  Philadelphia, PA 19103

Alan F. Hinkle
  Executive Vice President
  and Chief Actuary....................  1996 to present -- Executive Vice President and Chief
                                         Actuary of PMLIC.

Joan C. Tucker*
  Executive Vice President,
  Corporate Operations.................  1996 to present -- Executive Vice President, Corporate
                                         Operations of PMLIC.

Mary Lynn Finelli
  Executive Vice President
  and Chief Financial Officer..........  1996 to present -- Executive Vice President and Chief
                                         Financial Officer of PMLIC.

Mehran Assadi*
  Executive Vice President,
  Distribution/Marketing and Chief
  Information Officer..................  1998 to present -- Executive Vice President and Chief
                                         Information Officer of PMLIC; 1982-1998 -- Vice President,
                                         Technology and Business Development of St. Paul Company.

Linda M. Springer
  Senior Vice President and
  Controller...........................  2000 to present -- Senior Vice President and Controller of
                                         PMLIC; 1996-2000 -- Vice President and Controller of
                                         PMLIC.

Rosanne Gatta
  Vice President and Treasurer.........  1994 to present -- Vice President and Treasurer of PMLIC.


* The address is 300 Continental Drive, Newark, Delaware 19713.


PMLIC holds the Separate Account's assets physically segregated and apart from the general account. PMLIC maintains records of all purchases and sale of portfolio shares by each of the Subaccounts. A fidelity bond in the amount of $10 million per occurrence and $20 million in the aggregate covering PMLIC's officers and employees has been issued by Continental Casualty Company (a subsidiary of CNA).


                            DISTRIBUTION OF POLICIES

Applications for the Policies are solicited by agents who are licensed by state insurance authorities to sell PMLIC's variable life insurance policies, and who are also registered representatives of 1717 Capital Management Company ("1717") or registered representatives of broker/dealers who have Selling Agreements with 1717 or registered representatives of broker/dealers who have Selling Agreements with such broker/dealers. 1717, whose address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is a registered broker/dealer under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). 1717 was organized under the Laws of Pennsylvania on January 22, 1969, and is an indirect wholly-owned subsidiary of PMLIC. 1717 acts as the principal underwriter of the Policies (as well as other variable life policies) pursuant to an Underwriting Agreement to which the Separate Account, 1717 and PMLIC are parties. 1717 is also the principal underwriter of variable annuity contracts issued by PMLIC and variable life insurance policies and variable annuity contracts issued by Providentmutual Life and Annuity Company of America, a wholly-owned subsidiary of PMLIC. 1717 receives no compensation as principal underwriter of the Policies. The Policies are offered and sold only in those states where their sale is lawful.

More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. The Owner also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.



PMLIC pays sales commissions for the sale of the Policies. Under PMLIC's distribution agreement with 1717, PMLIC may pay the following sales expenses; general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Policies. PMLIC also pays for 1717's operating and other expenses. Commissions payable for sales by registered representatives of a broker-dealer having a selling agreement with 1717, and/or to registered representatives of a broker-dealer having a selling agreement with these broker-dealers, will be paid to such broker-dealers, who in turn may pay their registered representatives, these broker-dealers may retain a portion of the commissions. PMLIC may pay additional compensation to these broker-dealers and/or reimburse them for portions of Policy sales expenses.


The insurance underwriting and the determination of a proposed Insured's Premium Class and whether to accept or reject an application for a Policy is done by PMLIC. PMLIC will refund any premiums paid if a Policy ultimately is not issued or will refund the applicable amount if the Policy is returned under the Free-Look provision.

Agents are compensated for sales of the Policies on a commission and service fee basis and with other forms of compensation. During the first Policy Year, agent commissions will not be more than 50% of the premiums paid. Agent commissions will not be more than 7% of premiums paid for Policy Year 2 and 5% for years 3 through 10. If the Special Premium Payment Provision is in effect, the maximum percent of an unscheduled premium payment which is payable to the agent is 7% for such premiums received during Policy Year 2 and 5% for those received during Policy Years 3 through 10; for unscheduled premium payments greater than an amount equal to two years' scheduled premiums, the maximum percent of such excess amount which is payable to the agent is 2%. If the Special Premium Payment Provision is not in effect, the maximum percent of an unscheduled premium payment which is payable to the agent is 2%. Agents may also receive expense allowances.

Because registered representatives who sell the Policies are also PMLIC's life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that PMLIC offers, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, 1717 may also reimburse certain sales and marketing expenses or pay other forms of special compensation to selling broker-dealers.

PMLIC intends to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to Policy Owners or the Separate Account.

PMLIC offers the Policies to the public on a continuous basis and anticipates continuing to offer the Policies, but reserves the right to discontinue the offering.

                                 POLICY REPORTS

At least once each Policy Year a statement will be sent to the Owner describing the status of the Policy, including setting forth the Face Amount, the current Death Benefit, any Policy loans and accrued interest, the current Cash Value, the value in each Subaccount, premiums paid since the last report, charges deducted since the last report, any partial withdrawals since the last report, and the current Net Cash Surrender Value. In addition, a statement will be sent to an Owner showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing of Cash Value), the taking a loan, a repayment of a loan, a partial withdrawal and the payment of any premiums (excluding those paid by bank draft or otherwise under the Automatic Payment Plan). An Owner may request that a similar report be prepared at other times. PMLIC may charge a reasonable fee for such requested reports and may limit the scope and frequency of such requested reports.

An Owner will be sent a semi-annual report containing the financial statements of each Portfolio in which he or she is invested.

                                STATE REGULATION

PMLIC is subject to regulation and supervision by the Insurance Department of the Commonwealth of Pennsylvania which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Policy form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Policies are sold. PMLIC is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                                STATE VARIATIONS

Any state variations in the Policy are covered in a special policy form for use in that state. This prospectus provides a general description of the Policy. An Owner's actual policy and any endorsements or riders are the controlling documents. To review a copy of his or her policy and its endorsements and riders, if any, the Owner should contact PMLIC's Service Center.

                               LEGAL PROCEEDINGS

PMLIC and its subsidiaries, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PMLIC believes that as of the date of this Prospectus there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or PMLIC.

                                    EXPERTS

The Financial Statements listed on Page F-1, have been included in this Prospectus, in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

Actuarial matters included in the Prospectus have been examined by Scott V. Carney, FSA, MAAA, Vice President and Actuary of PMLIC, as stated in his opinion filed as an exhibit to the Registration Statement.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice relating to certain aspects of federal securities law applicable to the issue and sale of the Policies. James Bernstein, Esq., Assistant Secretary of PMLIC, has provided advice on certain matters relating to the laws of Pennsylvania regarding the Policies and PMLIC's issuance of the Policies.

                                  DEFINITIONS

APPLICATION...................   The application the Owner must complete to
                                 purchase a Policy plus all forms required by PMLIC or applicable law.

ATTAINED AGE..................   The Issue Age of the Insured plus the number of
                                 full Policy Years since the Policy Date.

BASE PREMIUM..................   Total scheduled premium minus the premium
                                 processing charge and any premium for
                                 supplementary benefits and extra-premium class.

BENEFICIARY...................   The person(s) or entity(ies) designated to
                                 receive all or some of the Insurance Proceeds when the Insured dies. The Beneficiary is designated in the application or if subsequently changed, as shown in the latest change filed with PMLIC. If no Beneficiary survives and unless otherwise provided, the Insured's estate will be the Beneficiary.

CASH VALUE....................   The total amount invested under the Policy. It
                                 is the sum of the Cash Values in the
                                 Subaccounts. If there is an outstanding policy loan, the Cash Value in the General Account will be added to the Cash Value of the Subaccounts to determine the Cash Value of the Policy.

DEATH BENEFIT.................   The greatest of: (1) the applicable Guaranteed
                                 Minimum Death Benefit for the policy; (2) the Face Amount plus the amount by which the Cash
                                 Value on the date of death exceeds the
                                 appropriate Special Premium Payment Single
                                 Premium; or (3) the Cash Value on the date of death times the appropriate Death Benefit
                                 Factor. This amount is adjusted to determine the Proceeds at death which is paid to the beneficiary.

FACE AMOUNT...................   The Face Amount is specified in the Policy. If
                                 scheduled premiums are paid when due and there are no outstanding policy loans, this will be the minimum Death Benefit.

GRACE PERIOD..................   The 61-day period allowed for payment of a
                                 premium following the date PMLIC mails notice of the amount required to keep the Policy in force.

INSURED.......................   The person upon whose life the Policy is
                                 issued.

ISSUE AGE.....................   The age of the Insured at his or her birthday
                                 nearest the Policy Date. The Issue Age is stated in the Policy.

LOAN VALUE....................   The maximum amount that may be borrowed under
                                 the Policy.

MINIMUM FACE AMOUNT...........   The Minimum Face Amount is $50,000.

MONTHLY DEDUCTIONS............   The amount deducted from the Cash Value on each
                                 Policy Processing Day. It includes the Cost of
                                 Insurance Charge, Administration Charge,
                                 Minimum Death Benefit Guarantee Charge, First
                                 Year Policy Charge, and the Supplementary
                                 Benefit Charge.

NET AMOUNT AT RISK............   The amount by which the Death Benefit exceeds
                                 the Policy Account Value.

NET CASH SURRENDER VALUE......   The Cash Surrender Value minus any outstanding
                                 Policy loans and accrued interest.

NET PREMIUMS..................   The remainder of a Base Premium after Deduction
                                 of the 7 1/2% charge for sales load and state premium tax or the remainder of an unscheduled premium after deduction of the Premium Expense
                                 Charge.

OWNER.........................   The person(s) or entity(ies) entitled to
                                 exercise the rights granted in the Policy.

POLICY ANNIVERSARY............   The same day and month as the Policy Date in
                                 each later year.

POLICY DATE...................   The date set forth in the Policy that is used
                                 to determine Policy Years and Policy Processing
                                 Days. The Policy Date is generally the same as the Issue Date but may be another date mutually agreed upon by PMLIC and the proposed Insured.

POLICY ISSUE DATE.............   The date on which the Policy is issued. It is
                                 used to measure suicide and contestable
                                 periods.

POLICY PROCESSING DAY.........   The day in each calendar month which is the
                                 same day of the month as the Policy Date. The first Policy Processing Day is the Policy Date.

POLICY YEAR...................   A year that starts on the Policy Date or on a
                                 Policy Anniversary.

PREMIUM CLASS.................   The classification of the Insured for cost of
                                 insurance purposes. The classes are: standard, with extra rating, non-smoker, nonsmoker with extra rating.

PREMIUM EXPENSE CHARGE........   The amount deducted from a premium payment
                                 which consists of the Premium Processing
                                 Charge, the Sales Charge, and the State and Local Premium Tax Charge.

PROCEEDS......................   The net amount to be paid to the Beneficiary
                                 when the Insured dies or when the Policy is surrendered.

SPECIAL PREMIUM PAYMENT SINGLE
  PREMIUM.....................   An amount used to determine whether the Owner
                                 is required to pay scheduled premiums to keep the Policy in full force.

SEPARATE ACCOUNT..............   The Provident Mutual Variable Life Separate
                                 Account.

SERVICE CENTER................   The Technology and Service Center located at
                                 300 Continental Drive, Newark, Delaware 19713.

SUBACCOUNT....................   A division of the Separate Account. The assets
                                 of each Subaccount are invested exclusively in a corresponding Portfolio that is part of one of the Funds.

SURRENDER CHARGE..............   The amount deducted from the Policy Account
                                 Value upon lapse or surrender of the Policy during the first 9 Policy Years.

VALUATION DAY.................   Each day that the New York Stock Exchange is
                                 open for business and any other day on which there is a sufficient degree of trading with respect to the Separate Account's portfolio of securities to materially affect the value of the Separate Account.

VALUATION PERIOD..............   The time between two successive Valuation Days.
                                 Each Valuation Period includes a Valuation Day and any non-Valuation Day or consecutive non-Valuation Days immediately preceding it.

                              FINANCIAL STATEMENTS

The financial statements of PMLIC included herein should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of PMLIC to meet its obligations under the Policies.

                         INDEX TO FINANCIAL STATEMENTS


Provident Mutual Variable Life Separate Account
     Report of Independent Accountants......................    F-2
     Statements of Assets and Liabilities, December 31,
      2001..................................................    F-3
     Statements of Operations for the Years Ended December
      31, 2001, 2000 and 1999...............................   F-10
     Statements of Changes in Net Assets for the Years Ended
      December 31, 2001, 2000, and 1999.....................   F-30
     Notes to Financial Statements..........................   F-50
Provident Mutual Life Insurance Company and Subsidiaries
     Report of Independent Accountants......................  F-121
     Consolidated Statements of Financial Condition,
      December 31, 2001 and 2000............................  F-122
     Consolidated Statements of Operations for the Years
      Ended December 31, 2001, 2000 and 1999................  F-123
     Consolidated Statements of Equity for the Years Ended
      December 31, 2001, 2000 and 1999......................  F-124
     Consolidated Statements of Cash Flows for the Years
      Ended December 31, 2001, 2000 and 1999................  F-125
     Notes to Consolidated Financial Statements.............  F-126

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Policyholders and
  Board of Directors of
Provident Mutual Life Insurance
  Company:

In our opinion, the accompanying statements of assets and liabilities of the Provident Mutual Variable Life Separate Account (comprising twenty-eight subaccounts, hereafter collectively referred to as the "Separate Account") and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Separate Account at December 31, 2001, and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Separate Account; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
January 18, 2002

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                            ALL PRO
                                             BROAD          MONEY                                    MID CAP
                                             EQUITY        MARKET         BOND        BALANCED       GROWTH      INTERNATIONAL
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                          ------------   -----------   -----------   -----------   -----------   -------------
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund,
  Inc., at fair value:
  All Pro Broad Equity Portfolio........  $173,372,963
  Money Market Portfolio................                 $53,041,046
  Bond Portfolio........................                               $19,745,829
  Balanced Portfolio....................                                             $40,134,504
  Mid Cap Growth Portfolio..............                                                           $67,284,654
  International Portfolio...............                                                                          $47,390,445
Dividends receivable....................                      66,767
                                          ------------   -----------   -----------   -----------   -----------    -----------
Total Assets............................   173,372,963    53,107,813    19,745,829    40,134,504    67,284,654     47,390,445
                                          ------------   -----------   -----------   -----------   -----------    -----------
LIABILITIES
Payable to Provident Mutual Life
  Insurance Company.....................       126,226       381,821        14,947        76,489       100,000
                                          ------------   -----------   -----------   -----------   -----------    -----------
NET ASSETS..............................  $173,246,737   $52,725,992   $19,730,882   $40,058,015   $67,184,654    $47,390,445
                                          ============   ===========   ===========   ===========   ===========    ===========
Held for the benefit of policyholders...  $173,185,747   $52,596,697   $19,710,550   $39,942,125   $66,892,976    $47,308,575
Attributable to Provident Mutual Life
  Insurance Company.....................        60,990       129,295        20,332       115,890       291,678         81,870
                                          ------------   -----------   -----------   -----------   -----------    -----------
                                          $173,246,737   $52,725,992   $19,730,882   $40,058,015   $67,184,654    $47,390,445
                                          ============   ===========   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                            ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                           LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP     EQUITY 500
                                                            GROWTH         VALUE        GROWTH         VALUE         INDEX
                                                          SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc., at fair
  value:
  All Pro Large Cap Growth Portfolio....................  $23,584,313
  All Pro Large Cap Value Portfolio.....................                $14,192,246
  All Pro Small Cap Growth Portfolio....................                              $29,304,856
  All Pro Small Cap Value Portfolio.....................                                            $19,001,687
  Equity 500 Index Portfolio............................                                                          $189,993,908
Receivable from Provident Mutual Life Insurance
  Company...............................................                                   20,000                       40,000
                                                          -----------   -----------   -----------   -----------   ------------
NET ASSETS..............................................  $23,584,313   $14,192,246   $29,324,856   $19,001,687   $190,033,908
                                                          ===========   ===========   ===========   ===========   ============
Held for the benefit of policyholders...................  $23,477,074   $14,160,003   $29,313,379   $18,955,712   $190,020,756
Attributable to Provident Mutual Life Insurance
  Company...............................................      107,239        32,243        11,477        45,975         13,152
                                                          -----------   -----------   -----------   -----------   ------------
                                                          $23,584,313   $14,192,246   $29,324,856   $19,001,687   $190,033,908
                                                          ===========   ===========   ===========   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
ASSETS
Investment in the Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A, at fair value:
  2006 Series...............................................    $14,276,892
                                                                -----------
LIABILITIES
  Payable to Provident Mutual Life Insurance Company........         19,067
                                                                -----------
NET ASSETS..................................................    $14,257,825
                                                                ===========
Held for the benefit of policyholders.......................    $14,229,997
Attributable to Provident Mutual Life Insurance Company.....         27,828
                                                                -----------
                                                                $14,257,825
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                           FIDELITY                     FIDELITY                    FIDELITY
                                                           EQUITY-        FIDELITY        HIGH        FIDELITY        ASSET
                                                            INCOME         GROWTH        INCOME       OVERSEAS       MANAGER
                                                          SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund, at
  fair value:
  Equity-Income Portfolio..............................  $136,397,219
  Growth Portfolio.....................................                 $226,770,036
  High Income Portfolio................................                                $15,849,124
  Overseas Portfolio...................................                                              $46,749,289
Investment in the Variable Insurance Products Fund II,
  at fair value:
  Asset Manager Portfolio..............................                                                            $51,084,474
Receivable from Provident Mutual Life Insurance
  Company..............................................        45,000         67,000        15,000
                                                         ------------   ------------   -----------   -----------   -----------
NET ASSETS.............................................  $136,442,219   $226,837,036   $15,864,124   $46,749,289   $51,084,474
                                                         ============   ============   ===========   ===========   ===========
Held for the benefit of policyholders..................  $136,433,163   $226,827,837   $15,851,604   $46,719,391   $51,047,025
Attributable to Provident Mutual Life Insurance
  Company..............................................         9,056          9,199        12,520        29,898        37,449
                                                         ------------   ------------   -----------   -----------   -----------
                                                         $136,442,219   $226,837,036   $15,864,124   $46,749,289   $51,084,474
                                                         ============   ============   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                               FIDELITY                     NEUBERGER       NEUBERGER
                                                              INVESTMENT     FIDELITY     BERMAN LIMITED     BERMAN
                                                              GRADE BOND    CONTRAFUND    MATURITY BOND     PARTNERS
                                                              SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund II, at
  fair value:
  Investment Grade Bond Portfolio...........................  $32,599,830
  Contrafund Portfolio......................................                $90,018,221
Investment in the Neuberger Berman Advisers Management
  Trust, at fair value:
  Limited Maturity Bond Portfolio...........................                               $12,698,969
  Partners Portfolio........................................                                               $28,799,368
Receivable from Provident Mutual Life Insurance Company.....                     30,000
                                                              -----------   -----------    -----------     -----------
Total Assets................................................  32,599,830     90,048,221     12,698,969      28,799,368
                                                              -----------   -----------    -----------     -----------
LIABILITIES
Payable to Provident Mutual Life Insurance Company..........                                                   100,000
                                                              -----------   -----------    -----------     -----------
NET ASSETS..................................................  $32,599,830   $90,048,221    $12,698,969     $28,699,368
                                                              ===========   ===========    ===========     ===========
Held for the benefit of policyholders.......................  $32,598,489   $90,034,681    $12,664,205     $28,575,139
Attributable to Provident Mutual Life Insurance Company.....       1,341         13,540         34,764         124,229
                                                              -----------   -----------    -----------     -----------
                                                              $32,599,830   $90,048,221    $12,698,969     $28,699,368
                                                              ===========   ===========    ===========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                                                    VAN ECK                       ALGER
                                                        VAN ECK       VAN ECK      WORLDWIDE      VAN ECK        AMERICAN
                                                       WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                          BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Van Eck Worldwide Insurance Trust,
  at fair value:
  Van Eck Worldwide Bond Portfolio...................  $4,980,070
  Van Eck Worldwide Hard Assets Portfolio............               $3,281,093
  Van Eck Worldwide Emerging Markets Portfolio.......                             $13,023,484
  Van Eck Worldwide Real Estate Portfolio............                                           $2,175,138
Investment in the Alger American Fund, at fair value:
  Alger American Small Capitalization Portfolio......                                                          $29,258,796
Receivable from Provident Mutual Life Insurance
  Company............................................                                                               35,000
                                                       ----------   ----------    -----------   ----------     -----------
NET ASSETS...........................................  $4,980,070   $3,281,093    $13,023,484   $2,175,138     $29,293,796
                                                       ==========   ==========    ===========   ==========     ===========
Held for the benefit of policyholders................  $4,961,946   $3,247,589    $12,998,551   $2,136,670     $29,281,783
Attributable to Provident Mutual Life Insurance
  Company............................................     18,124        33,504         24,933       38,468          12,013
                                                       ----------   ----------    -----------   ----------     -----------
                                                       $4,980,070   $3,281,093    $13,023,484   $2,175,138     $29,293,796
                                                       ==========   ==========    ===========   ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                                  STRONG         STRONG
                                                                 MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II     FUND II
                                                                SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------
ASSETS
Investment in the Strong Variable Insurance Funds, Inc., at
  fair value:
  Strong Mid Cap Growth Fund II.............................    $7,211,775
Investment in the Strong Opportunity Fund II, Inc., at fair
  value:
  Strong Opportunity Fund II................................                   $5,218,214
                                                                ----------     ----------
NET ASSETS..................................................    $7,211,775     $5,218,214
                                                                ==========     ==========
Held for the benefit of policyholders.......................    $7,205,496     $5,178,523
Attributable to Provident Mutual Life Insurance Company.....         6,279         39,691
                                                                ----------     ----------
                                                                $7,211,775     $5,218,214
                                                                ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                           **ALL PRO
                                             BROAD         MONEY                                  **MID CAP
                                             EQUITY        MARKET        BOND      **BALANCED       GROWTH      INTERNATIONAL
                                           SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...............................  $  4,715,103   $1,659,110   $ 980,066    $ 1,567,812   $  9,305,175   $  2,032,796
EXPENSES
Mortality and expense risks.............     1,141,470     324,204      118,344        265,971        432,936        336,583
Operating expense reimbursement.........       (28,549)     (1,733)      (3,203)
                                          ------------   ----------   ----------   -----------   ------------   ------------
Total expenses..........................     1,112,921     322,471      115,141        265,971        432,936        336,583
                                          ------------   ----------   ----------   -----------   ------------   ------------
Net investment income...................     3,602,182   1,336,639      864,925      1,301,841      8,872,239      1,696,213
                                          ------------   ----------   ----------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions
  reinvested............................    16,622,132                               2,219,359      6,821,120      3,104,335
Net realized gain (loss) from redemption
  of investment shares..................     1,830,683                    2,438        574,205        938,370       (317,617)
                                          ------------   ----------   ----------   -----------   ------------   ------------
Net realized gain on investments........    18,452,815                    2,438      2,793,564      7,759,490      2,786,718
                                          ------------   ----------   ----------   -----------   ------------   ------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year.....................    29,874,071                  367,008      4,130,462     17,994,836      3,076,995
  End of year...........................   (19,840,421)                 624,189     (3,300,840)    (1,420,355)    (8,200,329)
                                          ------------   ----------   ----------   -----------   ------------   ------------
Net unrealized (depreciation)
  appreciation of investments during the
  year..................................   (49,714,492)                 257,181     (7,431,302)   (19,415,191)   (11,277,324)
                                          ------------   ----------   ----------   -----------   ------------   ------------
Net realized and unrealized (loss) gain
  on investments........................   (31,261,677)                 259,619     (4,637,738)   (11,655,701)    (8,490,606)
                                          ------------   ----------   ----------   -----------   ------------   ------------
Net (decrease) increase in net assets
  resulting from operations.............  $(27,659,495)  $1,336,639   $1,124,544   $(3,335,897)  $ (2,783,462)  $ (6,794,393)
                                          ============   ==========   ==========   ===========   ============   ============

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                         ALL PRO      ALL PRO       ALL PRO       ALL PRO
                                                        LARGE CAP    LARGE CAP     SMALL CAP     SMALL CAP     EQUITY 500
                                                         GROWTH        VALUE         GROWTH        VALUE         INDEX
                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends............................................  $    12,615   $ 112,908                   $  62,019    $  2,208,807
EXPENSES
Mortality and expense risks..........................      160,720      84,914    $    208,356      98,037       1,310,330
                                                       -----------   ---------    ------------   ----------   ------------
Net investment (loss) income.........................     (148,105)     27,994        (208,356)    (36,018)        898,477
                                                       -----------   ---------    ------------   ----------   ------------
NET REALIZED AND UNREALIZED (LOSS) GAIN ON
  INVESTMENTS
Realized gain distributions reinvested...............
Net realized (loss) gain from redemption of
  investment shares..................................     (800,159)   (137,667)        482,637     810,535      (1,541,166)
                                                       -----------   ---------    ------------   ----------   ------------
Net realized (loss) gain on investments..............     (800,159)   (137,667)        482,637     810,535      (1,541,166)
                                                       -----------   ---------    ------------   ----------   ------------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year..................................   (3,603,720)     46,211      (6,435,030)  1,513,533     (13,252,242)
  End of year........................................   (8,524,824)     91,723     (11,997,704)  2,618,796     (38,529,607)
                                                       -----------   ---------    ------------   ----------   ------------
Net unrealized (depreciation) appreciation of
  investments during the year........................   (4,921,104)     45,512      (5,562,674)  1,105,263     (25,277,365)
                                                       -----------   ---------    ------------   ----------   ------------
Net realized and unrealized (loss) gain on
  investments........................................   (5,721,263)    (92,155)     (5,080,037)  1,915,798     (26,818,531)
                                                       -----------   ---------    ------------   ----------   ------------
Net (decrease) increase in net assets resulting from
  operations.........................................  $(5,869,368)  $ (64,161)   $ (5,288,393)  $1,879,780   $(25,920,054)
                                                       ===========   =========    ============   ==========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statement of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends
EXPENSES
Mortality and expense risks.................................     $  123,063
Asset charge................................................          5,381
                                                                 ----------
Net investment loss.........................................       (128,444)
                                                                 ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized gain distributions reinvested......................
Net realized gain from redemption of investment shares......        695,057
                                                                 ----------
Net realized gain on investments............................        695,057
                                                                 ----------
Net unrealized appreciation of investments:
  Beginning of year.........................................      1,946,917
  End of year...............................................      2,380,730
                                                                 ----------
Net unrealized appreciation of investments during the
  year......................................................        433,813
                                                                 ----------
Net realized and unrealized gain on investments.............      1,128,870
                                                                 ----------
Net increase in net assets resulting from operations........     $1,000,426
                                                                 ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                       FIDELITY                     FIDELITY                     FIDELITY
                                                       EQUITY-        FIDELITY        HIGH         FIDELITY        ASSET
                                                        INCOME         GROWTH        INCOME        OVERSEAS       MANAGER
                                                      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................................  $  2,267,244   $    183,348   $ 2,224,121   $  2,642,036   $ 2,130,865
EXPENSES
Mortality and expense risks........................       957,256      1,642,695       118,887        347,940       359,323
                                                     ------------   ------------   -----------   ------------   -----------
Net investment income (loss).......................     1,309.988     (1,459,347)    2,105,234      2,294,096     1,771,542
                                                     ------------   ------------   -----------   ------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.............     6,369,875     17,234,698                    4,176,122       799,074
Net realized gain (loss) from redemption of
  investment shares................................     1,187,043      3,739,150    (4,880,695)    (1,734,265)     (103,386)
                                                     ------------   ------------   -----------   ------------   -----------
Net realized gain (loss) on investments............     7,556,918     20,973,848    (4,880,695)     2,441,857       695,688
                                                     ------------   ------------   -----------   ------------   -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year................................    16,230,724     29,587,051    (5,061,854)    (3,661,472)   (1,105,991)
  End of year......................................      (528,037)   (39,045,767)   (4,323,012)   (20,762,878)   (6,094,256)
                                                     ------------   ------------   -----------   ------------   -----------
Net unrealized (depreciation) appreciation of
  investments during the year......................   (16,758,761)   (68,632,818)      738,842    (17,101,406)   (4,988,265)
                                                     ------------   ------------   -----------   ------------   -----------
Net realized and unrealized loss on investments....    (9,201,843)   (47,658,970)   (4,141,853)   (14,659,549)   (4,292,577)
                                                     ------------   ------------   -----------   ------------   -----------
Net decrease in net assets resulting from
  operations.......................................  $ (7,891,855)  $(49,118,317)  $(2,036,619)  $(12,365,453)  $(2,521,035)
                                                     ============   ============   ===========   ============   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                               FIDELITY                     NEUBERGER       NEUBERGER
                                                              INVESTMENT     FIDELITY     BERMAN LIMITED     BERMAN
                                                              GRADE BOND    CONTRAFUND    MATURITY BOND     PARTNERS
                                                              SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................  $1,283,759   $    676,392      $554,408      $   107,524
EXPENSES
Mortality and expense risks.................................    195,444         615,325        73,131          196,957
                                                              ----------   ------------      --------      -----------
Net investment income (loss)................................  1,088,315          61,067       481,277          (89,433)
                                                              ----------   ------------      --------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................                  2,387,267                      1,021,477
Net realized gain (loss) from redemption of investment
  shares....................................................     63,179         517,220       (46,575)        (702,707)
                                                              ----------   ------------      --------      -----------
Net realized gain (loss) on investments.....................     63,179       2,904,487       (46,575)         318,770
                                                              ----------   ------------      --------      -----------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................    628,599       2,017,762       (11,624)      (4,307,086)
  End of year...............................................  1,396,797     (13,190,335)      326,161       (5,521,743)
                                                              ----------   ------------      --------      -----------
Net unrealized appreciation (depreciation) of investments
  during the year...........................................    768,198     (15,208,097)      337,785       (1,214,657)
                                                              ----------   ------------      --------      -----------
Net realized and unrealized gain (loss) on investments......    831,377     (12,303,610)      291,210         (895,887)
                                                              ----------   ------------      --------      -----------
Net increase (decrease) in net assets resulting from
  operations................................................  $1,919,692   $(12,242,543)     $772,487      $  (985,320)
                                                              ==========   ============      ========      ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                  VAN ECK      VAN ECK
                                                      VAN ECK       VAN ECK      WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                                     WORLDWIDE     WORLDWIDE     EMERGING        REAL          SMALL
                                                        BOND      HARD ASSETS     MARKETS       ESTATE     CAPITALIZATION
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................................  $ 238,251     $  39,666                   $ 39,011     $     14,847
EXPENSES
Mortality and expense risks........................     37,215        24,103    $    88,598      11,345          270,567
                                                     ---------     ---------    -----------    --------     ------------
Net investment income (loss).......................    201,036        15,563        (88,598)     27,666         (255,720)
                                                     ---------     ---------    -----------    --------     ------------
NET REALIZED AND UNREALIZED (LOSS) GAIN ON
  INVESTMENTS
Realized gain distributions reinvested.............
Net realized (loss) gain from redemption of
  investment shares................................   (124,000)     (140,045)       345,572      25,253       (4,295,124)
                                                     ---------     ---------    -----------    --------     ------------
Net realized (loss) gain on investments............   (124,000)     (140,045)       345,572      25,253       (4,295,124)
                                                     ---------     ---------    -----------    --------     ------------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year................................   (285,554)      223,533     (3,633,159)    132,489      (18,008,924)
  End of year......................................   (663,508)      (63,279)    (4,178,208)    172,118      (24,791,034)
                                                     ---------     ---------    -----------    --------     ------------
Net unrealized (depreciation) appreciation of
  investments during the year......................   (377,954)     (286,812)      (545,049)     39,629       (6,782,110)
                                                     ---------     ---------    -----------    --------     ------------
Net realized and unrealized (loss) gain on
  investments......................................   (501,954)     (426,857)      (199,477)     64,882      (11,077,234)
                                                     ---------     ---------    -----------    --------     ------------
Net (decrease) increase in net assets resulting
  from operations..................................  $(300,918)    $(411,294)   $  (288,075)   $ 92,548     $(11,332,954)
                                                     =========     =========    ===========    ========     ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                  STRONG          STRONG
                                                                 MID-CAP        OPPORTUNITY
                                                              GROWTH FUND II      FUND II
                                                                SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................                     $  18,806
EXPENSES
Mortality and expense risks.................................   $    44,342          23,706
                                                               -----------       ---------
Net investment loss.........................................       (44,342)         (4,900)
                                                               -----------       ---------
NET REALIZED AND UNREALIZED (LOSS) GAIN ON INVESTMENTS
Realized gain distributions reinvested......................                       769,954
Net realized loss from redemption of investment shares......    (1,401,247)        (76,806)
                                                               -----------       ---------
Net realized (loss) gain on investments.....................    (1,401,247)        693,148
                                                               -----------       ---------
Net unrealized depreciation of investments:
  Beginning of year.........................................    (1,726,217)       (191,343)
  End of year...............................................    (2,658,078)       (944,556)
                                                               -----------       ---------
Net unrealized depreciation of investments during the
  year......................................................      (931,861)       (753,213)
                                                               -----------       ---------
Net realized and unrealized loss on investments.............    (2,333,108)        (60,065)
                                                               -----------       ---------
Net decrease in net assets resulting from operations........   $(2,377,450)      $ (64,965)
                                                               ===========       =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                            MONEY                                 AGGRESSIVE
                                              GROWTH        MARKET        BOND        MANAGED       GROWTH      INTERNATIONAL
                                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.................................  $ 3,103,302   $2,397,365   $ 875,572    $ 1,444,529   $ 1,190,607    $ 1,378,416
EXPENSES
Mortality and expense risks...............    1,298,099     281,934       98,857        279,129       360,962        353,516
Operating expense reimbursement...........      (32,698)     (1,754)      (2,901)
                                            -----------   ----------   ----------   -----------   -----------    -----------
Total expenses............................    1,265,401     280,180       95,956        279,129       360,962        353,516
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net investment income.....................    1,837,901   2,117,185      779,616      1,165,400       829,645      1,024,900
                                            -----------   ----------   ----------   -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested....   13,859,576                               2,193,962     2,489,984      5,468,188
Net realized gain from redemption of
  investment shares.......................    8,444,696                   75,031      1,257,138     1,783,250        936,021
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net realized gain on investments..........   22,304,272                   75,031      3,451,100     4,273,234      6,404,209
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.......................   36,701,349                  (64,965)     5,401,466     6,812,200     12,279,992
  End of year.............................   29,874,071                  367,008      4,130,462    17,994,836      3,076,995
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net unrealized (depreciation) appreciation
  of investments during the year..........   (6,827,278)                 431,973     (1,271,004)   11,182,636     (9,202,997)
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net realized and unrealized gain (loss) on
  investments.............................   15,476,994                  507,004      2,180,096    15,455,870     (2,798,788)
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net increase (decrease) in net assets
  resulting from operations...............  $17,314,895   $2,117,185   $1,286,620   $ 3,345,496   $16,285,515    $(1,773,888)
                                            ===========   ==========   ==========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                         ALL PRO      ALL PRO       ALL PRO       ALL PRO       **EQUITY
                                                        LARGE CAP    LARGE CAP     SMALL CAP     SMALL CAP        500
                                                         GROWTH        VALUE         GROWTH        VALUE         INDEX
                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends............................................  $   510,054   $  81,485    $    632,678   $  14,357
EXPENSES
Mortality and expense risks..........................      186,273      67,624         263,074      47,115    $  1,413,611
                                                       -----------   ---------    ------------   ----------   ------------
Net investment income (loss).........................      323,781      13,861         369,604     (32,758)     (1,413,611)
                                                       -----------   ---------    ------------   ----------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested...............      396,668                     108,294
Net realized gain (loss) from redemption of
  investment shares..................................      214,246     (68,402)      2,953,142     138,567      55,132,897
                                                       -----------   ---------    ------------   ----------   ------------
Net realized gain (loss) on investments..............      610,914     (68,402)      3,061,436     138,567      55,132,897
                                                       -----------   ---------    ------------   ----------   ------------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year..................................    3,039,361    (180,205)      8,930,477      12,537      61,065,199
  End of year........................................   (3,603,720)     46,211      (6,435,030)  1,513,533     (13,252,242)
                                                       -----------   ---------    ------------   ----------   ------------
Net unrealized (depreciation) appreciation of
  investments during the year........................   (6,643,081)    226,416     (15,365,507)  1,500,996     (74,317,441)
                                                       -----------   ---------    ------------   ----------   ------------
Net realized and unrealized (loss) gain on
  investments........................................   (6,032,167)    158,014     (12,304,071)  1,639,563     (19,184,544)
                                                       -----------   ---------    ------------   ----------   ------------
Net (decrease) increase in net assets resulting from
  operations.........................................  $(5,708,386)  $ 171,875    $(11,934,467)  $1,606,805   $(20,598,155)
                                                       ===========   =========    ============   ==========   ============

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statement of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends
EXPENSES
Mortality and expense risks.................................     $   85,187
Asset charge................................................         27,595
                                                                 ----------
Net investment loss.........................................       (112,782)
                                                                 ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized gain distributions reinvested
Net realized gain from redemption of investment shares......        634,480
                                                                 ----------
Net realized gain on investments............................        634,480
                                                                 ----------
Net unrealized appreciation of investments:
  Beginning of year.........................................        892,107
  End of year...............................................      1,946,917
                                                                 ----------
Net unrealized appreciation of investments during the
  year......................................................      1,054,810
                                                                 ----------
Net realized and unrealized gain on investments.............      1,689,290
                                                                 ----------
Net increase in net assets resulting from operations........     $1,576,508
                                                                 ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                       FIDELITY                     FIDELITY                     FIDELITY
                                                        EQUITY-       FIDELITY        HIGH         FIDELITY        ASSET
                                                        INCOME         GROWTH        INCOME        OVERSEAS       MANAGER
                                                      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...........................................  $ 2,234,379   $    295,490   $ 1,267,459   $    788,522   $ 1,794,917
EXPENSES
Mortality and expense risks.........................      907,578      1,993,708       128,341        418,858       387,542
                                                      -----------   ------------   -----------   ------------   -----------
Net investment income (loss)........................    1,326,801     (1,698,218)    1,139,118        369,664     1,407,375
                                                      -----------   ------------   -----------   ------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested..............    8,417,892     29,401,209                    4,965,560     4,228,702
Net realized gain (loss) from redemption of
  investment shares.................................    4,186,451      4,541,566    (1,613,681)       354,486     1,075,060
                                                      -----------   ------------   -----------   ------------   -----------
Net realized gain (loss) on investments.............   12,604,343     33,942,775    (1,613,681)     5,320,046     5,303,762
                                                      -----------   ------------   -----------   ------------   -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.................................   20,802,103     96,649,271    (1,079,956)    15,070,694     8,174,749
  End of year.......................................   16,230,724     29,587,051    (5,061,854)    (3,661,472)   (1,105,991)
                                                      -----------   ------------   -----------   ------------   -----------
Net unrealized depreciation of investments during
  the year..........................................   (4,571,379)   (67,062,220)   (3,981,898)   (18,732,166)   (9,280,740)
                                                      -----------   ------------   -----------   ------------   -----------
Net realized and unrealized gain (loss) on
  investments.......................................    8,032,964    (33,119,445)   (5,595,579)   (13,412,120)   (3,976,978)
                                                      -----------   ------------   -----------   ------------   -----------
Net increase (decrease) in net assets resulting from
  operations........................................  $ 9,359,765   $(34,817,663)  $(4,456,461)  $(13,042,456)  $(2,569,603)
                                                      ===========   ============   ===========   ============   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                          FIDELITY                       NEUBERGER        NEUBERGER
                                                         INVESTMENT      FIDELITY      BERMAN LIMITED      BERMAN
                                                         GRADE BOND     CONTRAFUND     MATURITY BOND      PARTNERS
                                                         SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................................  $1,301,510    $    292,744      $ 572,203       $   225,688
EXPENSES
Mortality and expense risks............................    145,446          643,313         57,239           199,008
                                                         ----------    ------------      ---------       -----------
Net investment income (loss)...........................  1,156,064         (350,569)       514,964            26,680
                                                         ----------    ------------      ---------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested.................                  10,626,589                        4,799,637
Net realized (loss) gain from redemption of investment
  shares...............................................    (35,853)       1,280,418       (201,813)         (850,874)
                                                         ----------    ------------      ---------       -----------
Net realized (loss) gain on investments................    (35,853)      11,907,007       (201,813)        3,948,763
                                                         ----------    ------------      ---------       -----------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year....................................   (344,879)      20,480,366       (167,931)         (361,993)
  End of year..........................................    628,599        2,017,762        (11,624)       (4,307,086)
                                                         ----------    ------------      ---------       -----------
Net unrealized appreciation (depreciation) of
  investments during the year..........................    973,478      (18,462,604)       156,307        (3,945,093)
                                                         ----------    ------------      ---------       -----------
Net realized and unrealized gain (loss) on
  investments..........................................    937,625       (6,555,597)       (45,506)            3,670
                                                         ----------    ------------      ---------       -----------
Net increase (decrease) in net assets resulting from
  operations...........................................  $2,093,689    $ (6,906,166)     $ 469,458       $    30,350
                                                         ==========    ============      =========       ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                  VAN ECK
                                                      VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                     WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                        BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................................  $ 268,111     $  32,358                   $ 16,681
EXPENSES
Mortality and expense risks........................     38,766        21,566    $   127,899       6,759      $    328,830
                                                     ---------     ---------    -----------    --------      ------------
Net investment income (loss).......................    229,345        10,792       (127,899)      9,922          (328,830)
                                                     ---------     ---------    -----------    --------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.............                                                            15,745,222
Net realized (loss) gain from redemption of
  investment shares................................    (59,420)     (289,865)       578,453      14,548        (1,278,008)
                                                     ---------     ---------    -----------    --------      ------------
Net realized (loss) gain on investments............    (59,420)     (289,865)       578,453      14,548        14,467,214
                                                     ---------     ---------    -----------    --------      ------------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year................................   (184,365)     (383,792)     5,968,786     (18,916)        9,761,610
  End of year......................................   (285,554)      223,533     (3,633,159)    132,489       (18,008,924)
                                                     ---------     ---------    -----------    --------      ------------
Net unrealized (depreciation) appreciation of
  investments during the year......................   (101,189)      607,325     (9,601,945)    151,405       (27,770,534)
                                                     ---------     ---------    -----------    --------      ------------
Net realized and unrealized (loss) gain on
  investments......................................   (160,609)      317,460     (9,023,492)    165,953       (13,303,320)
                                                     ---------     ---------    -----------    --------      ------------
Net increase (decrease) in net assets resulting
  from operations..................................  $  68,736     $ 328,252    $(9,151,391)   $175,875      $(13,632,150)
                                                     =========     =========    ===========    ========      ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                  STRONG          STRONG
                                                                 MID-CAP        OPPORTUNITY
                                                              GROWTH FUND II      FUND II
                                                                SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................                     $   3,796
EXPENSES
Mortality and expense risks.................................   $    12,143           3,380
                                                               -----------       ---------
Net investment (loss) income................................       (12,143)            416
                                                               -----------       ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized gain distributions reinvested......................       410,487         194,279
Net realized gain (loss) from redemption of investment
  shares....................................................            61          (6,879)
                                                               -----------       ---------
Net realized gain on investments............................       410,548         187,400
                                                               -----------       ---------
Net unrealized depreciation of investments:
  Beginning of year.........................................
  End of year...............................................    (1,726,217)       (191,343)
                                                               -----------       ---------
Net unrealized depreciation of investments during the
  year......................................................    (1,726,217)       (191,343)
                                                               -----------       ---------
Net realized and unrealized loss on investments.............    (1,315,669)         (3,943)
                                                               -----------       ---------
Net decrease in net assets resulting from operations........   $(1,327,812)      $  (3,527)
                                                               ===========       =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                           MONEY                  AGGRESSIVE
                                                             GROWTH        MARKET       BOND        GROWTH     INTERNATIONAL
                                                            SEPARATE      SEPARATE    SEPARATE     SEPARATE      SEPARATE
                                                             ACCOUNT      ACCOUNT      ACCOUNT     ACCOUNT        ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends................................................  $   778,682   $1,756,713   $ 211,268   $  202,553    $   501,072
EXPENSES
Mortality and expense risks..............................    1,443,038      256,368      96,941      255,677        317,732
Operating expense reimbursement..........................       (8,226)                  (1,010)
                                                           -----------   ----------   ---------   ----------    -----------
Total expenses...........................................    1,434,812      256,368      95,931      255,677        317,732
                                                           -----------   ----------   ---------   ----------    -----------
Net investment (loss) income.............................     (656,130)   1,500,345     115,337      (53,124)       183,340
                                                           -----------   ----------   ---------   ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested...................    4,548,806                  165,995    5,023,061      2,570,840
Net realized gain from redemption of investment shares...    8,675,587                   79,237    1,321,430        872,905
                                                           -----------   ----------   ---------   ----------    -----------
Net realized gain on investments.........................   13,224,393                  245,232    6,344,491      3,443,745
                                                           -----------   ----------   ---------   ----------    -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year......................................   43,642,825                  888,223    7,593,499      3,974,294
  End of year............................................   36,701,349                  (64,965)   6,812,200     12,279,992
                                                           -----------   ----------   ---------   ----------    -----------
Net unrealized (depreciation) appreciation of investments
  during the year........................................   (6,941,476)                (953,188)    (781,299)     8,305,698
                                                           -----------   ----------   ---------   ----------    -----------
Net realized and unrealized gain (loss) on investments...    6,282,917                 (707,956)   5,563,192     11,749,443
                                                           -----------   ----------   ---------   ----------    -----------
Net increase (decrease) in net assets resulting from
  operations.............................................  $ 5,626,787   $1,500,345   $(592,619)  $5,510,068    $11,932,783
                                                           ===========   ==========   =========   ==========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                            VARIABLE SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------
                                                                        ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                                       LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                           MANAGED       GROWTH       VALUE        GROWTH       VALUE
                                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................................  $   302,530   $     925    $  23,532                 $   6,660
EXPENSES
Mortality and expense risks............................      286,127     106,933       47,263    $  74,986       26,977
                                                         -----------   ----------   ---------    ----------   ---------
Total expenses.........................................      286,127     106,933       47,263       74,986       26,977
                                                         -----------   ----------   ---------    ----------   ---------
Net investment income (loss)...........................       16,403    (106,008)     (23,731)     (74,986)     (20,317)
                                                         -----------   ----------   ---------    ----------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested.................    2,063,055
Net realized gain (loss) from redemption of investment
  shares...............................................    1,222,115     937,158      141,631    1,098,185     (295,056)
                                                         -----------   ----------   ---------    ----------   ---------
Net realized gain (loss) on investments................    3,285,170     937,158      141,631    1,098,185     (295,056)
                                                         -----------   ----------   ---------    ----------   ---------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year....................................    8,871,564     511,417      139,747      403,798       13,283
  End of year..........................................    5,401,466   3,039,361     (180,205)   8,930,477       12,537
                                                         -----------   ----------   ---------    ----------   ---------
Net unrealized (depreciation) appreciation of
  investments during the year..........................   (3,470,098)  2,527,944     (319,952)   8,526,679         (746)
                                                         -----------   ----------   ---------    ----------   ---------
Net realized and unrealized (loss) gain on
  investments..........................................     (184,928)  3,465,102     (178,321)   9,624,864     (295,802)
                                                         -----------   ----------   ---------    ----------   ---------
Net (decrease) increase in net assets resulting from
  operations...........................................  $  (168,525)  $3,359,094   $(202,052)   $9,549,878   $(316,119)
                                                         ===========   ==========   =========    ==========   =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statement of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                              SEPARATE ACCOUNT
------------------------------------------------------------------------------
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
EXPENSES
Mortality and expense risks.................................    $    86,998
Asset charge................................................         31,129
                                                                -----------
Net investment loss.........................................       (118,127)
                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from redemption of investment shares......        504,592
                                                                -----------
Net realized gain on investments............................        504,592
                                                                -----------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................      2,163,181
  End of year...............................................        892,107
                                                                -----------
Net unrealized depreciation of investments during the
  year......................................................     (1,271,074)
                                                                -----------
Net realized and unrealized loss on investments.............       (766,482)
                                                                -----------
Net decrease in net assets resulting from operations........    $  (884,609)
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                        VARIABLE SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
                                              FIDELITY                    FIDELITY                    FIDELITY
                                               EQUITY-      FIDELITY        HIGH        FIDELITY       ASSET       FIDELITY
                                               INCOME        GROWTH        INCOME       OVERSEAS      MANAGER      INDEX 500
                                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................  $ 1,814,813   $   305,785   $ 1,730,285   $   553,518   $1,677,436   $ 1,349,680
EXPENSES
Mortality and expense risks................      910,936     1,425,114       132,829       286,833     365,980      1,156,047
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net investment income (loss)...............      903,877    (1,119,329)    1,597,456       266,685   1,311,456        193,633
                                             -----------   -----------   -----------   -----------   ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.....    4,011,692    19,226,224        64,683       892,772   2,124,752        915,854
Net realized gain (loss) from redemption of
  investment shares........................    4,627,304     5,621,556      (530,612)    1,306,076     968,771      3,885,258
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net realized gain (loss) on investments....    8,638,996    24,847,780      (465,929)    2,198,848   3,093,523      4,801,112
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year........................   23,637,997    52,781,625    (1,380,446)    1,662,167   7,302,249     35,771,600
  End of year..............................   20,802,103    96,649,271    (1,079,956)   15,070,694   8,174,749     61,065,199
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net unrealized (depreciation) appreciation
  of investments during the year...........   (2,835,894)   43,867,646       300,490    13,408,527     872,500     25,293,599
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net realized and unrealized gain (loss) on
  investments..............................    5,803,102    68,715,426      (165,439)   15,607,375   3,966,023     30,094,711
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net increase in net assets resulting from
  operations...............................  $ 6,706,979   $67,596,097   $ 1,432,017   $15,874,060   $5,277,479   $30,288,344
                                             ===========   ===========   ===========   ===========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                              FIDELITY                     NEUBERGER     NEUBERGER      NEUBERGER      NEUBERGER
                                             INVESTMENT      FIDELITY        BERMAN       BERMAN      BERMAN LIMITED     BERMAN
                                             GRADE BOND    CONTRAFUND(R)    BALANCED      GROWTH      MATURITY BOND     PARTNERS
                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................  $  528,797     $   237,081    $ 122,080                    $ 391,039      $  23,039
EXPENSES
Mortality and expense risks................     115,042         441,651       16,908    $    66,971        54,078        142,567
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net investment income (loss)...............     413,755        (204,570)     105,172        (66,971)      336,961       (119,528)
                                             -----------    -----------    ---------    -----------     ---------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.....     165,897       1,738,597      180,860      1,572,930                       40,068
Net realized gain (loss) from redemption of
  investment shares........................     188,073         940,747      (89,916)    (1,300,114)      (50,951)       140,214
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net realized gain (loss) on investments....     353,970       2,679,344       90,944        272,816       (50,951)       180,282
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year........................     688,242       8,740,185      277,919        829,761        56,889         62,679
  End of year..............................    (344,879)     20,480,366                                  (167,931)      (361,993)
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net unrealized (depreciation) appreciation
  of investments during the year...........  (1,033,121)     11,740,181     (277,919)      (829,761)     (224,820)      (424,672)
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net realized and unrealized (loss) gain on
  investments..............................    (679,151)     14,419,525     (186,975)      (556,945)     (275,771)      (244,390)
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net (decrease) increase in net assets
  resulting from operations................  $ (265,396)    $14,214,955    $ (81,803)   $  (623,916)    $  61,190      $(363,918)
                                             ===========    ===========    =========    ===========     =========      =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                               AMERICAN                                  VAN ECK
                                              CENTURY VP     VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                               CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                             APPRECIATION      BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................                 $ 221,562    $   32,546                   $  8,422
EXPENSES
Mortality and expense risks................   $  17,307        39,696        17,883    $    69,910       3,504      $   213,671
                                              ---------     ---------    -----------   -----------    --------      -----------
Net investment (loss) income...............     (17,307)      181,866        14,663        (69,910)      4,918         (213,671)
                                              ---------     ---------    -----------   -----------    --------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.....                    98,996                                                 3,576,725
Net realized (loss) gain from redemption of
  investment shares........................    (302,618)       (6,791)     (325,178)    (1,010,030)    (17,087)       1,130,238
                                              ---------     ---------    -----------   -----------    --------      -----------
Net realized (loss) gain on investments....    (302,618)       92,205      (325,178)    (1,010,030)    (17,087)       4,706,963
                                              ---------     ---------    -----------   -----------    --------      -----------
Net unrealized (depreciation) appreciation
  of investments:
  Beginning of year........................    (901,802)      590,559    (1,136,100)    (3,646,142)    (12,423)       1,898,815
  End of year..............................                  (184,365)     (383,792)     5,968,786     (18,916)       9,761,610
                                              ---------     ---------    -----------   -----------    --------      -----------
Net unrealized appreciation (depreciation)
  of investments during the year...........     901,802      (774,924)      752,308      9,614,928      (6,493)       7,862,795
                                              ---------     ---------    -----------   -----------    --------      -----------
Net realized and unrealized gain (loss) on
  investments..............................     599,184      (682,719)      427,130      8,604,898     (23,580)      12,569,758
                                              ---------     ---------    -----------   -----------    --------      -----------
Net increase (decrease) in net assets
  resulting from operations................   $ 581,877     $(500,853)   $  441,793    $ 8,534,988    $(18,662)     $12,356,087
                                              =========     =========    ===========   ===========    ========      ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                         **ALL PRO        MONEY                                    **MID CAP
                                        BROAD EQUITY      MARKET         BOND       **BALANCED       GROWTH      INTERNATIONAL
                                         SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income.................  $ 3,602,182    $  1,336,639   $   864,925   $ 1,301,841   $  8,872,239   $  1,696,213
Net realized gain on investments......   18,452,815                         2,438     2,793,564      7,759,490      2,786,718
Net unrealized (depreciation)
  appreciation of investments during
  the year............................  (49,714,492)                      257,181    (7,431,302)   (19,415,191)   (11,277,324)
                                        ------------   ------------   -----------   -----------   ------------   ------------
Net increase (decrease) in net assets
  from operations.....................  (27,659,495)      1,336,639     1,124,544    (3,335,897)    (2,783,462)    (6,794,393)
                                        ------------   ------------   -----------   -----------   ------------   ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........   17,443,741      52,802,510     2,776,563     4,471,235      7,996,366      6,749,925
Cost of insurance and administrative
  charges.............................   (9,098,987)     (6,371,514)   (1,298,060)   (2,589,297)    (3,877,243)    (3,177,886)
Surrenders and forfeitures............  (11,921,016)     (2,907,975)     (867,921)   (2,592,399)    (3,023,516)    (2,338,723)
Transfers between investment
  portfolios..........................   (2,320,455)    (29,628,056)    2,462,209       247,160      1,862,616        966,941
Net repayments (withdrawals) due to
  policy loans........................      577,076      (2,405,733)      (20,407)      228,625       (188,795)      (233,154)
Withdrawals due to death benefits.....     (862,297)       (103,591)      (56,280)     (143,386)       (42,071)      (102,579)
                                        ------------   ------------   -----------   -----------   ------------   ------------
Net (decrease) increase in net assets
  derived from policy transactions....   (6,181,938)     11,385,641     2,996,104      (378,062)     2,727,357      1,864,524
                                        ------------   ------------   -----------   -----------   ------------   ------------
Return of capital to Provident Mutual
  Life Insurance Company..............                                                  (52,000)      (100,000)
                                        ------------   ------------   -----------   -----------   ------------   ------------
Total (decrease) increase in net
  assets..............................  (33,841,433)     12,722,280     4,120,648    (3,765,959)      (156,105)    (4,929,869)
NET ASSETS
  Beginning of year...................  207,088,170      40,003,712    15,610,234    43,823,974     67,340,759     52,320,314
                                        ------------   ------------   -----------   -----------   ------------   ------------
  End of year.........................  $173,246,737   $ 52,725,992   $19,730,882   $40,058,015   $ 67,184,654   $ 47,390,445
                                        ============   ============   ===========   ===========   ============   ============

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                         ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                        LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP     EQUITY 500
                                                         GROWTH         VALUE        GROWTH         VALUE         INDEX
                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.........................  $  (148,105)  $    27,994   $  (208,356)  $   (36,018)  $    898,477
Net realized (loss) gain on investments..............     (800,159)     (137,667)      482,637       810,535     (1,541,166)
Net unrealized (depreciation) appreciation of
  investments during the year........................   (4,921,104)       45,512    (5,562,674)    1,105,263    (25,277,365)
                                                       -----------   -----------   -----------   -----------   ------------
Net (decrease) increase in net assets from
  operations.........................................   (5,869,368)      (64,161)   (5,288,393)    1,879,780    (25,920,054)
                                                       -----------   -----------   -----------   -----------   ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..........................    6,534,705     3,452,239     6,823,293     3,186,538     40,465,543
Cost of insurance and administrative charges.........   (2,605,137)   (1,194,377)   (2,711,261)   (1,014,770)   (17,562,124)
Surrenders and forfeitures...........................     (777,030)     (500,168)   (1,470,076)     (703,684)    (6,088,449)
Transfers between investment portfolios..............      867,602     1,761,076    (2,068,246)    5,906,135      3,670,024
Net (withdrawals) repayments due to policy loans.....      (83,903)     (154,091)     (134,699)      (12,782)       406,368
Withdrawals due to death benefits....................      (40,301)      (21,953)      (43,584)      (25,699)      (359,328)
                                                       -----------   -----------   -----------   -----------   ------------
Net increase in net assets derived from policy
  transactions.......................................    3,895,936     3,342,726       395,427     7,335,738     20,532,034
                                                       -----------   -----------   -----------   -----------   ------------
Capital contribution from Provident Mutual Life
  Insurance Company..................................                                   20,000                       40,000
                                                       -----------   -----------   -----------   -----------   ------------
Total (decrease) increase in net assets..............   (1,973,432)    3,278,565    (4,872,966)    9,215,518     (5,348,020)
NET ASSETS
  Beginning of year..................................   25,557,745    10,913,681    34,197,822     9,786,169    195,381,928
                                                       -----------   -----------   -----------   -----------   ------------
  End of year........................................  $23,584,313   $14,192,246   $29,324,856   $19,001,687   $190,033,908
                                                       ===========   ===========   ===========   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................    $  (128,444)
Net realized gain on investments............................        695,057
Net unrealized appreciation of investments during the
  year......................................................        433,813
                                                                -----------
Net increase in net assets from operations..................      1,000,426
                                                                -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................      1,569,994
Cost of insurance and administrative charges................     (1,047,315)
                                                                -----------
Surrenders and forfeitures..................................       (647,481)
Transfers between investment portfolios.....................        597,063
Net withdrawals due to policy loans.........................       (188,235)
Withdrawals due to death benefits...........................        (29,055)
                                                                -----------
Net increase in net assets derived from policy
  transactions..............................................        254,971
                                                                -----------
Total increase in net assets................................      1,255,397
NET ASSETS
Beginning of year...........................................     13,002,428
                                                                -----------
End of year.................................................    $14,257,825
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                       FIDELITY                     FIDELITY                     FIDELITY
                                                       EQUITY-        FIDELITY        HIGH         FIDELITY        ASSET
                                                        INCOME         GROWTH        INCOME        OVERSEAS       MANAGER
                                                      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......................  $  1,309,988   $ (1,459,347)  $ 2,105,234   $  2,294,096   $ 1,771,542
Net realized gain (loss) on investments............     7,556,918     20,973,848    (4,880,695)     2,441,857       695,688
Net unrealized (depreciation) appreciation of
  investments during the year......................   (16,758,761)   (68,632,818)      738,842    (17,101,406)   (4,988,265)
                                                     ------------   ------------   -----------   ------------   -----------
Net decrease in net assets from operations.........    (7,891,855)   (49,118,317)   (2,036,619)   (12,365,453)   (2,521,035)
                                                     ------------   ------------   -----------   ------------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums........................    20,811,738     42,489,841     2,968,756      9,906,830     7,334,965
Cost of insurance and administrative charges.......   (10,254,353)   (19,179,817)   (1,563,792)    (3,875,821)   (3,951,440)
Surrenders and forfeitures.........................    (5,526,500)    (8,282,712)     (821,825)    (1,598,519)   (1,815,210)
Transfers between investment portfolios............     2,680,581     (2,958,731)     (271,717)    (1,194,456)   (1,441,699)
Net (withdrawals) repayments due to policy loans...      (404,075)      (632,365)     (128,937)      (183,168)       86,842
Withdrawals due to death benefits..................      (383,879)      (642,481)       (7,088)       (74,141)     (100,608)
                                                     ------------   ------------   -----------   ------------   -----------
Net increase in net assets derived from policy
  transactions.....................................     6,923,512     10,793,735       175,397      2,980,725       112,850
                                                     ------------   ------------   -----------   ------------   -----------
Capital contribution from Provident Mutual Life
  Insurance Company................................        45,000         67,000        15,000
                                                     ------------   ------------   -----------   ------------   -----------
Total decrease in net assets.......................      (923,343)   (38,257,582)   (1,846,222)    (9,384,728)   (2,408,185)
NET ASSETS
Beginning of year..................................   137,365,562    265,094,618    17,710,346     56,134,017    53,492,659
                                                     ------------   ------------   -----------   ------------   -----------
End of year........................................  $136,442,219   $226,837,036   $15,864,124   $ 46,749,289   $51,084,474
                                                     ============   ============   ===========   ============   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                               FIDELITY                      NEUBERGER       NEUBERGER
                                                              INVESTMENT      FIDELITY     BERMAN LIMITED     BERMAN
                                                              GRADE BOND     CONTRAFUND    MATURITY BOND     PARTNERS
                                                              SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................................  $1,088,315    $     61,067    $   481,277     $   (89,433)
Net realized gain (loss) on investments.....................      63,179       2,904,487        (46,575)        318,770
Net unrealized appreciation (depreciation) of investments
  during the year...........................................     768,198     (15,208,097)       337,785      (1,214,657)
                                                              -----------   ------------    -----------     -----------
Net increase (decrease) in net assets from operations.......   1,919,692     (12,242,543)       772,487        (985,320)
                                                              -----------   ------------    -----------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................   5,283,919      18,886,321      2,096,762       4,771,387
Cost of insurance and administrative charges................  (2,173,197)     (7,899,008)      (852,713)     (2,371,355)
Surrenders and forfeitures..................................  (1,114,775)     (2,440,601)      (707,699)       (906,013)
Transfers between investment portfolios.....................   6,143,207         815,927      3,008,877        (141,335)
Net withdrawals due to policy loans.........................    (325,287)       (189,220)      (136,943)       (152,840)
Withdrawals due to death benefits...........................     (55,420)       (171,607)        (7,092)        (61,086)
                                                              -----------   ------------    -----------     -----------
Net increase in net assets derived from policy
  transactions..............................................   7,758,447       9,001,812      3,401,192       1,138,758
                                                              -----------   ------------    -----------     -----------
Capital contribution from (return of capital to) Provident
  Mutual Life Insurance Company.............................                      30,000                       (100,000)
                                                              -----------   ------------    -----------     -----------
Total increase (decrease) in net assets.....................   9,678,139      (3,210,731)     4,173,679          53,438
NET ASSETS
  Beginning of year.........................................  22,921,691      93,258,952      8,525,290      28,645,930
                                                              -----------   ------------    -----------     -----------
  End of year...............................................  $32,599,830   $ 90,048,221    $12,698,969     $28,699,368
                                                              ===========   ============    ===========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                     VAN ECK      VAN ECK
                                                         VAN ECK       VAN ECK      WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                                        WORLDWIDE     WORLDWIDE     EMERGING        REAL          SMALL
                                                           BOND      HARD ASSETS     MARKETS       ESTATE     CAPITALIZATION
                                                        SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..........................  $ 201,036    $   15,563    $   (88,598)  $  27,666     $   (255,720)
Net realized (loss) gain on investments...............   (124,000)     (140,045)       345,572      25,253       (4,295,124)
Net unrealized (depreciation) appreciation of
  investments during the year.........................   (377,954)     (286,812)      (545,049)     39,629       (6,782,110)
                                                        ----------   ----------    -----------   ----------    ------------
Net (decrease) increase in net assets from
  operations..........................................   (300,918)     (411,294)      (288,075)     92,548      (11,332,954)
                                                        ----------   ----------    -----------   ----------    ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........................    854,165       720,438      3,406,814     532,389        7,858,035
Cost of insurance and administrative charges..........   (444,851)     (290,605)    (1,380,076)   (146,436)      (3,098,390)
Surrenders and forfeitures............................   (402,911)     (111,824)      (437,188)    (50,687)      (1,069,072)
Transfers between investment portfolios...............   (297,473)     (389,124)    (1,263,185)    431,336          247,311
Net (withdrawals) repayments due to policy loans......    (11,004)       12,201        (36,134)       (327)         (13,331)
Withdrawals due to death benefits.....................    (13,000)       (9,395)       (20,035)     (7,475)         (30,823)
                                                        ----------   ----------    -----------   ----------    ------------
Net (decrease) increase in net assets derived from
  policy transactions.................................   (315,074)      (68,309)       270,196     758,800        3,893,730
                                                        ----------   ----------    -----------   ----------    ------------
Capital contribution from Provident Mutual Life
  Insurance Company...................................                                                               35,000
                                                        ----------   ----------    -----------   ----------    ------------
Total (decrease) increase in net assets...............   (615,992)     (479,603)       (17,879)    851,348       (7,404,224)
NET ASSETS
  Beginning of year...................................  5,596,062     3,760,696     13,041,363   1,323,790       36,698,020
                                                        ----------   ----------    -----------   ----------    ------------
  End of year.........................................  $4,980,070   $3,281,093    $13,023,484   $2,175,138    $ 29,293,796
                                                        ==========   ==========    ===========   ==========    ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                  STRONG         STRONG
                                                                 MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II     FUND II
                                                                SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss).......................................   $   (44,342)    $   (4,900)
Net realized (loss) gain on investments.....................    (1,401,247)       693,148
Net unrealized depreciation of investments during the
  year......................................................      (931,861)      (753,213)
                                                               -----------     ----------
Net decrease in net assets from operations..................    (2,377,450)       (64,965)
                                                               -----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................     3,023,718      1,091,786
Cost of insurance and administrative charges................      (896,668)      (335,315)
Surrenders and forfeitures..................................      (102,952)       (32,582)
Transfers between investment portfolios.....................     1,742,679      2,936,482
Net withdrawals due to policy loans.........................       (90,345)       (43,280)
Withdrawals due to death benefits...........................        (5,156)       (22,421)
                                                               -----------     ----------
Net increase in net assets derived from policy
  transactions..............................................     3,671,276      3,594,670
                                                               -----------     ----------
Total increase in net assets................................     1,293,826      3,529,705
NET ASSETS
  Beginning of year.........................................     5,917,949      1,688,509
                                                               -----------     ----------
  End of year...............................................   $ 7,211,775     $5,218,214
                                                               ===========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                             SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income.....................  $  1,837,901   $  2,117,185   $   779,616   $ 1,165,400   $   829,645    $ 1,024,900
Net realized gain on investments..........    22,304,272                       75,031     3,451,100     4,273,234      6,404,209
Net unrealized (depreciation) appreciation
  of investments during the year..........    (6,827,278)                     431,973    (1,271,004)   11,182,636     (9,202,997)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets from
  operations..............................    17,314,895      2,117,185     1,286,620     3,345,496    16,285,515     (1,773,888)
                                            ------------   ------------   -----------   -----------   -----------    -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...............    20,256,737     49,754,978     2,344,822     4,551,508     6,669,727      7,149,801
Cost of insurance and administrative
  charges.................................    (9,728,899)    (5,557,693)   (1,082,625)   (2,589,856)   (3,026,557)    (3,082,377)
Surrenders and forfeitures................   (13,457,052)    (2,772,264)     (991,772)   (2,305,722)   (2,831,225)    (2,444,454)
Transfers between investment portfolios...   (25,877,394)   (45,006,275)     (675,825)   (3,798,088)    9,052,429     (1,475,003)
Net withdrawals due to policy loans.......    (1,949,626)      (437,134)      (40,685)     (375,531)     (856,551)      (515,057)
Withdrawals due to death benefits.........      (456,077)      (554,367)     (101,498)     (175,792)      (25,384)       (42,455)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Net (decrease) increase in net assets
  derived from policy transactions........   (31,212,311)    (4,572,755)     (547,583)   (4,693,481)    8,982,439       (409,545)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Total (decrease) increase in net assets...   (13,897,416)    (2,455,570)      739,037    (1,347,985)   25,267,954     (2,183,433)
NET ASSETS
  Beginning of year.......................   220,985,586     42,459,282    14,871,197    45,171,959    42,072,805     54,503,747
                                            ------------   ------------   -----------   -----------   -----------    -----------
  End of year.............................  $207,088,170   $ 40,003,712   $15,610,234   $43,823,974   $67,340,759    $52,320,314
                                            ============   ============   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                           ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                          LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP    **EQUITY 500
                                                           GROWTH         VALUE         GROWTH        VALUE         INDEX
                                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                         --------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........................  $   323,781   $    13,861   $    369,604   $ (32,758)   $ (1,413,611)
Net realized gain (loss) on investments................      610,914       (68,402)     3,061,436     138,567      55,132,897
Net unrealized (depreciation) appreciation of
  investments during the year..........................   (6,643,081)      226,416    (15,365,507)  1,500,996     (74,317,441)
                                                         -----------   -----------   ------------   ----------   ------------
Net (decrease) increase in net assets from
  operations...........................................   (5,708,386)      171,875    (11,934,467)  1,606,805     (20,598,155)
                                                         -----------   -----------   ------------   ----------   ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums............................    6,524,372     2,281,805      8,230,107   1,835,632      42,319,738
Cost of insurance and administrative charges...........   (2,286,881)     (831,205)    (2,426,943)   (517,974)    (16,446,733)
Surrenders and forfeitures.............................   (1,131,527)     (393,923)    (1,488,301)    (94,789)     (7,391,335)
Transfers between investment portfolios................    4,847,660       908,113     18,398,922   2,676,844        (487,095)
Net withdrawals due to policy loans....................     (317,018)      (93,881)      (612,931)    (78,578)     (2,635,279)
Withdrawals due to death benefits......................       (7,688)      (11,086)       (16,561)       (700)       (184,312)
                                                         -----------   -----------   ------------   ----------   ------------
Net increase in net assets derived from policy
  transactions.........................................    7,628,918     1,859,823     22,084,293   3,820,435      15,174,984
                                                         -----------   -----------   ------------   ----------   ------------
Total increase in net assets...........................    1,920,532     2,031,698     10,149,826   5,427,240      (5,423,171)
NET ASSETS
  Beginning of year....................................   23,637,213     8,881,983     24,047,996   4,358,929     200,805,099
                                                         -----------   -----------   ------------   ----------   ------------
  End of year..........................................  $25,557,745   $10,913,681   $ 34,197,822   $9,786,169   $195,381,928
                                                         ===========   ===========   ============   ==========   ============

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statement of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................    $  (112,782)
Net realized gain on investments............................        634,480
Net unrealized appreciation of investments during the
  year......................................................      1,054,810
                                                                -----------
Net increase in net assets from operations..................      1,576,508
                                                                -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................      1,732,187
Cost of insurance and administrative charges................     (1,000,554)
Surrenders and forfeitures..................................       (267,636)
Transfers between investment portfolios.....................     (1,761,119)
Net withdrawals due to policy loans.........................       (106,868)
Withdrawals due to death benefits...........................        (27,805)
                                                                -----------
Net decrease in net assets derived from policy
  transactions..............................................     (1,431,795)
                                                                -----------
Total increase in net assets................................        144,713
NET ASSETS
  Beginning of year.........................................     12,857,715
                                                                -----------
  End of year...............................................    $13,002,428
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                        FIDELITY                     FIDELITY                    FIDELITY
                                                        EQUITY-        FIDELITY        HIGH        FIDELITY        ASSET
                                                         INCOME         GROWTH        INCOME       OVERSEAS       MANAGER
                                                       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)........................  $  1,326,801   $ (1,698,218)  $ 1,139,118   $   369,664   $ 1,407,375
Net realized gain (loss) on investments.............    12,604,343     33,942,775    (1,613,681)    5,320,046     5,303,762
Net unrealized depreciation of investments during
  the year..........................................    (4,571,379)   (67,062,220)   (3,981,898)  (18,732,166)   (9,280,740)
                                                      ------------   ------------   -----------   -----------   -----------
Net increase (decrease) in net assets from
  operations........................................     9,359,765    (34,817,663)   (4,456,461)  (13,042,456)   (2,569,603)
                                                      ------------   ------------   -----------   -----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.........................    22,561,568     44,737,332     3,492,600    10,422,907     8,574,024
Cost of insurance and administrative charges........    (9,784,715)   (17,791,302)   (1,536,820)   (3,762,747)   (3,887,794)
Surrenders and forfeitures..........................    (4,931,122)   (13,157,327)     (743,306)   (1,987,769)   (2,642,118)
Transfers between investment portfolios.............   (12,653,248)    24,977,490     1,950,235     9,929,814    (2,317,031)
Net withdrawals due to policy loans.................    (1,925,000)    (4,066,647)     (194,085)     (652,825)     (494,858)
Withdrawals due to death benefits...................      (353,585)      (379,117)      (38,758)     (212,393)     (126,543)
                                                      ------------   ------------   -----------   -----------   -----------
Net (decrease) increase in net assets derived from
  policy transactions...............................    (7,086,102)    34,320,429     2,929,866    13,736,987      (894,320)
                                                      ------------   ------------   -----------   -----------   -----------
Total increase (decrease) in net assets.............     2,273,663       (497,234)   (1,526,595)      694,531    (3,463,923)
NET ASSETS
  Beginning of year.................................   135,091,899    265,591,852    19,236,941    55,439,486    56,956,582
                                                      ------------   ------------   -----------   -----------   -----------
  End of year.......................................  $137,365,562   $265,094,618   $17,710,346   $56,134,017   $53,492,659
                                                      ============   ============   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                               FIDELITY                      NEUBERGER       NEUBERGER
                                                              INVESTMENT      FIDELITY     BERMAN LIMITED     BERMAN
                                                              GRADE BOND     CONTRAFUND    MATURITY BOND     PARTNERS
                                                              SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................................  $1,156,064    $   (350,569)   $   514,964     $    26,680
Net realized (loss) gain on investments.....................     (35,853)     11,907,007       (201,813)      3,948,763
Net unrealized appreciation (depreciation) of investments
  during the year...........................................     973,478     (18,462,604)       156,307      (3,945,093)
                                                              -----------   ------------    -----------     -----------
Net increase (decrease) in net assets from operations.......   2,093,689      (6,906,166)       469,458          30,350
                                                              -----------   ------------    -----------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................   3,574,894      20,346,367      1,812,352       5,300,658
Cost of insurance and administrative charges................  (1,653,583)     (7,216,396)      (671,457)     (2,353,465)
Surrenders and forfeitures..................................    (757,834)     (2,842,608)      (179,563)     (1,118,754)
Transfers between investment portfolios.....................   1,116,971       8,418,514     (1,604,489)     (2,784,854)
Net withdrawals due to policy loans.........................    (198,216)     (1,307,425)       (97,190)       (214,768)
Withdrawals due to death benefits...........................      (7,272)       (379,940)          (158)        (35,785)
                                                              -----------   ------------    -----------     -----------
Net increase (decrease) in net assets derived from policy
  transactions..............................................   2,074,960      17,018,512       (740,505)     (1,206,968)
                                                              -----------   ------------    -----------     -----------
Total increase (decrease) in net assets.....................   4,168,649      10,112,346       (271,047)     (1,176,618)
NET ASSETS
  Beginning of year.........................................  18,753,042      83,146,606      8,796,337      29,822,548
                                                              -----------   ------------    -----------     -----------
  End of year...............................................  $22,921,691   $ 93,258,952    $ 8,525,290     $28,645,930
                                                              ===========   ============    ===========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                  VAN ECK      VAN ECK
                                                      VAN ECK       VAN ECK      WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                                     WORLDWIDE     WORLDWIDE     EMERGING        REAL          SMALL
                                                        BOND      HARD ASSETS     MARKETS       ESTATE     CAPITALIZATION
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......................  $ 229,345    $   10,792    $  (127,899)  $   9,922     $   (328,830)
Net realized (loss) gain on investments............    (59,420)     (289,865)       578,453      14,548       14,467,214
Net unrealized (depreciation) appreciation of
  investments during the year......................   (101,189)      607,325     (9,601,945)    151,405      (27,770,534)
                                                     ----------   ----------    -----------   ----------    ------------
Net increase (decrease) in net assets from
  operations.......................................     68,736       328,252     (9,151,391)    175,875      (13,632,150)
                                                     ----------   ----------    -----------   ----------    ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums........................  1,006,931       671,987      4,412,821     323,980        8,928,616
Cost of insurance and administrative charges.......   (432,030)     (265,274)    (1,439,787)    (92,316)      (3,111,350)
Surrenders and forfeitures.........................   (211,884)     (122,718)      (422,605)    (26,195)      (1,692,382)
Transfers between investment portfolios............   (603,371)      476,548        851,168     253,655        5,480,223
Net withdrawals due to policy loans................    (57,969)      (70,520)      (233,650)    (24,653)        (465,025)
Withdrawals due to death benefits..................    (18,273)       (1,234)       (18,551)       (139)         (41,335)
                                                     ----------   ----------    -----------   ----------    ------------
Net (decrease) increase in net assets derived from
  policy transactions..............................   (316,596)      688,789      3,149,396     434,332        9,098,747
                                                     ----------   ----------    -----------   ----------    ------------
Total (decrease) increase in net assets............   (247,860)    1,017,041     (6,001,995)    610,207       (4,533,403)
NET ASSETS
  Beginning of year................................  5,843,922     2,743,655     19,043,358     713,583       41,231,423
                                                     ----------   ----------    -----------   ----------    ------------
  End of year......................................  $5,596,062   $3,760,696    $13,041,363   $1,323,790    $ 36,698,020
                                                     ==========   ==========    ===========   ==========    ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                  STRONG         STRONG
                                                                 MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II     FUND II
                                                                SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income................................   $   (12,143)    $      416
Net realized gain on investments............................       410,548        187,400
Net unrealized depreciation of investments during the
  year......................................................    (1,726,217)      (191,343)
                                                               -----------     ----------
Net decrease in net assets from operations..................    (1,327,812)        (3,527)
                                                               -----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................     1,162,681        216,193
Cost of insurance and administrative charges................      (199,096)       (37,922)
Surrenders and forfeitures..................................        (8,933)        (1,802)
Transfers between investment portfolios.....................     6,295,274      1,497,262
Net withdrawals due to policy loans.........................       (29,165)        (6,695)
                                                               -----------     ----------
Net increase in net assets derived from policy
  transactions..............................................     7,220,761      1,667,036
                                                               -----------     ----------
Capital contribution from Provident Mutual Life Insurance
  Company...................................................        25,000         25,000
                                                               -----------     ----------
Total increase in net assets................................     5,917,949      1,688,509
NET ASSETS
  Beginning of year.........................................
                                                               -----------     ----------
  End of year...............................................   $ 5,917,949     $1,688,509
                                                               ===========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                          MONEY                     AGGRESSIVE
                                                           GROWTH         MARKET         BOND         GROWTH      INTERNATIONAL
                                                          SEPARATE       SEPARATE      SEPARATE      SEPARATE       SEPARATE
                                                          ACCOUNT        ACCOUNT        ACCOUNT       ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income..........................  $   (656,130)  $  1,500,345   $   115,337   $   (53,124)   $   183,340
Net realized gain on investments......................    13,224,393                      245,232     6,344,491      3,443,745
Net unrealized (depreciation) appreciation of
  investments during the year.........................    (6,941,476)                    (953,188)     (781,299)     8,305,698
                                                        ------------   ------------   -----------   -----------    -----------
Net increase (decrease) in net assets from
  operations..........................................     5,626,787      1,500,345      (592,619)    5,510,068     11,932,783
                                                        ------------   ------------   -----------   -----------    -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........................    25,559,470     45,254,470     2,928,215     6,725,432      7,926,796
Cost of insurance and administrative charges..........   (11,000,645)    (4,882,943)   (1,170,041)   (2,733,161)    (3,081,714)
Surrenders and forfeitures............................   (13,471,793)    (2,245,501)   (1,146,196)   (2,039,064)    (1,675,257)
Transfers between investment portfolios...............   (15,622,188)   (29,928,701)     (784,382)   (4,058,353)    (4,171,437)
Net (withdrawals) repayments due to policy loans......    (1,509,720)       (55,132)      333,554      (257,031)      (333,439)
Withdrawals due to death benefits.....................      (328,808)      (105,788)      (39,302)      (28,015)       (49,046)
                                                        ------------   ------------   -----------   -----------    -----------
Net increase (decrease) in net assets derived from
  policy transactions.................................   (16,373,684)     8,036,405       121,848    (2,390,192)    (1,384,097)
                                                        ------------   ------------   -----------   -----------    -----------
Total (decrease) increase in net assets...............   (10,746,897)     9,536,750      (470,771)    3,119,876     10,548,686
NET ASSETS
  Beginning of year...................................   231,732,483     32,922,532    15,341,968    38,952,929     43,955,061
                                                        ------------   ------------   -----------   -----------    -----------
  End of year.........................................  $220,985,586   $ 42,459,282   $14,871,197   $42,072,805    $54,503,747
                                                        ============   ============   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                               VARIABLE SEPARATE ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
                                                                           ALL PRO      ALL PRO       ALL PRO      ALL PRO
                                                                          LARGE CAP    LARGE CAP     SMALL CAP    SMALL CAP
                                                             MANAGED       GROWTH        VALUE        GROWTH        VALUE
                                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............................  $    16,403   $  (106,008)  $ (23,731)   $   (74,986)  $  (20,317)
Net realized gain (loss) on investments..................    3,285,170       937,158     141,631      1,098,185     (295,056)
Net unrealized (depreciation) appreciation of investments
  during the year........................................   (3,470,098)    2,527,944    (319,952)     8,526,679         (746)
                                                           -----------   -----------   ----------   -----------   ----------
Net (decrease) increase in net assets from operations....     (168,525)    3,359,094    (202,052)     9,549,878     (316,119)
                                                           -----------   -----------   ----------   -----------   ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..............................    5,336,853     3,974,650   1,765,693      2,424,562    1,267,496
Cost of insurance and administrative charges.............   (2,630,602)   (1,316,182)   (580,616)      (697,076)    (343,372)
Surrenders and forfeitures...............................   (1,794,972)     (510,138)   (118,076)      (263,663)     (53,089)
Transfers between investment portfolios..................    3,744,142    14,042,452   4,604,631      8,628,255      670,018
Net withdrawals due to policy loans......................     (237,231)     (169,856)    (83,273)      (180,314)     (19,891)
Withdrawals due to death benefits........................     (110,679)      (12,140)                    (6,005)
                                                           -----------   -----------   ----------   -----------   ----------
Net increase in net assets derived from policy
  transactions...........................................    4,307,511    16,008,786   5,588,359      9,905,759    1,521,162
                                                           -----------   -----------   ----------   -----------   ----------
Capital contribution from Provident Mutual Life Insurance
  Company................................................                                                25,000
                                                           -----------   -----------   ----------   -----------   ----------
Total increase in net assets.............................    4,138,986    19,367,880   5,386,307     19,480,637    1,205,043
NET ASSETS
  Beginning of year......................................   41,032,973     4,269,333   3,495,676      4,567,359    3,153,886
                                                           -----------   -----------   ----------   -----------   ----------
  End of year............................................  $45,171,959   $23,637,213   $8,881,983   $24,047,996   $4,358,929
                                                           ===========   ===========   ==========   ===========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statement of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                              SEPARATE ACCOUNT
------------------------------------------------------------------------------
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................    $  (118,127)
Net realized gain on investments............................        504,592
Net unrealized depreciation of investments during the
  year......................................................     (1,271,074)
                                                                -----------
Net decrease in net assets from operations..................       (884,609)
                                                                -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................      2,272,109
Cost of insurance and administrative charges................     (1,094,364)
Surrenders and forfeitures..................................       (276,872)
Transfers between investment portfolios.....................        288,024
Net repayments due to policy loans..........................         10,863
Withdrawals due to death benefits...........................        (16,728)
                                                                -----------
Net increase in net assets derived from policy
  transactions..............................................      1,183,032
                                                                -----------
Return of capital to Provident Mutual Life Insurance
  Company...................................................        (30,000)
                                                                -----------
Total increase in net assets................................        268,423
NET ASSETS
  Beginning of year.........................................     12,589,292
                                                                -----------
  End of year...............................................    $12,857,715
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                               FIDELITY                     FIDELITY                    FIDELITY
                                               EQUITY-        FIDELITY        HIGH        FIDELITY        ASSET        FIDELITY
                                                INCOME         GROWTH        INCOME       OVERSEAS       MANAGER      INDEX 500
                                              SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...............  $    903,877   $ (1,119,329)  $ 1,597,456   $   266,685   $ 1,311,456   $    193,633
Net realized gain (loss) on investments....     8,638,996     24,847,780      (465,929)    2,198,848     3,093,523      4,801,112
Net unrealized (depreciation) appreciation
  of investments during the year...........    (2,835,894)    43,867,646       300,490    13,408,527       872,500     25,293,599
                                             ------------   ------------   -----------   -----------   -----------   ------------
Net increase in net assets from
  operations...............................     6,706,979     67,596,097     1,432,017    15,874,060     5,277,479     30,288,344
                                             ------------   ------------   -----------   -----------   -----------   ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums................    26,300,878     36,742,390     4,187,437     8,759,380     8,961,592     42,870,989
Cost of insurance and administrative
  charges..................................   (10,154,078)   (13,681,370)   (1,605,749)   (2,892,929)   (3,769,280)   (14,259,424)
Surrenders and forfeitures.................    (3,592,990)    (7,044,356)     (516,102)   (1,126,817)   (2,114,552)    (4,999,798)
Transfers between investment portfolios....    (3,881,832)    15,811,209    (3,043,663)      498,950    (1,063,797)    19,021,170
Net withdrawals due to policy loans........    (1,209,316)    (2,498,144)     (118,715)     (314,727)     (322,758)    (2,757,490)
Withdrawals due to death benefits..........      (127,564)       (73,911)       (7,992)      (54,224)     (183,435)      (144,419)
                                             ------------   ------------   -----------   -----------   -----------   ------------
Net increase in net assets derived from
  policy transactions......................     7,335,098     29,255,818    (1,104,784)    4,869,633     1,507,770     39,731,028
                                             ------------   ------------   -----------   -----------   -----------   ------------
Total increase in net assets...............    14,042,077     96,851,915       327,233    20,743,693     6,785,249     70,019,372
NET ASSETS
  Beginning of year........................   121,049,822    168,739,937    18,909,708    34,695,793    50,171,333    130,785,727
                                             ------------   ------------   -----------   -----------   -----------   ------------
  End of year..............................  $135,091,899   $265,591,852   $19,236,941   $55,439,486   $56,956,582   $200,805,099
                                             ============   ============   ===========   ===========   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                         VARIABLE SEPARATE ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
                                            FIDELITY                     NEUBERGER     NEUBERGER      NEUBERGER       NEUBERGER
                                           INVESTMENT      FIDELITY        BERMAN       BERMAN      BERMAN LIMITED     BERMAN
                                           GRADE BOND    CONTRAFUND(R)    BALANCED      GROWTH      MATURITY BOND     PARTNERS
                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............  $  413,755     $  (204,570)   $ 105,172    $   (66,971)    $  336,961     $  (119,528)
Net realized gain (loss) on
  investments............................     353,970       2,679,344       90,944        272,816        (50,951)        180,282
Net unrealized (depreciation)
  appreciation of investments during the
  year...................................  (1,033,121)     11,740,181     (277,919)      (829,761)      (224,820)       (424,672)
                                           -----------    -----------    ----------   -----------     ----------     -----------
Net (decrease) increase in net assets
  from operations........................    (265,396)     14,214,955      (81,803)      (623,916)        61,190        (363,918)
                                           -----------    -----------    ----------   -----------     ----------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..............   4,032,775      17,802,373      565,791      1,959,156      2,091,724       4,323,983
Cost of insurance and administrative
  charges................................  (1,422,000)     (5,378,405)    (246,888)      (781,892)      (584,928)     (1,732,241)
Surrenders and forfeitures...............    (363,847)     (1,262,113)     (99,384)      (382,062)       (81,946)       (835,368)
Transfers between investment
  portfolios.............................   2,875,172      12,332,491    (7,607,944)  (30,210,653)       734,126      26,875,968
Net withdrawals due to policy loans......     (91,716)       (729,208)     (26,232)      (119,608)        (7,993)       (145,504)
Withdrawals due to death benefits........      (2,577)        (10,570)        (275)       (18,835)                       (21,808)
                                           -----------    -----------    ----------   -----------     ----------     -----------
Net increase (decrease) in net assets
  derived from policy transactions.......   5,027,807      22,754,568    (7,414,932)  (29,553,894)     2,150,983      28,465,030
                                           -----------    -----------    ----------   -----------     ----------     -----------
Total increase (decrease) in net
  assets.................................   4,762,411      36,969,523    (7,496,735)  (30,177,810)     2,212,173      28,101,112
NET ASSETS
  Beginning of year......................  13,990,631      46,177,083    7,496,735     30,177,810      6,584,164       1,721,436
                                           -----------    -----------    ----------   -----------     ----------     -----------
  End of year............................  $18,753,042    $83,146,606           --             --     $8,796,337     $29,822,548
                                           ===========    ===========    ==========   ===========     ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                     VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
                                          AMERICAN                                  VAN ECK      VAN ECK
                                         CENTURY VP     VAN ECK       VAN ECK      WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                          CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING        REAL          SMALL
                                        APPRECIATION      BOND      HARD ASSETS     MARKETS       ESTATE     CAPITALIZATION
                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income..........  $   (17,307)   $ 181,866    $   14,663    $   (69,910)   $  4,918     $  (213,671)
Net realized (loss) gain on
  investments.........................     (302,618)      92,205      (325,178)    (1,010,030)    (17,087)      4,706,963
Net unrealized appreciation
  (depreciation) of investments during
  the year............................      901,802     (774,924)      752,308      9,614,928      (6,493)      7,862,795
                                        -----------    ----------   ----------    -----------    --------     -----------
Net increase (decrease) in net assets
  from operations.....................      581,877     (500,853)      441,793      8,534,988     (18,662)     12,356,087
                                        -----------    ----------   ----------    -----------    --------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........      726,731    1,312,452       714,639      2,966,545     242,709       7,735,292
Cost of insurance and administrative
  charges.............................     (275,934)    (477,757)     (245,907)      (949,758)    (59,562)     (2,568,433)
Surrenders and forfeitures............     (114,281)    (230,911)     (400,502)      (468,935)     (2,705)       (748,345)
Transfers between investment
  portfolios..........................   (8,445,347)      59,808       175,667      2,993,928     122,943      (4,251,852)
Net withdrawals due to policy loans...      (33,028)     (22,317)      (10,258)      (256,405)    (13,070)       (271,486)
Withdrawals due to death benefits.....      (19,365)      (3,213)          (65)       (10,061)                    (14,375)
                                        -----------    ----------   ----------    -----------    --------     -----------
Net (decrease) increase in net assets
  derived from policy transactions....   (8,161,224)     638,062       233,574      4,275,314     290,315        (119,199)
                                        -----------    ----------   ----------    -----------    --------     -----------
Total (decrease) increase in net
  assets..............................   (7,579,347)     137,209       675,367     12,810,302     271,653      12,236,888
NET ASSETS
  Beginning of year...................    7,579,347    5,706,713     2,068,288      6,233,056     441,930      28,994,535
                                        -----------    ----------   ----------    -----------    --------     -----------
  End of year.........................           --    $5,843,922   $2,743,655    $19,043,358    $713,583     $41,231,423
                                        ===========    ==========   ==========    ===========    ========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements

--------------------------------------------------------------------------------

1. ORGANIZATION

The Provident Mutual Variable Life Separate Account (Separate Account) was established by Provident Mutual Life Insurance Company (Provident Mutual) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Market Street Fund All Pro Broad Equity, Money Market, Bond and Balanced Subaccounts are the only subaccounts available with single premium and scheduled premium policies and the Zero Coupon Bond Subaccount is not available with scheduled premium policies.

The Policies are distributed principally through career agents and brokers.

Provident Mutual has structured the Separate Account as unit investment trusts registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Variable Separate Account is comprised of twenty-eight Subaccounts: the All Pro Broad Equity (formerly the Growth Subaccount and Growth Separate Account), Money Market (formerly the Money Market Separate Account), Bond (formerly the Bond Separate Account), Balanced (formerly the Managed Subaccount and Managed Separate Account), Mid Cap Growth (formerly the Aggressive Growth Subaccount and Aggressive Growth Separate Account) and International (formerly the International Separate Account) Subaccounts and the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value and the Equity 500 Index Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc. The Zero Coupon Bond 2006 Series Subaccount (formerly the Zero Coupon Bond Separate Account) invests in the 2006 Series Portfolio of the Zero Coupon Trust. Funds are transferred to Merrill Lynch, Pierce, Fenner & Smith (MLPFS), who serves as sponsor of The Stripped ("Zero") U.S. Treasury Securities Fund, Provident Mutual Series A (Zero Coupon Trust). The Fidelity Equity-Income, Fidelity Growth, Fidelity High Income and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Investment Grade Bond and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; Neuberger Berman Limited Maturity Bond and Neuberger Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund; the Strong Mid Cap Growth Fund II Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; and the Strong Opportunity Fund II Subaccount invests in the Strong Opportunity Fund II, Inc.

At the close of business on April 30, 1999, the Neuberger Berman Growth Subaccount, Neuberger Berman Balanced Subaccount and American Century VP Capital Appreciation Subaccount were terminated and the investments were transferred to the Neuberger Berman Partners Subaccount, the Managed Subaccount and the All Pro Large Cap Growth Subaccount, respectively. In addition, the assets of the Provident Mutual Managed Separate Account were transferred to a newly established subaccount (the "Managed Subaccount") of the Variable Separate Account, and the Provident Mutual Managed Separate Account ceased to exist. At the close of business on February 7, 2000, the Fidelity Index 500 Subaccount was terminated and the investments were transferred to the newly established Market Street Fund Equity 500 Index Subaccount. At the close of business on April 30, 2000, the assets of the Growth,

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

1. ORGANIZATION, CONTINUED

Money Market, Bond, Aggressive Growth, International and Zero Coupon Bond Separate Accounts were transferred to newly established subaccounts (the "Growth", "Money Market", "Bond", "Aggressive Growth", "International" and "Zero Coupon Bond 2006 Series" Subaccounts), and the Provident Mutual Growth, Money Market, Bond, Aggressive Growth, International and Zero Coupon Bond Separate Accounts ceased to exist. At the close of business on January 26, 2001, the assets of the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts were renamed the "All-Pro Broad Equity", "Balanced" and "Mid Cap Growth" Subaccounts, respectively.

Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as variable life policy transactions in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies (Note 4). The Separate Account's assets are the property of Provident Mutual.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of Provident Mutual's General Account.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

 Investment Valuation:

Investment shares are valued at the net asset values of the respective portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

 Realized Gains and Losses:

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

 Federal Income Taxes:

The operations of the Separate Account are included in the Federal income tax return of Provident Mutual. Under the provisions of the policies, Provident Mutual has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

 Estimates:

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

At December 31, 2001, the investments of the respective Subaccounts are as follows:

------------------------------------------------------------------------------------------------------
                                                                SHARES         COST        FAIR VALUE
------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Portfolio**..........................  11,604,616   $193,213,384   $173,372,963
  Money Market Portfolio....................................  53,041,046    $53,041,046    $53,041,046
  Bond Portfolio............................................   1,796,709    $19,121,640    $19,745,829
  Balanced Portfolio**......................................   2,816,456    $43,435,344    $40,134,504
  Mid Cap Growth Portfolio**................................   3,362,551    $68,705,009    $67,284,654
  International Portfolio...................................   4,231,290    $55,590,774    $47,390,445
  All Pro Large Cap Growth Portfolio........................   2,620,479    $32,109,137    $23,584,313
  All Pro Large Cap Value Portfolio.........................   1,436,462    $14,100,523    $14,192,246
  All Pro Small Cap Growth Portfolio........................   2,423,892    $41,302,560    $29,304,856
  All Pro Small Cap Value Portfolio.........................   1,859,265    $16,382,891    $19,001,687
  Equity 500 Index Portfolio................................  23,398,265   $228,523,515   $189,993,908
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series...............................................  16,789,036    $11,896,162    $14,276,892
Variable Insurance Products Fund:
  Equity-Income Portfolio...................................   5,995,482   $136,925,256   $136,397,219
  Growth Portfolio..........................................   6,747,100   $265,815,803   $226,770,036
  High Income Portfolio.....................................   2,472,562    $20,172,136    $15,849,124
  Overseas Portfolio........................................   3,368,104    $67,512,167    $46,749,289
Variable Insurance Products Fund II:
  Asset Manager Portfolio...................................   3,520,639    $57,178,730    $51,084,474
  Investment Grade Bond Portfolio...........................   2,523,207    $31,203,033    $32,599,830
  Contrafund Portfolio......................................   4,471,844   $103,208,556    $90,018,221
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio...........................     942,759    $12,372,808    $12,698,969
  Partners Portfolio........................................   1,907,243    $34,321,111    $28,799,368
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio..........................     528,670     $5,643,578     $4,980,070
  Van Eck Worldwide Hard Assets Portfolio...................     306,931     $3,344,372     $3,281,093
  Van Eck Worldwide Emerging Markets Portfolio..............   1,599,937    $17,201,692    $13,023,484
  Van Eck Worldwide Real Estate Portfolio...................     200,105     $2,003,020     $2,175,138
Alger American Fund:
  Alger American Small Capitalization Portfolio.............   1,767,903    $54,049,830    $29,258,796
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II.............................     440,279     $9,869,853     $7,211,775
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II................................     268,289     $6,162,770     $5,218,214

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Portfolios were known as the Market Street Fund Growth, Managed and Aggressive Growth Portfolios, respectively.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

During the years ended December 31, 2001, 2000 and 1999, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                       MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                            ALL PRO BROAD EQUITY PORTFOLIO**                 MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                            2001          2000          1999           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased.......................      564,800       352,303       583,435     36,002,871     28,166,719     53,950,916
Shares received from reinvestment of:
  Dividends............................      283,871       176,726        42,000      1,800,588      2,379,876      1,691,216
  Capital gain distributions...........    1,000,730       789,270       245,351
                                         -----------   -----------   -----------   ------------   ------------   ------------
Total shares acquired..................    1,849,401     1,318,299       870,786     37,803,459     30,546,595     55,642,132
Total shares redeemed..................   (1,048,515)   (2,189,094)   (1,515,691)   (23,953,242)   (33,214,626)   (44,726,560)
                                         -----------   -----------   -----------   ------------   ------------   ------------
Net increase (decrease) in shares
  owned................................      800,886      (870,795)     (644,905)    13,850,217     (2,668,031)    10,915,572
Shares owned, beginning of year........   10,803,730    11,674,525    12,319,430     39,190,829     41,858,860     30,943,288
                                         -----------   -----------   -----------   ------------   ------------   ------------
Shares owned, end of year..............   11,604,616    10,803,730    11,674,525     53,041,046     39,190,829     41,858,860
                                         ===========   ===========   ===========   ============   ============   ============
Cost of shares acquired................  $29,809,872   $23,257,169   $16,420,199   $ 37,803,459   $ 30,546,595   $ 55,642,132
                                         ===========   ===========   ===========   ============   ============   ============
Cost of shares redeemed................  $13,937,950   $30,329,856   $20,214,904   $ 23,953,242   $ 33,214,626   $ 44,726,560
                                         ===========   ===========   ===========   ============   ============   ============

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity
   Portfolio was known as the Market Street Fund Growth Portfolio.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                      MARKET STREET FUND, INC.
------------------------------------------------------------------------------------------------------------------------
                                                       BOND PORTFOLIO                      BALANCED PORTFOLIO**
------------------------------------------------------------------------------------------------------------------------
                                               2001         2000         1999         2001         2000         1999
------------------------------------------------------------------------------------------------------------------------
Shares purchased..........................     395,936      141,183      219,210      197,409      108,384       539,252
Shares received from reinvestment of:
  Dividends...............................      94,784       88,175       19,418      103,281       93,558        18,094
  Capital gain distributions..............                                15,257      146,203      142,096       123,388
                                            ----------   ----------   ----------   ----------   ----------   -----------
Total shares acquired.....................     490,720      229,358      253,885      446,893      344,038       680,734
Total shares redeemed.....................    (125,879)    (204,269)    (215,948)    (241,912)    (424,341)     (311,045)
                                            ----------   ----------   ----------   ----------   ----------   -----------
Net increase (decrease) in shares owned...     364,841       25,089       37,937      204,981      (80,303)      369,689
Shares owned, beginning of year...........   1,431,868    1,406,779    1,368,842    2,611,475    2,691,778     2,322,089
                                            ----------   ----------   ----------   ----------   ----------   -----------
Shares owned, end of year.................   1,796,709    1,431,868    1,406,779    2,816,456    2,611,475     2,691,778
                                            ==========   ==========   ==========   ==========   ==========   ===========
Cost of shares acquired...................  $5,208,910   $2,335,637   $2,715,463   $6,639,380   $5,368,466   $11,647,117
                                            ==========   ==========   ==========   ==========   ==========   ===========
Cost of shares redeemed...................  $1,341,938   $2,029,655   $2,236,958   $2,920,241   $5,445,752   $ 4,036,595
                                            ==========   ==========   ==========   ==========   ==========   ===========

---------------
** Prior to January 29, 2001, the Market Street Fund Balanced Portfolio was known as the Market Street Fund Managed Portfolio.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                    MARKET STREET FUND, INC.
------------------------------------------------------------------------------------------------------------------------
                                               MID CAP GROWTH PORTFOLIO**                INTERNATIONAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                            2001          2000          1999         2001          2000          1999
------------------------------------------------------------------------------------------------------------------------
Shares purchased.......................      412,474       553,798      185,830       509,399       348,266      319,053
Shares received from reinvestment of:
  Dividends............................      474,270        59,501       10,780       159,937        96,867       38,250
  Capital gain distributions...........      347,661       124,437      267,326       244,243       384,272      196,247
                                         -----------   -----------   ----------   -----------   -----------   ----------
Total shares acquired..................    1,234,405       737,736      463,936       913,579       829,405      553,550
Total shares redeemed..................     (302,051)     (222,550)    (326,786)     (379,838)     (399,467)    (459,590)
                                         -----------   -----------   ----------   -----------   -----------   ----------
Net increase in shares owned...........      932,354       515,186      137,150       533,741       429,938       93,960
Shares owned, beginning of year........    2,430,197     1,915,011    1,777,861     3,697,549     3,267,611    3,173,651
                                         -----------   -----------   ----------   -----------   -----------   ----------
Shares owned, end of year..............    3,362,551     2,430,197    1,915,011     4,231,290     3,697,549    3,267,611
                                         ===========   ===========   ==========   ===========   ===========   ==========
Cost of shares acquired................  $24,189,217   $17,627,767   $8,790,532   $11,066,937   $11,598,459   $7,718,908
                                         ===========   ===========   ==========   ===========   ===========   ==========
Cost of shares redeemed................  $ 4,830,131   $ 3,542,449   $4,889,357   $ 4,719,482   $ 4,578,895   $5,475,920
                                         ===========   ===========   ==========   ===========   ===========   ==========

---------------
** Prior to January 29, 2001, the Market Street Fund Mid Cap Growth Portfolio was known as the Market Street Fund Aggressive Growth Portfolio.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                          MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                          ALL PRO LARGE CAP                       ALL PRO LARGE CAP
                                                           GROWTH PORTFOLIO                        VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                   2001         2000          1999          2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..............................     641,620       726,694     1,590,971      634,872      393,209      798,762
Shares received from reinvestment of:
  Dividends...................................       1,119        36,329            77       11,604        8,392        2,375
  Capital gain distributions..................                    28,253
                                                ----------   -----------   -----------   ----------   ----------   ----------
Total shares acquired.........................     642,739       791,276     1,591,048      646,476      401,601      801,137
Total shares redeemed.........................    (244,673)     (169,216)     (353,425)    (294,873)    (206,720)    (264,257)
                                                ----------   -----------   -----------   ----------   ----------   ----------
Net increase in shares owned..................     398,066       622,060     1,237,623      351,603      194,881      536,880
Shares owned, beginning of year...............   2,222,413     1,600,353       362,730    1,084,859      889,978      353,098
                                                ----------   -----------   -----------   ----------   ----------   ----------
Shares owned, end of year.....................   2,620,479     2,222,413     1,600,353    1,436,462    1,084,859      889,978
                                                ==========   ===========   ===========   ==========   ==========   ==========
Cost of shares acquired.......................  $6,017,785   $10,703,722   $20,489,418   $6,302,942   $3,829,181   $8,205,291
                                                ==========   ===========   ===========   ==========   ==========   ==========
Cost of shares redeemed.......................  $3,070,113   $ 2,140,109   $ 3,649,482   $3,069,889   $2,023,899   $2,499,032
                                                ==========   ===========   ===========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                          MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                         ALL PRO SMALL CAP                        ALL PRO SMALL CAP
                                                          GROWTH PORTFOLIO                         VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                  2001         2000          1999          2001          2000         1999
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased.............................     538,732     1,405,068     1,022,760     1,182,780      676,864      625,357
Shares received from reinvestment of:
  Dividends..................................                    35,365                       7,031        1,953          815
  Capital gain distributions.................                     6,053
                                               ----------   -----------   -----------   -----------   ----------   ----------
Total shares acquired........................     538,732     1,446,486     1,022,760     1,189,811      678,817      626,172
Total shares redeemed........................    (492,992)     (343,852)     (210,238)     (403,591)    (181,588)    (432,645)
                                               ----------   -----------   -----------   -----------   ----------   ----------
Net increase in shares owned.................      45,740     1,102,634       812,522       786,220      497,229      193,527
Shares owned, beginning of year..............   2,378,152     1,275,518       462,996     1,073,045      575,816      382,289
                                               ----------   -----------   -----------   -----------   ----------   ----------
Shares owned, end of year....................   2,423,892     2,378,152     1,275,518     1,859,265    1,073,045      575,816
                                               ==========   ===========   ===========   ===========   ==========   ==========
Cost of shares acquired......................  $6,437,536   $28,719,866   $12,843,503   $11,178,951   $5,272,425   $4,753,608
                                               ==========   ===========   ===========   ===========   ==========   ==========
Cost of shares redeemed......................  $5,767,828   $ 3,174,533   $ 1,889,545   $ 3,068,696   $1,346,181   $3,547,819
                                               ==========   ===========   ===========   ===========   ==========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                      MARKET STREET FUND, INC.
------------------------------------------------------------------------------------------------------
                                                                    EQUITY 500 INDEX PORTFOLIO**
------------------------------------------------------------------------------------------------------
                                                                 2001           2000          1999
------------------------------------------------------------------------------------------------------
Shares purchased............................................    3,243,764     21,829,106       302,321
Shares received from reinvestment of:
  Dividends.................................................      242,194                        9,640
  Capital gain distributions................................                                     6,542
                                                              -----------   ------------   -----------
Total shares acquired.......................................    3,485,958     21,829,106       318,503
Total shares redeemed.......................................     (961,831)    (2,154,449)      (44,939)
                                                              -----------   ------------   -----------
Net increase in shares owned................................    2,524,127     19,674,657       273,564
Shares owned, beginning of year.............................   20,874,138      1,199,481       925,917
                                                              -----------   ------------   -----------
Shares owned, end of year...................................   23,398,265     20,874,138     1,199,481
                                                              ===========   ============   ===========
Cost of shares acquired.....................................  $29,507,655   $220,709,156   $47,794,724
                                                              ===========   ============   ===========
Cost of shares redeemed.....................................  $ 9,618,310   $151,814,886   $ 3,068,951
                                                              ===========   ============   ===========

---------------
** Prior to February 7, 2000, these funds were invested in the Index 500
   Portfolio of the Fidelity Variable Insurance Products Fund II.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                    THE STRIPPED ("ZERO") U.S.
                                                                     TREASURY SECURITIES FUND
                                                                     PROVIDENT MUTUAL SERIES A
-----------------------------------------------------------------------------------------------------
                                                                            2006 SERIES
-----------------------------------------------------------------------------------------------------
                                                                 2001          2000          1999
-----------------------------------------------------------------------------------------------------
Shares purchased............................................    2,831,248     2,449,429     4,327,831
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................
                                                              -----------   -----------   -----------
Total shares acquired.......................................    2,831,248     2,449,429     4,327,831
Total shares redeemed.......................................   (2,836,493)   (4,300,190)   (2,887,477)
                                                              -----------   -----------   -----------
Net (decrease) increase in shares owned.....................       (5,245)   (1,850,761)    1,440,354
Shares owned, beginning of year.............................   16,794,281    18,645,042    17,204,688
                                                              -----------   -----------   -----------
Shares owned, end of year...................................   16,789,036    16,794,281    18,645,042
                                                              ===========   ===========   ===========
Cost of shares acquired.....................................  $ 2,339,759   $ 1,767,579   $ 2,991,373
                                                              ===========   ===========   ===========
Cost of shares redeemed.....................................  $ 1,631,209   $ 2,367,794   $ 1,489,161
                                                              ===========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                    VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                    EQUITY-INCOME PORTFOLIO                      GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                               2001          2000          1999          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..........................      565,240       374,832       719,492       616,164       806,224       827,868
Shares received from reinvestment of:
  Dividends...............................       93,765       100,557        76,317         4,472         5,892         7,340
  Capital gain distributions..............      263,436       378,843       168,701       420,358       586,265       461,503
                                            -----------   -----------   -----------   -----------   -----------   -----------
Total shares acquired.....................      922,441       854,232       964,510     1,040,994     1,398,381     1,296,711
Total shares redeemed.....................     (309,622)     (726,019)     (472,051)     (367,081)     (160,290)     (222,256)
                                            -----------   -----------   -----------   -----------   -----------   -----------
Net increase in shares owned..............      612,819       128,213       492,459       673,913     1,238,091     1,074,455
Shares owned, beginning of year...........    5,382,663     5,254,450     4,761,991     6,073,187     4,835,096     3,760,641
                                            -----------   -----------   -----------   -----------   -----------   -----------
Shares owned, end of year.................    5,995,482     5,382,663     5,254,450     6,747,100     6,073,187     4,835,096
                                            ===========   ===========   ===========   ===========   ===========   ===========
Cost of shares acquired...................  $21,704,697   $19,540,858   $24,176,018   $39,267,051   $69,994,547   $57,528,953
                                            ===========   ===========   ===========   ===========   ===========   ===========
Cost of shares redeemed...................  $ 5,914,279   $12,695,816   $ 7,298,047   $ 8,958,815   $ 3,429,561   $ 4,544,684
                                            ===========   ===========   ===========   ===========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                     VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                      HIGH INCOME PORTFOLIO                     OVERSEAS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                 2001          2000         1999         2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased............................    1,110,242      874,746      432,957       468,336       694,619       994,457
Shares received from reinvestment of:
  Dividends.................................      281,178      121,521      159,916       149,015        32,237        28,799
  Capital gain distributions................                                  5,978       235,540       203,008        46,450
                                              -----------   ----------   ----------   -----------   -----------   -----------
Total shares acquired.......................    1,391,420      996,267      598,851       852,891       929,864     1,069,706
Total shares redeemed.......................   (1,083,937)    (532,067)    (538,016)     (292,892)     (142,148)     (779,780)
                                              -----------   ----------   ----------   -----------   -----------   -----------
Net increase in shares owned................      307,483      464,200       60,835       559,999       787,716       289,926
Shares owned, beginning of year.............    2,165,079    1,700,879    1,640,044     2,808,105     2,020,389     1,730,463
                                              -----------   ----------   ----------   -----------   -----------   -----------
Shares owned, end of year...................    2,472,562    2,165,079    1,700,879     3,368,104     2,808,105     2,020,389
                                              ===========   ==========   ==========   ===========   ===========   ===========
Cost of shares acquired.....................  $ 9,895,076   $9,333,533   $6,614,866   $13,843,286   $22,193,797   $21,885,640
                                              ===========   ==========   ==========   ===========   ===========   ===========
Cost of shares redeemed.....................  $12,495,140   $6,878,230   $6,588,123   $ 6,126,608   $ 2,767,100   $14,550,474
                                              ===========   ==========   ==========   ===========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                     VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                                       ASSET MANAGER PORTFOLIO             INVESTMENT GRADE BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                   2001         2000          1999         2001          2000         1999
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..............................     348,142       306,478      351,224       949,845      342,044      675,996
Shares received from reinvestment of:
  Dividends...................................     139,455       109,714       99,374       105,921      114,975       43,097
  Capital gain distributions..................      52,295       258,478      125,874                                  13,520
                                                ----------   -----------   ----------   -----------   ----------   ----------
Total shares acquired.........................     539,892       674,670      576,472     1,055,766      457,019      732,613
Total shares redeemed.........................    (362,544)     (382,080)    (288,510)     (353,186)    (178,582)    (269,947)
                                                ----------   -----------   ----------   -----------   ----------   ----------
Net increase in shares owned..................     177,348       292,590      287,962       702,580      278,437      462,666
Shares owned, beginning of year...............   3,343,291     3,050,701    2,762,739     1,820,627    1,542,190    1,079,524
                                                ----------   -----------   ----------   -----------   ----------   ----------
Shares owned, end of year.....................   3,520,639     3,343,291    3,050,701     2,523,207    1,820,627    1,542,190
                                                ==========   ===========   ==========   ===========   ==========   ==========
Cost of shares acquired.......................  $7,932,432   $11,106,273   $9,992,859   $13,263,465   $5,386,000   $8,987,181
                                                ==========   ===========   ==========   ===========   ==========   ==========
Cost of shares redeemed.......................  $5,352,352   $ 5,289,456   $4,080,110   $ 4,353,524   $2,190,829   $3,191,649
                                                ==========   ===========   ==========   ===========   ==========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------
                                                                       CONTRAFUND PORTFOLIO
-----------------------------------------------------------------------------------------------------
                                                                 2001          2000          1999
-----------------------------------------------------------------------------------------------------
Shares purchased............................................      668,066       792,062       986,112
Shares received from reinvestment of:
  Dividends.................................................       30,689        11,503         9,903
  Capital gain distributions................................      108,315       417,548        72,623
                                                              -----------   -----------   -----------
Total shares acquired.......................................      807,070     1,221,113     1,068,638
Total shares redeemed.......................................     (263,573)     (145,137)     (105,673)
                                                              -----------   -----------   -----------
Net increase in shares owned................................      543,497     1,075,976       962,965
Shares owned, beginning of year.............................    3,928,347     2,852,371     1,889,406
                                                              -----------   -----------   -----------
Shares owned, end of year...................................    4,471,844     3,928,347     2,852,371
                                                              ===========   ===========   ===========
Cost of shares acquired.....................................  $16,722,885   $30,906,339   $26,975,993
                                                              ===========   ===========   ===========
Cost of shares redeemed.....................................  $ 4,755,519   $ 2,331,389   $ 1,746,651
                                                              ===========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                               NEUBERGER BERMAN ADVISERS
                                                                   MANAGEMENT TRUST
-----------------------------------------------------------------------------------------
                                                               BALANCED         GROWTH
                                                              PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------
                                                                 1999            1999
-----------------------------------------------------------------------------------------
Shares purchased............................................      17,829           26,947
Shares received from reinvestment of:
  Dividends.................................................       8,150
  Capital gain distributions................................      12,073           67,916
                                                              ----------      -----------
Total shares acquired.......................................      38,052           94,863
Total shares redeemed.......................................    (496,849)      (1,242,745)
                                                              ----------      -----------
Net decrease in shares owned................................    (458,797)      (1,147,882)
Shares owned, beginning of year.............................     458,797        1,147,882
                                                              ----------      -----------
Shares owned, end of year...................................          --               --
                                                              ==========      ===========
Cost of shares acquired.....................................  $  583,945      $ 2,239,647
                                                              ==========      ===========
Cost of shares redeemed.....................................  $7,802,761      $31,587,696
                                                              ==========      ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-----------------------------------------------------------------------------------------------------------------------------
                                                   LIMITED MATURITY BOND PORTFOLIO               PARTNERS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    2001         2000         1999         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................     372,065      133,210      251,277      210,167      161,204     1,583,081
Shares received from reinvestment of:
  Dividends....................................      43,551       46,220       30,080        6,928       15,076         1,276
  Capital gain distributions...................                                             65,817      320,617         2,219
                                                 ----------   ----------   ----------   ----------   ----------   -----------
Total shares acquired..........................     415,616      179,430      281,357      282,912      496,897     1,586,576
Total shares redeemed..........................    (120,184)    (196,479)     (93,404)    (146,122)    (244,904)     (159,053)
                                                 ----------   ----------   ----------   ----------   ----------   -----------
Net increase (decrease) in shares owned........     295,432      (17,049)     187,953      136,790      251,993     1,427,523
Shares owned, beginning of year................     647,327      664,376      476,423    1,770,453    1,518,460        90,937
                                                 ----------   ----------   ----------   ----------   ----------   -----------
Shares owned, end of year......................     942,759      647,327      664,376    1,907,243    1,770,453     1,518,460
                                                 ==========   ==========   ==========   ==========   ==========   ===========
Cost of shares acquired........................  $5,468,129   $2,276,020   $3,715,187   $4,278,843   $7,646,961   $31,490,739
                                                 ==========   ==========   ==========   ==========   ==========   ===========
Cost of shares redeemed........................  $1,632,235   $2,703,374   $1,278,194   $2,910,748   $4,878,486   $ 2,964,955
                                                 ==========   ==========   ==========   ==========   ==========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                     AMERICAN CENTURY
                                                                VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------
                                                                   AMERICAN CENTURY VP
                                                              CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------------------
                                                                           1999
--------------------------------------------------------------------------------------------
Shares purchased............................................                31,966
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................
                                                                        ----------
Total shares acquired.......................................                31,966
Total shares redeemed.......................................              (872,248)
                                                                        ----------
Net decrease in shares owned................................              (840,282)
Shares owned, beginning of year.............................               840,282
                                                                        ----------
Shares owned, end of year...................................                    --
                                                                        ==========
Cost of shares acquired.....................................            $  292,072
                                                                        ==========
Cost of shares redeemed.....................................            $8,773,221
                                                                        ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                        VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
                                                              VAN ECK WORLDWIDE                    VAN ECK WORLDWIDE
                                                                BOND PORTFOLIO                   HARD ASSETS PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                        2001         2000         1999        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------
Shares purchased...................................      87,391       63,769      121,129     52,363      108,808     79,012
Shares received from reinvestment of:
  Dividends........................................      24,139       26,919       19,183      3,378        3,138      3,644
  Capital gain distributions.......................                                 8,571
                                                     ----------   ----------   ----------   --------   ----------   --------
Total shares acquired..............................     111,530       90,688      148,883     55,741      111,946     82,656
Total shares redeemed..............................    (122,500)     (97,720)     (66,927)   (60,384)     (50,706)   (57,136)
                                                     ----------
Net (decrease) increase in shares owned............     (10,970)      (7,032)      81,956     (4,643)      61,240     25,520
Shares owned, beginning of year....................     539,640      546,672      464,716    311,574      250,334    224,814
                                                     ----------
Shares owned, end of year..........................     528,670      539,640      546,672    306,931      311,574    250,334
                                                     ==========   ==========   ==========   ========   ==========   ========
Cost of shares acquired............................  $1,078,748   $  907,491   $1,652,349   $627,424   $1,256,384   $835,618
                                                     ==========   ==========   ==========   ========   ==========   ========
Cost of shares redeemed............................  $1,316,786   $1,054,162   $  740,216   $820,215   $  846,668   $912,559
                                                     ==========   ==========   ==========   ========   ==========   ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                        VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
                                                              VAN ECK WORLDWIDE                    VAN ECK WORLDWIDE
                                                          EMERGING MARKETS PORTFOLIO             REAL ESTATE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                        2001         2000         1999         2001        2000       1999
----------------------------------------------------------------------------------------------------------------------------
Shares purchased...................................     257,581      671,653      733,811       93,967     65,696     59,682
Shares received from reinvestment of:
  Dividends........................................                                              3,787      1,902        911
  Capital gain distributions.......................
                                                     ----------   ----------   ----------   ----------   --------   --------
Total shares acquired..............................     257,581      671,653      733,811       97,754     67,598     60,593
Total shares redeemed..............................    (230,788)    (433,948)    (273,801)     (22,300)   (20,934)   (28,930)
                                                     ----------   ----------   ----------   ----------   --------   --------
Net increase in shares owned.......................      26,793      237,705      460,010       75,454     46,664     31,663
Shares owned, beginning of year....................   1,573,144    1,335,439      875,429      124,651     77,987     46,324
                                                     ----------   ----------   ----------   ----------   --------   --------
Shares owned, end of year..........................   1,599,937    1,573,144    1,335,439      200,105    124,651     77,987
                                                     ==========   ==========   ==========   ==========   ========   ========
Cost of shares acquired............................  $2,035,079   $8,545,370   $7,071,940   $1,018,396   $649,890   $575,134
                                                     ==========   ==========   ==========   ==========   ========   ========
Cost of shares redeemed............................  $1,507,909   $4,945,420   $3,876,567   $  206,677   $191,088   $296,987
                                                     ==========   ==========   ==========   ==========   ========   ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                       ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------
                                                                       ALGER AMERICAN SMALL
                                                                     CAPITALIZATION PORTFOLIO
----------------------------------------------------------------------------------------------------
                                                                 2001         2000          1999
----------------------------------------------------------------------------------------------------
Shares purchased............................................     397,172       389,343       222,683
Shares received from reinvestment of:
  Dividends.................................................         779
  Capital gain distributions................................                   591,703        90,321
                                                              ----------   -----------   -----------
Total shares acquired.......................................     397,951       981,046       313,004
Total shares redeemed.......................................    (192,331)     (166,386)     (224,797)
                                                              ----------   -----------   -----------
Net increase in shares owned................................     205,620       814,660        88,207
Shares owned, beginning of year.............................   1,562,283       747,623       659,416
                                                              ----------   -----------   -----------
Shares owned, end of year...................................   1,767,903     1,562,283       747,623
                                                              ==========   ===========   ===========
Cost of shares acquired.....................................  $7,028,556   $30,721,535   $13,302,764
                                                              ==========   ===========   ===========
Cost of shares redeemed.....................................  $7,685,670   $ 7,484,404   $ 8,928,671
                                                              ==========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                  STRONG VARIABLE         STRONG OPPORTUNITY
                                                               INSURANCE FUNDS, INC.         FUND II, INC.
---------------------------------------------------------------------------------------------------------------
                                                                  STRONG MID CAP          STRONG OPPORTUNITY
                                                                  GROWTH FUND II                FUND II
---------------------------------------------------------------------------------------------------------------
                                                                 2001         2000         2001         2000
---------------------------------------------------------------------------------------------------------------
Shares purchased............................................     278,785      232,247      171,513       63,730
Shares received from reinvestment of:
  Dividends.................................................                                   960          160
  Capital gain distributions................................                   18,718       39,647        8,593
                                                              ----------   ----------   ----------   ----------
Total shares acquired.......................................     278,785      250,965      212,120       72,483
Total shares redeemed.......................................     (88,631)        (840)     (14,362)      (1,952)
                                                              ----------   ----------   ----------   ----------
Net increase in shares owned................................     190,154      250,125      197,758       70,531
Shares owned, beginning of year.............................     250,125                    70,531
                                                              ----------   ----------   ----------   ----------
Shares owned, end of year...................................     440,279      250,125      268,289       70,531
                                                              ==========   ==========   ==========   ==========
Cost of shares acquired.....................................  $5,191,767   $7,670,135   $4,682,940   $1,934,702
                                                              ==========   ==========   ==========   ==========
Cost of shares redeemed.....................................  $2,966,080   $   25,969   $  400,022   $   54,850
                                                              ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

During the years ended December 31, 2001, 2000 and 1999, the unit activity and unit values were as follows:
--------------------------------------------------------------------------------

                                                                                SPVL/VLI
                                                                                  2001
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**..............      1,791.69             (117.88)        1,673.81       $4,675.16
                                                                                            ========       =========
  Money Market Subaccount........................        246.24              (16.59)          229.65       $2,044.02
                                                                                            ========       =========
  Bond Subaccount................................        380.91               12.20           393.11       $2,379.86
                                                                                            ========       =========
  Balanced Subaccount**..........................        703.25              (14.96)          688.29       $3,020.62
                                                                                            ========       =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................          6.71               (1.41)            5.30       $3,674.63
                                                                                            ========       =========

--------------------------------------------------------------------------------

                                                                                SPVL/VLI
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      1,929.40             (137.71)        1,791.69       $5,398.65
                                                                                            ========       =========
  Money Market Subaccount........................        253.47               (7.23)          246.24       $1,983.74
                                                                                            ========       =========
  Bond Subaccount................................        409.69              (28.78)          380.91       $2,228.82
                                                                                            ========       =========
  Managed Subaccount.............................        746.44              (43.19)          703.25       $3,268.67
                                                                                            ========       =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................          9.72               (3.01)            6.71       $3,407.66
                                                                                            ========       =========

--------------------------------------------------------------------------------

                                                                                SPVL/VLI
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      2,009.06             (79.66)         1,929.40       $4,950.09
                                                                                            ========       =========
  Money Market Subaccount........................        294.11             (40.64)           253.47       $1,880.19
                                                                                            ========       =========
  Bond Subaccount................................        443.28             (33.59)           409.69       $2,045.48
                                                                                            ========       =========
  Managed Subaccount.............................        762.26             (15.82)           746.44       $3,021.78
                                                                                            ========       =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................         10.08              (0.36)             9.72       $2,989.02
                                                                                            ========       =========

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity and
   Balanced Subaccounts were known as the Market Street Fund Growth and Managed Subaccounts, respectively.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                                  OPTIONS
                                                                                   2001
---------------------------------------------------------------------------------------------------------------------
                                                                          NET (DECREASE)/
                                                         UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                      BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**.................      23,713.01          (1,435.03)      22,277.98     $4,675.16
                                                                                             =========     =========
  Money Market Subaccount...........................       2,640.25              52.43        2,692.68     $2,044.02
                                                                                             =========     =========
  Bond Subaccount...................................       2,140.71             (19.15)       2,121.56     $2,379.86
                                                                                             =========     =========
  Balanced Subaccount**.............................       6,199.95            (363.44)       5,836.51     $3,020.62
                                                                                             =========     =========
  Mid Cap Growth Subaccount**.......................       4,529.35            (281.42)       4,247.93     $4,965.48
                                                                                             =========     =========
  International Subaccount..........................       6,457.63            (268.59)       6,189.04     $1,956.30
                                                                                             =========     =========
  All Pro Large Cap Growth Subaccount...............       3,327.78             268.10        3,595.88     $  917.10
                                                                                             =========     =========
  All Pro Large Cap Value Subaccount................       1,092.55             598.11        1,690.66     $  992.69
                                                                                             =========     =========
  All Pro Small Cap Growth Subaccount...............       4,584.87            (135.56)       4,449.31     $1,221.90
                                                                                             =========     =========
  All Pro Small Cap Value Subaccount................       2,320.02             856.93        3,176.95     $1,011.82
                                                                                             =========     =========
  Equity 500 Index Subaccount.......................       7,164.29              87.37        7,251.66     $2,772.54
                                                                                             =========     =========
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series.......................................         569.17              29.08          598.25     $3,674.63
                                                                                             =========     =========
Variable Insurance Products Fund:
  Equity-Income Subaccount..........................       7,886.74            (482.72)       7,404.02     $2,580.06
                                                                                             =========     =========
  Growth Subaccount.................................      15,691.32            (699.95)      14,991.37     $2,739.28
                                                                                             =========     =========
  High Income Subaccount............................       1,813.87             (96.06)       1,717.81     $1,127.22
                                                                                             =========     =========
  Overseas Subaccount...............................       5,435.66            (326.89)       5,108.77     $1,308.23
                                                                                             =========     =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount..........................       5,383.84            (206.77)       5,177.07     $1,871.48
                                                                                             =========     =========
  Investment Grade Bond Subaccount..................       1,430.19             142.10        1,572.29     $1,638.32
                                                                                             =========     =========
  Contrafund Subaccount.............................       6,065.12            (287.79)       5,777.33     $1,785.27
                                                                                             =========     =========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount..................         544.92             114.74          659.66     $1,471.49
                                                                                             =========     =========
  Partners Subaccount...............................       2,397.41             (54.66)       2,342.75     $1,964.35
                                                                                             =========     =========
  Growth Subaccount.................................             --                 --              --            --
                                                                                             =========     =========
  Balanced Subaccount...............................             --                 --              --            --
                                                                                             =========     =========

---------------

** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                                  OPTIONS
                                                                                   2001
---------------------------------------------------------------------------------------------------------------------
                                                                          NET (DECREASE)/
                                                         UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                      BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide InsuranceTrust:
  Van Eck Worldwide Bond Subaccount.................         852.21             (97.75)         754.46     $1,207.87
                                                                                             =========     =========
  Van Eck Worldwide Hard Assets Subaccount..........         580.31             (28.65)         551.66     $1,044.63
                                                                                             =========     =========
  Van Eck Worldwide Emerging Markets Subaccount.....       2,868.25             147.32        3,015.57     $  737.56
                                                                                             =========     =========
  Van Eck Worldwide Real Estate Subaccount..........         128.67              78.49          207.16     $1,030.18
                                                                                             =========     =========
Alger American Fund:
  Alger American Small Capitalization Subaccount....       4,544.77             165.02        4,709.79     $  853.86
                                                                                             =========     =========
American Century Fund:
  American Century Subaccount.......................             --                 --              --            --
                                                                                             =========     =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                                OPTIONS
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      28,279.16           (4,566.15)       23,713.01      $5,398.65
                                                                                            =========      =========
  Money Market Subaccount........................       3,884.08           (1,243.83)        2,640.25      $1,983.74
                                                                                            =========      =========
  Bond Subaccount................................       2,395.43             (254.72)        2,140.71      $2,228.82
                                                                                            =========      =========
  Managed Subaccount.............................       6,945.83             (745.88)        6,199.95      $3,268.67
                                                                                            =========      =========
  Aggressive Growth Subaccount...................       4,083.26              446.09         4,529.35      $5,197.59
                                                                                            =========      =========
  International Subaccount.......................       6,755.01             (297.38)        6,457.63      $2,239.75
                                                                                            =========      =========
  All Pro Large Cap Growth Subaccount............       2,714.51              613.26         3,327.78      $1,178.36
                                                                                            =========      =========
  All Pro Large Cap Value Subaccount.............         906.48              186.07         1,092.55      $1,006.19
                                                                                            =========      =========
  All Pro Small Cap Growth Subaccount............       3,083.75            1,501.12         4,584.87      $1,462.14
                                                                                            =========      =========
  All Pro Small Cap Value Subaccount.............         781.84            1,538.18         2,320.02      $  902.54
                                                                                            =========      =========
  Equity 500 Index Subaccount**..................       6,961.60              202.69         7,164.29      $3,178.73
                                                                                            =========      =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................         595.11              (25.94)          569.17      $3,407.66
                                                                                            =========      =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................       8,737.36             (850.62)        7,886.74      $2,730.98
                                                                                            =========      =========
  Growth Subaccount..............................      14,985.59              705.73        15,691.32      $3,346.46
                                                                                            =========      =========
  High Income Subaccount.........................         999.24              814.63         1,813.87      $1,284.74
                                                                                            =========      =========
  Overseas Subaccount............................       4,340.12            1,095.54         5,435.66      $1,669.52
                                                                                            =========      =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       5,938.03             (554.19)        5,383.84      $1,963.06
                                                                                            =========      =========
  Investment Grade Bond Subaccount...............       1,451.96              (21.77)        1,430.19      $1,519.59
                                                                                            =========      =========
  Contrafund Subaccount..........................       5,125.08              940.04         6,065.12      $2,046.65
                                                                                            =========      =========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         569.17              (24.25)          544.92      $1,360.87
                                                                                            =========      =========
  Partners Subaccount............................       2,469.28              (71.87)        2,397.41      $2,033.70
                                                                                            =========      =========
  Growth Subaccount..............................             --                  --               --             --
                                                                                            =========      =========
  Balanced Subaccount............................             --                  --               --             --
                                                                                            =========      =========

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                                OPTIONS
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         875.65              (23.44)          852.21      $1,280.62
                                                                                            =========      =========
  Van Eck Worldwide Hard Assets Subaccount.......         533.81               46.50           580.31      $1,173.62
                                                                                            =========      =========
  Van Eck Worldwide Emerging Markets
    Subaccount...................................       3,914.53           (1,046.28)        2,868.25      $  755.69
                                                                                            =========      =========
  Van Eck Worldwide Real Estate Subaccount.......          73.79               54.88           128.67      $  983.91
                                                                                            =========      =========
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................       3,928.01              616.76         4,544.77      $1,218.68
                                                                                            =========      =========
American Century Fund:
  American Century Subaccount....................             --                  --               --             --
                                                                                            =========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                                OPTIONS
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      31,023.44           (2,744.28)       28,279.16      $4,950.09
                                                                                            =========      =========
  Money Market Subaccount........................       2,568.84            1,315.24         3,884.08      $1,880.19
                                                                                            =========      =========
  Bond Subaccount................................       2,523.05             (127.62)        2,395.43      $2,045.48
                                                                                            =========      =========
  Managed Subaccount.............................       7,184.38             (238.55)        6,945.83      $3,021.78
                                                                                            =========      =========
  Aggressive Growth Subaccount...................       4,551.72             (468.46)        4,083.26      $3,779.45
                                                                                            =========      =========
  International Subaccount.......................       7,345.79             (590.78)        6,755.01      $2,318.23
                                                                                            =========      =========
  All Pro Large Cap Growth Subaccount............       1,123.59            1,590.92         2,714.51      $1,462.61
                                                                                            =========      =========
  All Pro Large Cap Value Subaccount.............         988.06              (81.58)          906.48      $  994.70
                                                                                            =========      =========
  All Pro Small Cap Growth Subaccount............       1,663.37            1,420.38         3,083.75      $1,864.27
                                                                                            =========      =========
  All Pro Small Cap Value Subaccount.............         984.82             (202.98)          781.84      $  751.05
                                                                                            =========      =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................         587.22                7.89           595.11      $2,989.02
                                                                                            =========      =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................       8,903.50             (166.14)        8,737.36      $2,533.97
                                                                                            =========      =========
  Growth Subaccount..............................      14,157.30              828.29        14,985.59      $3,781.76
                                                                                            =========      =========
  High Income Subaccount.........................         938.49               60.75           999.24      $1,667.10
                                                                                            =========      =========
  Overseas Subaccount............................       4,349.49               (9.37)        4,340.12      $2,076.27
                                                                                            =========      =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       6,134.86             (196.83)        5,938.03      $2,055.58
                                                                                            =========      =========
  Index 500 Subaccount...........................       5,712.74            1,248.86         6,961.60      $3,522.24
                                                                                            =========      =========
  Investment Grade Bond Subaccount...............       1,122.78              329.18         1,451.96      $1,374.48
                                                                                            =========      =========
  Contrafund Subaccount..........................       3,724.83            1,400.25         5,125.08      $2,204.94
                                                                                            =========      =========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         473.79               95.38           569.17      $1,282.03
                                                                                            =========      =========
  Partners Subaccount............................             --            2,469.28         2,469.28      $2,031.62
                                                                                            =========      =========
  Growth Subaccount..............................       2,727.26           (2,727.26)              --             --
                                                                                            =========      =========
  Balanced Subaccount............................         703.17             (703.17)              --             --
                                                                                            =========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                                OPTIONS
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         867.57                8.08           875.65      $1,264.55
                                                                                            =========      =========
  Van Eck Worldwide Hard Assets Subaccount.......         493.07               40.74           533.81      $1,059.73
                                                                                            =========      =========
  Van Eck Worldwide Emerging Markets
    Subaccount...................................       1,744.09            2,170.44         3,914.53      $1,307.70
                                                                                            =========      =========
  Van Eck Worldwide Real Estate Subaccount.......          20.90               52.89            73.79      $  833.77
                                                                                            =========      =========
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................       4,338.04             (410.03)        3,928.01      $1,683.97
                                                                                            =========      =========
American Century Fund:
  American Century Subaccount....................       5,826.51           (5,826.51)              --             --
                                                                                            =========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED




---------------------------------------------------------------------------------------------------------------------
                                                                          SURVIVOR OPTIONSPLUS
                                                                                  2001
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**..............       1,432.35              108.82         1,541.17      $4,675.16
                                                                                            =========      =========
  Money Market Subaccount........................       3,153.82              422.30         3,576.12      $2,044.02
                                                                                            =========      =========
  Bond Subaccount................................         802.22              109.86           912.08      $2,379.86
                                                                                            =========      =========
  Balanced Subaccount**..........................       1,034.99               (9.82)        1,025.17      $3,020.62
                                                                                            =========      =========
  Mid Cap Growth Subaccount**....................       1,267.52               98.96         1,366.48      $4,965.48
                                                                                            =========      =========
  International Subaccount.......................       2,149.04              135.88         2,284.92      $1,956.30
                                                                                            =========      =========
  All Pro Large Cap Growth Subaccount............       2,359.57              174.91         2,534.48      $  917.10
                                                                                            =========      =========
  All Pro Large Cap Value Subaccount.............         981.79              478.28         1,460.07      $  992.69
                                                                                            =========      =========
  All Pro Small Cap Growth Subaccount............       2,473.54             (151.61)        2,321.93      $1,221.90
                                                                                            =========      =========
  All Pro Small Cap Value Subaccount.............       1,280.08            1,200.36         2,480.44      $1,011.82
                                                                                            =========      =========
  Equity 500 Index Subaccount....................      11,058.22              494.01        11,552.23      $2,772.54
                                                                                            =========      =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
    2006 Series..................................         971.25              (52.89)          918.36      $3,674.63
                                                                                            =========      =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................       8,068.86              751.00         8,819.86      $2,580.06
                                                                                            =========      =========
  Growth Subaccount..............................       9,792.31              466.13        10,258.44      $2,739.28
                                                                                            =========      =========
  High Income Subaccount.........................       2,115.77               87.50         2,203.27      $1,127.22
                                                                                            =========      =========
  Overseas Subaccount............................       4,969.22              185.51         5,154.73      $1,308.23
                                                                                            =========      =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       4,423.18             (234.93)        4,188.25      $1,871.48
                                                                                            =========      =========
  Investment Grade Bond Subaccount...............       2,620.48              797.39         3,417.87      $1,638.32
                                                                                            =========      =========
  Contrafund Subaccount..........................       4,683.98              457.60         5,141.58      $2,322.89
                                                                                            =========      =========


---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                          SURVIVOR OPTIONSPLUS
                                                                                  2001
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............       1,253.10              112.89         1,365.99      $1,471.49
                                                                                            =========      =========
  Partners Subaccount............................       3,999.62              283.94         4,283.56      $  962.23
                                                                                            =========      =========
  Growth Subaccount..............................             --                  --               --             --
                                                                                            =========      =========
  Balanced Subaccount............................             --                  --               --             --
                                                                                            =========      =========
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         620.66               53.26           673.92      $1,207.87
                                                                                            =========      =========
  Van Eck Worldwide Hard Assets Subaccount.......         555.70             (155.11)          400.59      $1,044.63
                                                                                            =========      =========
  Van Eck Worldwide Emerging Markets Subaccount..       2,082.75              (44.61)        2,038.14      $  737.56
                                                                                            =========      =========
  Van Eck Worldwide Real Estate Subaccount.......         282.26               66.64           348.90      $1,030.18
                                                                                            =========      =========
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................       3,704.10              358.25         4,062.35      $  853.86
                                                                                            =========      =========
American Century Fund:
  American Century Subaccount....................             --                  --               --             --
                                                                                            =========      =========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................       1,243.38               80.61         1,323.99      $  576.65
                                                                                            =========      =========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................         417.98              391.37           809.35      $  948.03
                                                                                            =========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



------------------------------------------------------------------------------------------------------------------------
                                                                              SURVIVOR OPTIONSPLUS
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................       1,415.91             16.44         1,432.35     $5,398.65
                                                                                                =========     =========
  Money Market Subaccount..............................       4,075.27           (921.45)        3,153.82     $1,983.74
                                                                                                =========     =========
  Bond Subaccount......................................         801.67              0.55           802.22     $2,228.82
                                                                                                =========     =========
  Managed Subaccount...................................       1,108.83            (73.84)        1,034.99     $3,268.67
                                                                                                =========     =========
  Aggressive Growth Subaccount.........................         865.93            401.59         1,267.52     $5,197.60
                                                                                                =========     =========
  International Subaccount.............................       2,109.23             39.81         2,149.04     $2,239.75
                                                                                                =========     =========
  All Pro Large Cap Growth Subaccount..................       1,993.92            365.65         2,359.57     $1,178.36
                                                                                                =========     =========
  All Pro Large Cap Value Subaccount...................         833.12            148.67           981.79     $1,006.19
                                                                                                =========     =========
  All Pro Small Cap Growth Subaccount..................       1,626.42            847.12         2,473.54     $1,462.14
                                                                                                =========     =========
  All Pro Small Cap Value Subaccount...................         816.45            463.63         1,280.08     $  902.54
                                                                                                =========     =========
  Equity 500 Index Subaccount**........................      10,310.24            747.98        11,058.22     $3,178.73
                                                                                                =========     =========
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................         882.18             89.07           971.25     $3,407.66
                                                                                                =========     =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................       8,131.92            (63.06)        8,068.86     $2,730.98
                                                                                                =========     =========
  Growth Subaccount....................................       8,639.30          1,153.01         9,792.31     $3,346.46
                                                                                                =========     =========
  High Income Subaccount...............................       2,199.72            (83.95)        2,115.77     $1,284.74
                                                                                                =========     =========
  Overseas Subaccount..................................       4,221.79            747.43         4,969.22     $1,669.52
                                                                                                =========     =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................       4,219.98            203.20         4,423.18     $1,963.06
                                                                                                =========     =========
  Investment Grade Bond Subaccount.....................       2,414.31            206.17         2,620.48     $1,519.59
                                                                                                =========     =========
  Contrafund Subaccount................................       4,065.50            618.48         4,683.98     $2,662.98
                                                                                                =========     =========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       1,309.84            (56.74)        1,253.10     $1,360.87
                                                                                                =========     =========
  Partners Subaccount..................................       4,135.57           (135.95)        3,999.62     $  996.21
                                                                                                =========     =========
  Growth Subaccount....................................             --                --               --            --
                                                                                                =========     =========
  Balanced Subaccount..................................             --                --               --            --
                                                                                                =========     =========

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



------------------------------------------------------------------------------------------------------------------------
                                                                              SURVIVOR OPTIONSPLUS
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................         624.24             (3.58)          620.66     $1,280.62
                                                                                                =========     =========
  Van Eck Worldwide Hard Assets Subaccount.............         384.34            171.36           555.70     $1,173.62
                                                                                                =========     =========
  Van Eck Worldwide Emerging Markets Subaccount........       1,967.15            115.60         2,082.75     $  755.69
                                                                                                =========     =========
  Van Eck Worldwide Real Estate Subaccount.............         159.44            122.82           282.26     $  983.91
                                                                                                =========     =========
Alger American Fund:
  Alger American Small Capitalization Subaccount.......       3,193.63            510.47         3,704.10     $1,218.68
                                                                                                =========     =========
American Century Fund:
  American Century Subaccount..........................             --                --               --            --
                                                                                                =========     =========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --          1,243.38         1,243.38     $  837.99
                                                                                                =========     =========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --            417.98           417.98     $  993.98
                                                                                                =========     =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                              SURVIVOR OPTIONSPLUS
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................      1,243.68              172.23        1,415.91     $4,950.09
                                                                                                =========     =========
  Money Market Subaccount..............................      3,221.59              853.68        4,075.27     $1,880.19
                                                                                                =========     =========
  Bond Subaccount......................................        670.18              131.49          801.67     $2,045.48
                                                                                                =========     =========
  Managed Subaccount...................................        793.19              315.64        1,108.83     $3,021.78
                                                                                                =========     =========
  Aggressive Growth Subaccount.........................        848.53               17.40          865.93     $3,779.45
                                                                                                =========     =========
  International Subaccount.............................      2,079.71               29.52        2,109.23     $2,318.23
                                                                                                =========     =========
  All Pro Large Cap Growth Subaccount..................        326.44            1,667.48        1,993.92     $1,462.61
                                                                                                =========     =========
  All Pro Large Cap Value Subaccount...................        334.23              498.89          833.12     $  994.70
                                                                                                =========     =========
  All Pro Small Cap Growth Subaccount..................        580.17            1,046.25        1,626.42     $1,864.27
                                                                                                =========     =========
  All Pro Small Cap Value Subaccount...................        653.02              163.43          816.45     $  751.05
                                                                                                =========     =========
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................        651.22              230.96          882.18     $2,989.02
                                                                                                =========     =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      7,372.88              759.04        8,131.92     $2,533.97
                                                                                                =========     =========
  Growth Subaccount....................................      7,004.22            1,635.08        8,639.30     $3,781.76
                                                                                                =========     =========
  High Income Subaccount...............................      2,110.80               88.92        2,199.72     $1,667.10
                                                                                                =========     =========
  Overseas Subaccount..................................      3,512.65              709.14        4,221.79     $2,076.27
                                                                                                =========     =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................      3,631.54              588.44        4,219.98     $2,055.58
                                                                                                =========     =========
  Index 500 Subaccount.................................      7,826.75            2,483.49       10,310.24     $3,522.24
                                                                                                =========     =========
  Investment Grade Bond Subaccount.....................      1,576.62              837.69        2,414.31     $1,374.48
                                                                                                =========     =========
  Contrafund Subaccount................................      2,745.40            1,320.10        4,065.50     $2,868.93
                                                                                                =========     =========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................        994.75              315.09        1,309.84     $1,282.03
                                                                                                =========     =========
  Partners Subaccount..................................        604.38            3,531.19        4,135.57     $  995.19
                                                                                                =========     =========
  Growth Subaccount....................................      1,661.54           (1,661.54)             --            --
                                                                                                =========     =========
  Balanced Subaccount..................................        606.44             (606.44)             --            --
                                                                                                =========     =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                              SURVIVOR OPTIONSPLUS
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................        561.57               62.67          624.24     $1,264.56
                                                                                                =========     =========
  Van Eck Worldwide Hard Assets Subaccount.............        302.19               82.15          384.34     $1,059.73
                                                                                                =========     =========
  Van Eck Worldwide Emerging Markets Subaccount........        932.31            1,034.84        1,967.15     $1,307.71
                                                                                                =========     =========
  Van Eck Worldwide Real Estate Subaccount.............         86.36               73.08          159.44     $  833.77
                                                                                                =========     =========
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      2,917.29              276.34        3,193.63     $1,683.97
                                                                                                =========     =========
American Century Fund:
  American Century Subaccount..........................        875.46             (875.46)             --            --
                                                                                                =========     =========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................            --                  --              --            --
                                                                                                =========     =========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................            --                  --              --            --
                                                                                                =========     =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      2001
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**....................       9,740.53           1,757.78       11,498.31      $255.31
                                                                                                =========      =======
  Money Market Subaccount..............................      12,671.64           2,218.83       14,890.47      $149.61
                                                                                                =========      =======
  Bond Subaccount......................................       3,351.70           4,704.39        8,056.09      $188.78
                                                                                                =========      =======
  Balanced Subaccount**................................       2,377.35            (243.08)       2,134.27      $231.38
                                                                                                =========      =======
  Mid Cap Growth Subaccount**..........................       5,463.61           1,455.78        6,919.39      $332.37
                                                                                                =========      =======
  International Subaccount.............................      12,747.52          (1,364.72)      11,382.80      $192.67
                                                                                                =========      =======
  All Pro Large Cap Growth Subaccount..................      13,853.52          (6,810.03)       7,043.49      $ 91.21
                                                                                                =========      =======
  All Pro Large Cap Value Subaccount...................      17,673.00         (12,008.38)       5,664.62      $ 98.72
                                                                                                =========      =======
  All Pro Small Cap Growth Subaccount..................      20,104.40          (9,397.04)      10,707.36      $121.52
                                                                                                =========      =======
  All Pro Small Cap Value Subaccount...................       7,048.78             296.63        7,345.41      $100.63
                                                                                                =========      =======
  Equity 500 Index Subaccount..........................      29,175.26           4,310.04       33,485.30      $273.78
                                                                                                =========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................       1,634.33             (22.35)       1,611.98      $257.52
                                                                                                =========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      28,804.48           1,630.99       30,435.47      $254.77
                                                                                                =========      =======
  Growth Subaccount....................................      42,595.29          (4,088.44)      38,506.85      $270.49
                                                                                                =========      =======
  High Income Subaccount...............................      13,358.08          (8,426.14)       4,931.94      $107.98
                                                                                                =========      =======
  Overseas Subaccount..................................      21,665.93           1,294.76       22,960.69      $129.33
                                                                                                =========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................      13,326.79             652.23       13,979.02      $184.80
                                                                                                =========      =======
  Investment Grade Bond Subaccount.....................      17,121.61            (287.73)      16,833.88      $161.96
                                                                                                =========      =======
  Contrafund Subaccount................................      16,080.08           4,815.60       20,895.68      $177.02
                                                                                                =========      =======

---------------

** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity, Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      2001
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       3,402.27            (404.62)       2,997.65      $145.47
                                                                                                =========      =======
  Partners Subaccount..................................      16,723.08          (2,778.26)      13,944.82      $ 95.70
                                                                                                =========      =======
  Growth Subaccount....................................             --                 --              --           --
                                                                                                =========      =======
  Balanced Subaccount..................................             --                 --              --           --
                                                                                                =========      =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       2,260.34          (1,950.94)         309.40      $119.41
                                                                                                =========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         827.23              22.36          849.59      $103.27
                                                                                                =========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       3,352.91            (441.86)       2,911.05      $ 73.13
                                                                                                =========      =======
  Van Eck Worldwide Real Estate Subaccount.............         303.48              55.51          358.99      $102.45
                                                                                                =========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......       6,736.77            (851.73)       5,885.04      $ 84.66
                                                                                                =========      =======
American Century Fund:
  American Century Subaccount..........................             --                 --              --           --
                                                                                                =========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................       1,868.86           2,191.70        4,060.56      $ 57.52
                                                                                                =========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................       1,353.38           4,604.67        5,958.05      $ 94.56
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................      13,830.74          (4,090.21)       9,740.53      $295.27
                                                                                                =========      =======
  Money Market Subaccount..............................      10,269.30           2,402.34       12,671.64      $145.42
                                                                                                =========      =======
  Bond Subaccount......................................       3,659.95            (308.25)       3,351.70      $177.07
                                                                                                =========      =======
  Managed Subaccount...................................       2,457.99             (80.64)       2,377.35      $250.75
                                                                                                =========      =======
  Aggressive Growth Subaccount.........................       4,598.40             865.21        5,463.61      $348.44
                                                                                                =========      =======
  International Subaccount.............................      14,770.03          (2,022.51)      12,747.52      $220.92
                                                                                                =========      =======
  All Pro Large Cap Growth Subaccount..................      14,365.14            (511.62)      13,853.52      $117.37
                                                                                                =========      =======
  All Pro Large Cap Value Subaccount...................      17,840.02            (167.02)      17,673.00      $100.22
                                                                                                =========      =======
  All Pro Small Cap Growth Subaccount..................      13,328.46           6,775.94       20,104.40      $145.63
                                                                                                =========      =======
  All Pro Small Cap Value Subaccount...................       1,545.62           5,503.16        7,048.78      $ 89.89
                                                                                                =========      =======
  Equity 500 Index Subaccount**........................      30,627.01          (1,451.75)      29,175.26      $314.36
                                                                                                =========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................       1,931.47            (297.14)       1,634.33      $239.17
                                                                                                =========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      33,066.69          (4,262.21)      28,804.48      $270.08
                                                                                                =========      =======
  Growth Subaccount....................................      44,840.76          (2,245.47)      42,595.29      $330.94
                                                                                                =========      =======
  High Income Subaccount...............................      13,045.18             312.90       13,358.08      $123.26
                                                                                                =========      =======
  Overseas Subaccount..................................      17,590.16           4,075.77       21,665.93      $165.29
                                                                                                =========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................      14,896.21          (1,569.42)      13,326.79      $194.13
                                                                                                =========      =======
  Investment Grade Bond Subaccount.....................      16,568.76             552.85       17,121.61      $150.45
                                                                                                =========      =======
  Contrafund Subaccount................................      19,070.39          (2,990.31)      16,080.08      $203.24
                                                                                                =========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       5,060.48          (1,658.21)       3,402.27      $134.73
                                                                                                =========      =======
  Partners Subaccount..................................      17,098.37            (375.29)      16,723.08      $ 99.22
                                                                                                =========      =======
  Growth Subaccount....................................             --                 --              --           --
                                                                                                =========      =======
  Balanced Subaccount..................................             --                 --              --           --
                                                                                                =========      =======

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       2,954.95            (694.61)       2,260.34      $126.79
                                                                                                =========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         791.63              35.61          827.23      $116.20
                                                                                                =========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       1,762.38           1,590.53        3,352.91      $ 75.04
                                                                                                =========      =======
  Van Eck Worldwide Real Estate Subaccount.............          85.20             218.28          303.48      $ 98.00
                                                                                                =========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......       7,695.38            (958.61)       6,736.77      $121.02
                                                                                                =========      =======
American Century Fund:
  American Century Subaccount..........................             --                 --              --           --
                                                                                                =========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --           1,868.86        1,868.86      $ 83.71
                                                                                                =========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --           1,353.38        1,353.38      $ 99.30
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................      17,520.10          (3,689.36)      13,830.74      $271.14
                                                                                                =========      =======
  Money Market Subaccount..............................      12,961.25          (2,691.95)      10,269.30      $138.03
                                                                                                =========      =======
  Bond Subaccount......................................       5,450.26          (1,790.31)       3,659.95      $162.75
                                                                                                =========      =======
  Managed Subaccount...................................       2,385.84              72.15        2,457.99      $232.16
                                                                                                =========      =======
  Aggressive Growth Subaccount.........................       5,561.10            (962.70)       4,598.40      $253.74
                                                                                                =========      =======
  International Subaccount.............................      18,913.21          (4,143.18)      14,770.03      $229.00
                                                                                                =========      =======
  All Pro Large Cap Growth Subaccount..................       5,196.16           9,168.98       14,365.14      $145.90
                                                                                                =========      =======
  All Pro Large Cap Value Subaccount...................       4,523.39          13,316.63       17,840.02      $ 99.22
                                                                                                =========      =======
  All Pro Small Cap Growth Subaccount..................       6,166.56           7,161.90       13,328.46      $185.96
                                                                                                =========      =======
  All Pro Small Cap Value Subaccount...................       3,661.92          (2,116.30)       1,545.62      $ 74.92
                                                                                                =========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................       1,691.56             239.91        1,931.47      $210.10
                                                                                                =========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      37,972.58          (4,905.89)      33,066.69      $250.97
                                                                                                =========      =======
  Growth Subaccount....................................      40,316.48           4,524.28       44,840.76      $374.55
                                                                                                =========      =======
  High Income Subaccount...............................      13,834.14            (788.96)      13,045.18      $160.18
                                                                                                =========      =======
  Overseas Subaccount..................................      13,816.91           3,773.25       17,590.16      $205.87
                                                                                                =========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................      18,688.09          (3,791.88)      14,896.21      $203.59
                                                                                                =========      =======
  Index 500 Subaccount.................................      26,957.17           3,669.84       30,627.01      $348.85
                                                                                                =========      =======
  Investment Grade Bond Subaccount.....................       9,317.76           7,251.00       16,568.76      $136.28
                                                                                                =========      =======
  Contrafund Subaccount................................      17,034.10           2,036.29       19,070.39      $219.28
                                                                                                =========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       4,368.84             691.64        5,060.48      $127.12
                                                                                                =========      =======
  Partners Subaccount..................................       1,272.82          15,825.55       17,098.37      $ 99.27
                                                                                                =========      =======
  Growth Subaccount....................................       7,825.00          (7,825.00)             --           --
                                                                                                =========      =======
  Balanced Subaccount..................................         633.28            (633.28)             --           --
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       2,516.51             438.44        2,954.95      $125.38
                                                                                                =========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         729.11              62.52          791.63      $105.08
                                                                                                =========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       2,001.62            (239.24)       1,762.38      $130.05
                                                                                                =========      =======
  Van Eck Worldwide Real Estate Subaccount.............       1,400.95          (1,315.75)          85.20      $ 83.17
                                                                                                =========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      13,465.69          (5,770.31)       7,695.38      $167.47
                                                                                                =========      =======
American Century Fund:
  American Century Subaccount..........................       2,270.60          (2,270.60)             --           --
                                                                                                =========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                                =========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      2001
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**....................     189,317.26          (4,469.05)     184,848.21      $255.57
                                                                                               ==========      =======
  Money Market Subaccount..............................     117,678.43            (745.44)     116,932.99      $149.76
                                                                                               ==========      =======
  Bond Subaccount......................................      38,638.61           4,947.89       43,586.50      $188.97
                                                                                               ==========      =======
  Balanced Subaccount**................................      66,160.05            (106.76)      66,053.29      $231.61
                                                                                               ==========      =======
  Mid Cap Growth Subaccount**..........................      93,593.63             242.72       93,836.35      $332.71
                                                                                               ==========      =======
  International Subaccount.............................     129,450.30           4,536.66      133,986.96      $192.86
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................     116,680.08          12,024.37      128,704.45      $ 91.30
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................      53,379.92          12,130.08       65,510.00      $ 98.82
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................     111,681.17          (7,385.60)     104,295.57      $121.64
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................      47,694.62          33,791.50       81,486.12      $100.73
                                                                                               ==========      =======
  Equity 500 Index Subaccount..........................     348,031.02          13,277.52      361,308.54      $274.05
                                                                                               ==========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................      30,545.34           1,355.87       31,901.21      $257.77
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................     294,047.52           1,556.10      295,603.62      $255.02
                                                                                               ==========      =======
  Growth Subaccount....................................     437,201.67          (4,588.92)     432,612.75      $270.76
                                                                                               ==========      =======
  High Income Subaccount...............................      81,706.67           4,674.41       86,381.08      $108.09
                                                                                               ==========      =======
  Overseas Subaccount..................................     185,815.16          (1,374.81)     184,440.35      $129.46
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................     149,846.40          (5,691.33)     144,155.07      $184.98
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................      80,457.23          15,487.41       95,944.64      $162.12
                                                                                               ==========      =======
  Contrafund Subaccount................................     262,994.75           9,913.68      272,908.43      $177.19
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................      34,477.96          14,475.17       48,953.13      $145.61
                                                                                               ==========      =======
  Partners Subaccount..................................     171,145.72           3,584.90      174,730.62      $ 95.79
                                                                                               ==========      =======
  Growth Subaccount....................................             --                 --              --           --
                                                                                               ==========      =======
  Balanced Subaccount..................................             --                 --              --           --
                                                                                               ==========      =======

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      2001
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide InsuranceTrust:
  Van Eck Worldwide Bond Subaccount....................      25,293.65          (1,228.68)      24,064.97      $119.53
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............      17,484.28            (767.72)      16,716.56      $103.37
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........     102,680.47          (6,711.70)      95,968.77      $ 73.20
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............       6,005.67           2,300.82        8,306.49      $102.56
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......     186,931.20          17,042.10      203,973.30      $ 84.75
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................             --                 --              --           --
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................      37,395.36           5,808.65       43,204.01      $ 57.58
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................       8,039.49          16,154.26       24,193.75      $ 94.66
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................     218,352.85         (29,035.59)     189,317.26      $295.27
                                                                                               ==========      =======
  Money Market Subaccount..............................     152,695.33         (35,016.90)     117,678.43      $145.42
                                                                                               ==========      =======
  Bond Subaccount......................................      41,050.46          (2,411.85)      38,638.61      $177.07
                                                                                               ==========      =======
  Managed Subaccount...................................      75,970.83          (9,810.78)      66,160.05      $250.75
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................      85,971.07           7,622.56       93,593.63      $348.44
                                                                                               ==========      =======
  International Subaccount.............................     131,411.17          (1,960.87)     129,450.30      $220.92
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................      93,285.61          23,394.47      116,680.08      $117.37
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................      49,947.84           3,432.08       53,379.92      $100.22
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................      64,188.90          47,492.27      111,681.17      $145.63
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................      36,482.53          11,212.09       47,694.62      $ 89.89
                                                                                               ==========      =======
  Equity 500 Index Subaccount**........................     350,611.51          (2,580.49)     348,031.02      $314.36
                                                                                               ==========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................      37,954.99          (7,409.65)      30,545.34      $239.17
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................     326,492.92         (32,445.40)     294,047.52      $270.08
                                                                                               ==========      =======
  Growth Subaccount....................................     411,934.32          25,267.35      437,201.67      $330.94
                                                                                               ==========      =======
  High Income Subaccount...............................      72,246.29           9,460.38       81,706.67      $123.26
                                                                                               ==========      =======
  Overseas Subaccount..................................     160,920.68          24,894.48      185,815.16      $165.29
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................     159,190.41          (9,344.01)     149,846.40      $194.13
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................      76,851.07           3,606.16       80,457.23      $150.45
                                                                                               ==========      =======
  Contrafund Subaccount................................     238,763.30          24,231.45      262,994.75      $203.24
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................      42,502.35          (8,024.39)      34,477.96      $134.73
                                                                                               ==========      =======
  Partners Subaccount..................................     186,994.96         (15,849.24)     171,145.72      $ 99.22
                                                                                               ==========      =======
  Growth Subaccount....................................             --                 --              --           --
                                                                                               ==========      =======
  Balanced Subaccount..................................             --                 --              --           --
                                                                                               ==========      =======

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................      27,532.79          (2,239.14)      25,293.65      $126.79
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............      15,190.21           2,294.07       17,484.28      $116.20
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........      81,370.63          21,309.84      102,680.47      $ 75.04
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............       5,146.37             859.30        6,005.67      $ 98.00
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......     161,504.32          25,426.88      186,931.20      $121.02
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................             --                 --              --           --
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --          37,395.36       37,395.36      $ 83.71
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --           8,039.49        8,039.49      $ 99.30
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................     231,267.13         (12,914.28)     218,352.85      $271.14
                                                                                               ==========      =======
  Money Market Subaccount..............................     152,112.32             583.01      152,695.33      $138.03
                                                                                               ==========      =======
  Bond Subaccount......................................      39,260.90           1,789.56       41,050.46      $162.75
                                                                                               ==========      =======
  Managed Subaccount...................................      60,543.69          15,427.14       75,970.83      $232.16
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................      90,420.11          (4,449.04)      85,971.07      $253.74
                                                                                               ==========      =======
  International Subaccount.............................     131,796.54            (385.37)     131,411.17      $229.00
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................      16,189.15          77,096.46       93,285.61      $145.90
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................      17,427.33          32,520.51       49,947.84      $ 99.22
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................      17,917.47          46,271.43       64,188.90      $185.96
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................      17,992.03          18,490.50       36,482.53      $ 74.92
                                                                                               ==========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................      36,079.17           1,875.82       37,954.99      $210.10
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................     306,795.11          19,697.81      326,492.92      $250.97
                                                                                               ==========      =======
  Growth Subaccount....................................     360,517.62          51,416.70      411,934.32      $374.55
                                                                                               ==========      =======
  High Income Subaccount...............................      80,959.89          (8,713.60)      72,246.29      $160.18
                                                                                               ==========      =======
  Overseas Subaccount..................................     145,102.04          15,818.64      160,920.68      $205.87
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................     154,209.84           4,980.57      159,190.41      $203.59
                                                                                               ==========      =======
  Index 500 Subaccount.................................     284,790.98          65,820.53      350,611.51      $348.85
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................      64,215.82          12,635.25       76,851.07      $136.28
                                                                                               ==========      =======
  Contrafund Subaccount................................     169,226.93          69,536.37      238,763.30      $219.28
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................      32,752.84           9,749.51       42,502.35      $127.12
                                                                                               ==========      =======
  Partners Subaccount..................................      10,905.60         176,089.36      186,994.96      $ 99.27
                                                                                               ==========      =======
  Growth Subaccount....................................      91,792.01         (91,792.01)             --           --
                                                                                               ==========      =======
  Balanced Subaccount..................................      29,132.79         (29,132.79)             --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................      24,541.59           2,991.20       27,532.79      $125.38
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............      14,577.19             613.02       15,190.21      $105.08
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........      65,510.97          15,859.66       81,370.63      $130.05
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............       2,410.29           2,736.08        5,146.37      $ 83.17
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......     159,654.74           1,849.58      161,504.32      $167.47
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................      40,216.00         (40,216.00)             --           --
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                            OPTIONS PREMIER
                                                                                  2001
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**..............       9,510.49            5,251.63        14,762.12       $255.31
                                                                                           ==========       =======
  Money Market Subaccount........................      51,935.48           50,026.05       101,961.53       $149.61
                                                                                           ==========       =======
  Bond Subaccount................................       4,041.95            5,015.14         9,057.09       $188.78
                                                                                           ==========       =======
  Balanced Subaccount**..........................       1,988.00            3,565.80         5,553.80       $231.38
                                                                                           ==========       =======
  Mid Cap Growth Subaccount**....................       6,583.13            8,332.32        14,915.45       $332.37
                                                                                           ==========       =======
  International Subaccount.......................       5,577.86            6,211.63        11,789.49       $192.67
                                                                                           ==========       =======
  All Pro Large Cap Growth Subaccount............      26,333.33           28,200.93        54,534.26       $ 91.21
                                                                                           ==========       =======
  All Pro Large Cap Value Subaccount.............      15,692.07           21,866.59        37,558.66       $ 98.72
                                                                                           ==========       =======
  All Pro Small Cap Growth Subaccount............      29,123.65           22,446.51        51,570.16       $121.52
                                                                                           ==========       =======
  All Pro Small Cap Value Subaccount.............      15,711.66           21,759.86        37,471.52       $100.63
                                                                                           ==========       =======
  Equity 500 Index Subaccount....................      53,646.93           41,455.67        95,102.60       $273.78
                                                                                           ==========       =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................      21,340.47           18,514.08        39,854.55       $254.77
                                                                                           ==========       =======
  Growth Subaccount..............................      57,784.44           41,831.37        99,615.81       $270.49
                                                                                           ==========       =======
  High Income Subaccount.........................       6,816.57            6,311.75        13,128.32       $107.98
                                                                                           ==========       =======
  Overseas Subaccount............................      23,406.40           20,444.17        43,850.57       $129.33
                                                                                           ==========       =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       9,971.73            8,517.82        18,489.55       $184.80
                                                                                           ==========       =======
  Investment Grade Bond Subaccount...............      13,109.24           20,880.69        33,989.93       $161.96
                                                                                           ==========       =======
  Contrafund Subaccount..........................      51,296.44           27,478.26        78,774.70       $177.02
                                                                                           ==========       =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............       6,288.36            6,690.10        12,978.46       $145.47
                                                                                           ==========       =======
  Partners Subaccount............................       8,677.69            8,790.81        17,468.50       $ 95.70
                                                                                           ==========       =======
Van Eck Worldwide InsuranceTrust:
  Van Eck Worldwide Bond Subaccount..............       1,369.30            1,143.78         2,513.08       $119.41
                                                                                           ==========       =======
  Van Eck Worldwide Hard Assets Subaccount.......       1,448.47            1,855.10         3,303.57       $103.27
                                                                                           ==========       =======
  Van Eck Worldwide Emerging Markets Subaccount..      15,099.22            9,077.37        24,176.59       $ 73.13
                                                                                           ==========       =======
  Van Eck Worldwide Real Estate Subaccount.......       2,133.88            3,184.06         5,317.94       $102.45
                                                                                           ==========       =======

---------------

** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity, Balanced and Mid Cap Growth Subaccounts
   were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                            OPTIONS PREMIER
                                                                                  2001
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................      23,197.22           19,549.83        42,747.05       $ 84.66
                                                                                           ==========       =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................      16,375.53           39,891.37        56,266.90       $ 57.52
                                                                                           ==========       =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................       2,877.44           11,699.36        14,576.80       $ 94.56
                                                                                           ==========       =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                            OPTIONS PREMIER
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................       5,581.86            3,928.63         9,510.49       $295.27
                                                                                            =========       =======
  Money Market Subaccount........................      31,379.27           20,556.21        51,935.48       $145.42
                                                                                            =========       =======
  Bond Subaccount................................       1,181.96            2,859.99         4,041.95       $177.07
                                                                                            =========       =======
  Managed Subaccount.............................         822.20            1,165.80         1,988.00       $250.75
                                                                                            =========       =======
  Aggressive Growth Subaccount...................       1,097.05            5,486.08         6,583.13       $348.44
                                                                                            =========       =======
  International Subaccount.......................       1,622.01            3,955.85         5,577.86       $220.92
                                                                                            =========       =======
  All Pro Large Cap Growth Subaccount............       5,710.61           20,622.72        26,333.33       $117.37
                                                                                            =========       =======
  All Pro Large Cap Value Subaccount.............       3,980.13           11,711.94        15,692.07       $100.22
                                                                                            =========       =======
  All Pro Small Cap Growth Subaccount............       4,495.14           24,628.51        29,123.65       $145.63
                                                                                            =========       =======
  All Pro Small Cap Value Subaccount.............       3,405.52           12,306.14        15,711.66       $ 89.89
                                                                                            =========       =======
  Equity 500 Index Subaccount**..................      19,590.51           34,056.42        53,646.93       $314.36
                                                                                            =========       =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................       8,193.71           13,146.76        21,340.47       $270.08
                                                                                            =========       =======
  Growth Subaccount..............................      13,506.91           44,277.53        57,784.44       $330.94
                                                                                            =========       =======
  High Income Subaccount.........................       1,251.22            5,565.35         6,816.57       $123.26
                                                                                            =========       =======
  Overseas Subaccount............................       3,940.38           19,466.02        23,406.40       $165.29
                                                                                            =========       =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       2,716.81            7,254.92         9,971.73       $194.13
                                                                                            =========       =======
  Investment Grade Bond Subaccount...............       5,053.99            8,055.25        13,109.24       $150.45
                                                                                            =========       =======
  Contrafund Subaccount..........................      16,401.77           34,894.67        51,296.44       $203.24
                                                                                            =========       =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............       2,316.02            3,972.34         6,288.36       $134.73
                                                                                            =========       =======
  Partners Subaccount............................       2,095.30            6,582.39         8,677.69       $ 99.22
                                                                                            =========       =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         795.29              574.01         1,369.30       $126.79
                                                                                            =========       =======
  Van Eck Worldwide Hard Assets Subaccount.......         499.45              949.02         1,448.47       $116.20
                                                                                            =========       =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................       3,572.75           11,526.47        15,099.22       $ 75.04
                                                                                            =========       =======
  Van Eck Worldwide Real Estate Subaccount.......         583.84            1,550.04         2,133.88       $ 98.00
                                                                                            =========       =======

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                            OPTIONS PREMIER
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................       4,910.19           18,287.03        23,197.22       $121.02
                                                                                            =========       =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................             --           16,375.53        16,375.53       $ 83.71
                                                                                            =========       =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................             --            2,877.44         2,877.44       $ 99.30
                                                                                            =========       =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                            OPTIONS PREMIER
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................         --                5,581.86         5,581.86       $271.14
                                                                                            =========       =======
  Money Market Subaccount........................         --               31,379.27        31,379.27       $138.03
                                                                                            =========       =======
  Bond Subaccount................................         --                1,181.96         1,181.96       $162.75
                                                                                            =========       =======
  Managed Subaccount.............................         --                  822.20           822.20       $232.16
                                                                                            =========       =======
  Aggressive Growth Subaccount...................         --                1,097.05         1,097.05       $253.74
                                                                                            =========       =======
  International Subaccount.......................         --                1,622.01         1,622.01       $229.00
                                                                                            =========       =======
  All Pro Large Cap Growth Subaccount............         --                5,710.61         5,710.61       $145.90
                                                                                            =========       =======
  All Pro Large Cap Value Subaccount.............         --                3,980.13         3,980.13       $ 99.22
                                                                                            =========       =======
  All Pro Small Cap Growth Subaccount............         --                4,495.14         4,495.14       $185.96
                                                                                            =========       =======
  All Pro Small Cap Value Subaccount.............         --                3,405.52         3,405.52       $ 74.92
                                                                                            =========       =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................         --                8,193.71         8,193.71       $250.97
                                                                                            =========       =======
  Growth Subaccount..............................         --               13,506.91        13,506.91       $374.55
                                                                                            =========       =======
  High Income Subaccount.........................         --                1,251.22         1,251.22       $160.18
                                                                                            =========       =======
  Overseas Subaccount............................         --                3,940.38         3,940.38       $205.87
                                                                                            =========       =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................         --                2,716.81         2,716.81       $203.59
                                                                                            =========       =======
  Index 500 Subaccount...........................         --               19,590.51        19,590.51       $348.85
                                                                                            =========       =======
  Investment Grade Bond Subaccount...............         --                5,053.99         5,053.99       $136.28
                                                                                            =========       =======
  Contrafund Subaccount..........................         --               16,401.77        16,401.77       $219.28
                                                                                            =========       =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         --                2,316.02         2,316.02       $127.12
                                                                                            =========       =======
  Partners Subaccount............................         --                2,095.30         2,095.30       $ 99.27
                                                                                            =========       =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         --                  795.29           795.29       $125.38
                                                                                            =========       =======
  Van Eck Worldwide Hard Assets Subaccount.......         --                  499.45           499.45       $105.08
                                                                                            =========       =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................         --                3,572.75         3,572.75       $130.05
                                                                                            =========       =======
  Van Eck Worldwide Real Estate Subaccount.......         --                  583.84           583.84       $ 83.17
                                                                                            =========       =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                            OPTIONS PREMIER
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................         --                4,910.19         4,910.19       $167.47
                                                                                            =========       =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................         --                      --               --            --
                                                                                            =========       =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................         --                      --               --            --
                                                                                            =========       =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                        SURVIVOR OPTIONS PREMIER
                                                                                  2001
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**..............        392.12               78.36           470.48        $255.31
                                                                                            ========        =======
  Money Market Subaccount........................      3,382.12            3,627.70         7,009.82        $149.61
                                                                                            ========        =======
  Bond Subaccount................................         25.07              105.77           130.84        $188.78
                                                                                            ========        =======
  Balanced Subaccount**..........................         37.11               94.72           131.83        $231.38
                                                                                            ========        =======
  Mid Cap Growth Subaccount**....................        323.75              143.44           467.19        $332.37
                                                                                            ========        =======
  International Subaccount.......................        148.84              248.53           397.37        $192.67
                                                                                            ========        =======
  All Pro Large Cap Growth Subaccount............        960.59              602.42         1,563.01        $ 91.21
                                                                                            ========        =======
  All Pro Large Cap Value Subaccount.............        451.60              433.11           884.71        $ 98.72
                                                                                            ========        =======
  All Pro Small Cap Growth Subaccount............        894.47              538.13         1,432.60        $121.52
                                                                                            ========        =======
  All Pro Small Cap Value Subaccount.............        539.11              604.50         1,143.61        $100.63
                                                                                            ========        =======
  Equity 500 Index Subaccount....................      2,119.40            1,713.25         3,832.65        $273.78
                                                                                            ========        =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................        956.78              570.59         1,527.37        $254.77
                                                                                            ========        =======
  Growth Subaccount..............................      1,898.88            1,192.02         3,090.90        $270.49
                                                                                            ========        =======
  High Income Subaccount.........................         55.46               97.78           153.24        $107.98
                                                                                            ========        =======
  Overseas Subaccount............................        484.52              680.76         1,165.28        $129.33
                                                                                            ========        =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................        644.49              266.44           910.93        $184.80
                                                                                            ========        =======
  Investment Grade Bond Subaccount...............        241.30            1,030.67         1,271.97        $161.96
                                                                                            ========        =======
  Contrafund Subaccount..........................      2,247.38            1,419.23         3,666.61        $177.02
                                                                                            ========        =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............        337.00              228.88           565.88        $145.47
                                                                                            ========        =======
  Partners Subaccount............................        126.17              229.17           355.34        $ 95.70
                                                                                            ========        =======

---------------

** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity, Balanced and Mid Cap Growth Subaccounts
   were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                        SURVIVOR OPTIONS PREMIER
                                                                                  2001
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         15.78                9.18            24.96        $119.41
                                                                                            ========        =======
  Van Eck Worldwide Hard Assets Subaccount.......        153.55               58.99           212.54        $103.27
                                                                                            ========        =======
  Van Eck Worldwide Emerging Markets Subaccount..        643.26              272.75           916.01        $ 73.13
                                                                                            ========        =======
  Van Eck Worldwide Real Estate Subaccount.......        206.22              107.76           313.98        $102.45
                                                                                            ========        =======
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................        777.11              665.53         1,442.64        $ 84.66
                                                                                            ========        =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................        838.02              581.97         1,419.99        $ 57.52
                                                                                            ========        =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................         49.18              596.18           645.36        $ 94.56
                                                                                            ========        =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                        SURVIVOR OPTIONS PREMIER
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................           --               392.12           392.12        $295.27
                                                                                            ========        =======
  Money Market Subaccount........................       357.35             3,024.77         3,382.12        $145.42
                                                                                            ========        =======
  Bond Subaccount................................           --                25.07            25.07        $177.07
                                                                                            ========        =======
  Managed Subaccount.............................           --                37.11            37.11        $250.75
                                                                                            ========        =======
  Aggressive Growth Subaccount...................           --               323.75           323.75        $348.44
                                                                                            ========        =======
  International Subaccount.......................           --               148.84           148.84        $220.92
                                                                                            ========        =======
  All Pro Large Cap Growth Subaccount............         6.63               953.96           960.59        $117.37
                                                                                            ========        =======
  All Pro Large Cap Value Subaccount.............         9.74               441.86           451.60        $100.22
                                                                                            ========        =======
  All Pro Small Cap Growth Subaccount............         5.20               889.27           894.47        $145.63
                                                                                            ========        =======
  All Pro Small Cap Value Subaccount.............        12.90               526.21           539.11        $ 89.89
                                                                                            ========        =======
  Equity 500 Index Subaccount**..................           --             2,119.40         2,119.40        $314.36
                                                                                            ========        =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................           --               956.78           956.78        $270.08
                                                                                            ========        =======
  Growth Subaccount..............................           --             1,898.88         1,898.88        $330.94
                                                                                            ========        =======
  High Income Subaccount.........................           --                55.46            55.46        $123.26
                                                                                            ========        =======
  Overseas Subaccount............................        14.08               470.44           484.52        $165.29
                                                                                            ========        =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................           --               644.49           644.49        $194.13
                                                                                            ========        =======
  Investment Grade Bond Subaccount...............           --               241.30           241.30        $150.45
                                                                                            ========        =======
  Contrafund Subaccount..........................         8.82             2,238.56         2,247.38        $203.24
                                                                                            ========        =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............           --               337.00           337.00        $134.73
                                                                                            ========        =======
  Partners Subaccount............................           --               126.17           126.17        $ 99.22
                                                                                            ========        =======

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                        SURVIVOR OPTIONS PREMIER
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         7.71                 8.07            15.78        $126.79
                                                                                            ========        =======
  Van Eck Worldwide Hard Assets Subaccount.......           --               153.55           153.55        $116.20
                                                                                            ========        =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................           --               643.26           643.26        $ 75.04
                                                                                            ========        =======
  Van Eck Worldwide Real Estate Subaccount.......           --               206.22           206.22        $ 98.00
                                                                                            ========        =======
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................           --               777.11           777.11        $121.02
                                                                                            ========        =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................           --               838.02           838.02        $ 83.71
                                                                                            ========        =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................           --                49.18            49.18        $ 99.30
                                                                                            ========        =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                        SURVIVOR OPTIONS PREMIER
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................         --                    --               --              --
                                                                                             ======         =======
  Money Market Subaccount........................         --                357.35           357.35         $138.03
                                                                                             ======         =======
  Bond Subaccount................................         --                    --               --              --
                                                                                             ======         =======
  Managed Subaccount.............................         --                    --               --              --
                                                                                             ======         =======
  Aggressive Growth Subaccount...................         --                    --               --              --
                                                                                             ======         =======
  International Subaccount.......................         --                    --               --              --
                                                                                             ======         =======
  All Pro Large Cap Growth Subaccount............         --                  6.63             6.63         $145.90
                                                                                             ======         =======
  All Pro Large Cap Value Subaccount.............         --                  9.74             9.74         $ 99.22
                                                                                             ======         =======
  All Pro Small Cap Growth Subaccount............         --                  5.20             5.20         $185.96
                                                                                             ======         =======
  All Pro Small Cap Value Subaccount.............         --                 12.90            12.90         $ 74.92
                                                                                             ======         =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................         --                    --               --              --
                                                                                             ======         =======
  Growth Subaccount..............................         --                    --               --              --
                                                                                             ======         =======
  High Income Subaccount.........................         --                    --               --              --
                                                                                             ======         =======
  Overseas Subaccount............................         --                 14.08            14.08         $205.87
                                                                                             ======         =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................         --                    --               --              --
                                                                                             ======         =======
  Index 500 Subaccount...........................         --                    --               --              --
                                                                                             ======         =======
  Investment Grade Bond Subaccount...............         --                    --               --              --
                                                                                             ======         =======
  Contrafund Subaccount..........................         --                  8.82             8.82         $219.28
                                                                                             ======         =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         --                    --               --              --
                                                                                             ======         =======
  Partners Subaccount............................         --                    --               --              --
                                                                                             ======         =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         --                  7.71             7.71         $125.38
                                                                                             ======         =======
  Van Eck Worldwide Hard Assets Subaccount.......         --                    --               --              --
                                                                                             ======         =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................         --                    --               --              --
                                                                                             ======         =======
  Van Eck Worldwide Real Estate Subaccount.......         --                    --               --              --
                                                                                             ======         =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                        SURVIVOR OPTIONS PREMIER
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................         --                    --               --              --
                                                                                             ======         =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................         --                    --               --              --
                                                                                             ======         =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................         --                    --               --              --
                                                                                             ======         =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                         SURVIVOR OPTIONS ELITE
                                                                                  2001
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**..............        245.01               141.29           386.30       $255.31
                                                                                            =========       =======
  Money Market Subaccount........................      6,491.99            15,431.64        21,923.63       $149.61
                                                                                            =========       =======
  Bond Subaccount................................        136.08               278.49           414.57       $188.78
                                                                                            =========       =======
  Balanced Subaccount**..........................         31.98               199.15           231.13       $231.38
                                                                                            =========       =======
  Mid Cap Growth Subaccount**....................        519.98               636.49         1,156.47       $332.37
                                                                                            =========       =======
  International Subaccount.......................        875.90               933.75         1,809.65       $192.67
                                                                                            =========       =======
  All Pro Large Cap Growth Subaccount............      1,531.98             2,253.42         3,785.40       $ 91.21
                                                                                            =========       =======
  All Pro Large Cap Value Subaccount.............        571.76             1,492.87         2,064.63       $ 98.72
                                                                                            =========       =======
  All Pro Small Cap Growth Subaccount............      2,100.51             2,930.55         5,031.06       $121.52
                                                                                            =========       =======
  All Pro Small Cap Value Subaccount.............      1,084.64             2,878.79         3,963.43       $100.63
                                                                                            =========       =======
  Equity 500 Index Subaccount....................      4,083.96             5,474.43         9,558.39       $273.78
                                                                                            =========       =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................      1,900.45             1,606.33         3,506.78       $254.77
                                                                                            =========       =======
  Growth Subaccount..............................      3,599.15             5,019.36         8,618.51       $270.49
                                                                                            =========       =======
  High Income Subaccount.........................        556.93               629.90         1,186.83       $107.98
                                                                                            =========       =======
  Overseas Subaccount............................      2,730.34             2,094.54         4,824.88       $129.33
                                                                                            =========       =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................      2,246.71             1,511.86         3,758.57       $184.80
                                                                                            =========       =======
  Investment Grade Bond Subaccount...............        413.37             2,247.75         2,661.12       $161.96
                                                                                            =========       =======
  Contrafund Subaccount..........................      3,640.83             2,730.05         6,370.88       $177.02
                                                                                            =========       =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............        431.02               589.40         1,020.42       $145.47
                                                                                            =========       =======
  Partners Subaccount............................        333.05               678.93         1,011.98       $ 95.70
                                                                                            =========       =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............        129.77                40.06           169.83       $119.41
                                                                                            =========       =======
  Van Eck Worldwide Hard Assets Subaccount.......        643.88                72.29           716.17       $103.27
                                                                                            =========       =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................      1,759.02               947.00         2,706.02       $ 73.13
                                                                                            =========       =======
  Van Eck Worldwide Real Estate Subaccount.......        359.66               598.52           958.18       $102.45
                                                                                            =========       =======

---------------

** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity, Balanced and Mid Cap Growth Subaccounts
   were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                         SURVIVOR OPTIONS ELITE
                                                                                  2001
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................      1,995.78             1,145.71         3,141.49       $ 84.66
                                                                                            =========       =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................      1,640.01             5,361.46         7,001.47       $ 57.52
                                                                                            =========       =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................        267.01               982.55         1,249.56       $ 94.56
                                                                                            =========       =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                         SURVIVOR OPTIONS ELITE
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................        12.65               232.36           245.01        $295.27
                                                                                            ========        =======
  Money Market Subaccount........................       512.55             5,979.44         6,491.99        $145.42
                                                                                            ========        =======
  Bond Subaccount................................        14.45               121.63           136.08        $177.07
                                                                                            ========        =======
  Managed Subaccount.............................        10.17                21.81            31.98        $250.75
                                                                                            ========        =======
  Aggressive Growth Subaccount...................         6.77               513.21           519.98        $348.44
                                                                                            ========        =======
  International Subaccount.......................        38.89               837.01           875.90        $220.92
                                                                                            ========        =======
  All Pro Large Cap Growth Subaccount............         1.68             1,530.30         1,531.98        $117.37
                                                                                            ========        =======
  All Pro Large Cap Value Subaccount.............         2.04               569.72           571.76        $100.22
                                                                                            ========        =======
  All Pro Small Cap Growth Subaccount............         1.25             2,099.26         2,100.51        $145.63
                                                                                            ========        =======
  All Pro Small Cap Value Subaccount.............       117.26               967.38         1,084.64        $ 89.89
                                                                                            ========        =======
  Equity 500 Index Subaccount**..................       218.81             3,865.15         4,083.96        $314.36
                                                                                            ========        =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................        27.14             1,873.31         1,900.45        $270.08
                                                                                            ========        =======
  Growth Subaccount..............................        32.22             3,566.93         3,599.15        $330.94
                                                                                            ========        =======
  High Income Subaccount.........................           --               556.93           556.93        $123.26
                                                                                            ========        =======
  Overseas Subaccount............................        43.51             2,686.83         2,730.34        $165.29
                                                                                            ========        =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................        11.60             2,235.11         2,246.71        $194.13
                                                                                            ========        =======
  Investment Grade Bond Subaccount...............        31.08               382.29           413.37        $150.45
                                                                                            ========        =======
  Contrafund Subaccount..........................        26.13             3,614.70         3,640.83        $203.24
                                                                                            ========        =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............       100.05               330.97           431.02        $134.73
                                                                                            ========        =======
  Partners Subaccount............................        69.00               264.05           333.05        $ 99.22
                                                                                            ========        =======

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                         SURVIVOR OPTIONS ELITE
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............           --               129.77           129.77        $126.79
                                                                                            ========        =======
  Van Eck Worldwide Hard Assets Subaccount.......        40.77               603.11           643.88        $116.20
                                                                                            ========        =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................        35.25             1,723.77         1,759.02        $ 75.04
                                                                                            ========        =======
  Van Eck Worldwide Real Estate Subaccount.......        51.65               308.01           359.66        $ 98.00
                                                                                            ========        =======
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................        15.54             1,980.24         1,995.78        $121.02
                                                                                            ========        =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................           --             1,640.01         1,640.01        $ 83.71
                                                                                            ========        =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................           --               267.01           267.01        $ 99.30
                                                                                            ========        =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                         SURVIVOR OPTIONS ELITE
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................         --                 12.65            12.65         $271.14
                                                                                             ======         =======
  Money Market Subaccount........................         --                512.55           512.55         $138.03
                                                                                             ======         =======
  Bond Subaccount................................         --                 14.45            14.45         $162.75
                                                                                             ======         =======
  Managed Subaccount.............................         --                 10.17            10.17         $232.16
                                                                                             ======         =======
  Aggressive Growth Subaccount...................         --                  6.77             6.77         $253.74
                                                                                             ======         =======
  International Subaccount.......................         --                 38.89            38.89         $229.00
                                                                                             ======         =======
  All Pro Large Cap Growth Subaccount............         --                  1.68             1.68         $145.90
                                                                                             ======         =======
  All Pro Large Cap Value Subaccount.............         --                  2.04             2.04         $ 99.22
                                                                                             ======         =======
  All Pro Small Cap Growth Subaccount............         --                  1.25             1.25         $185.96
                                                                                             ======         =======
  All Pro Small Cap Value Subaccount.............         --                117.26           117.26         $ 74.92
                                                                                             ======         =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................         --                 27.14            27.14         $250.97
                                                                                             ======         =======
  Growth Subaccount..............................         --                 32.22            32.22         $374.55
                                                                                             ======         =======
  High Income Subaccount.........................         --                    --               --              --
                                                                                             ======         =======
  Overseas Subaccount............................         --                 43.51            43.51         $205.87
                                                                                             ======         =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................         --                 11.60            11.60         $203.59
                                                                                             ======         =======
  Index 500 Subaccount...........................         --                218.81           218.81         $348.85
                                                                                             ======         =======
  Investment Grade Bond Subaccount...............         --                 31.08            31.08         $136.28
                                                                                             ======         =======
  Contrafund Subaccount..........................         --                 26.13            26.13         $219.28
                                                                                             ======         =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         --                100.05           100.05         $127.12
                                                                                             ======         =======
  Partners Subaccount............................         --                 69.00            69.00         $ 99.27
                                                                                             ======         =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED



---------------------------------------------------------------------------------------------------------------------
                                                                         SURVIVOR OPTIONS ELITE
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         --                    --               --              --
                                                                                             ======         =======
  Van Eck Worldwide Hard Assets Subaccount.......         --                 40.77            40.77         $105.08
                                                                                             ======         =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................         --                 35.25            35.25         $130.05
                                                                                             ======         =======
  Van Eck Worldwide Real Estate Subaccount.......         --                 51.65            51.65         $ 83.17
                                                                                             ======         =======
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................         --                 15.54            15.54         $167.47
                                                                                             ======         =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................         --                    --               --              --
                                                                                             ======         =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................         --                    --               --              --
                                                                                             ======         =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

The financial highlights of each Fund of the Separate Account at December 31, 2001 and for the year then ended is as follows:

--------------------------------------------------------------------------------

                                                 AT DECEMBER 31, 2001
-----------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE        AVERAGE
                                      UNITS      LOWEST TO HIGHEST      NET ASSETS
-----------------------------------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio.....................   237,458.38  $255.31 to $4,675.16   $179,689,965
 Money Market Portfolio..........   269,216.89  $149.61 to $2,044.02    $48,217,873
 Bond Portfolio..................    64,671.84  $188.78 to $2,379.86    $17,685,248
 Balanced Portfolio..............    81,654.29  $231.38 to $3,020.62    $40,892,021
 Mid Cap Growth Portfolio........   122,909.26  $332.37 to $4,965.48    $63,301,677
 International Portfolio.........   167,840.23  $192.67 to $1,956.30    $48,603,974
 All Pro Large Cap Growth
   Portfolio.....................   201,760.97     $91.21 to $917.10    $22,824,030
 All Pro Large Cap Value
   Portfolio.....................   114,833.35     $98.72 to $992.69    $11,962,375
 All Pro Small Cap Growth
   Portfolio.....................   179,807.99  $121.52 to $1,221.90    $29,567,161
 All Pro Small Cap Value
   Portfolio.....................   137,067.48  $100.63 to $1,011.82    $14,176,030
 Equity 500 Index Portfolio......   522,091.37  $273.78 to $2,772.54   $186,650,329
The Stripped ("Zero") U.S.
 Treasury Securities Fund,
 Provident Mutual Series A:
 2006 Series.....................    35,035.10  $257.52 to $3,674.63    $13,653,024
Variable Insurance Products Fund:
 Equity-Income Portfolio.........   387,151.67  $254.77 to $2,580.06   $135,009,460
 Growth Portfolio................   607,694.63  $270.49 to $2,739.28   $234,976,544
 High Income Portfolio...........   109,702.49  $107.98 to $1,127.22    $16,107,902
 Overseas Portfolio..............   267,505.27  $129.33 to $1,308.23    $49,896,367
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio.........   190,658.46  $184.80 to $1,871.48    $50,693,236
 Investment Grade Bond
   Portfolio.....................   155,691.70  $161.96 to $1,638.32    $27,677,486
 Contrafund Portfolio............   393,535.21  $177.02 to $2,322.89    $87,885,443
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio.....................    68,541.19  $145.47 to $1,471.49    $10,475,048
 Partners Portfolio..............   214,137.57   $95.70 to $1,964.35    $27,905,220

                                             FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------  --------------------------------------------------------
                                   NET INVESTMENT*    EXPENSE RATIO**     TOTAL RETURN***
                                    INCOME RATIO     LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------  --------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio.....................       2.00%         0.35% to 0.76%     -13.53% to -13.40%
 Money Market Portfolio..........       2.77%         0.35% to 0.76%         2.88% to 3.04%
 Bond Portfolio..................       4.89%         0.35% to 0.75%         6.62% to 6.78%
 Balanced Portfolio..............       3.18%         0.35% to 0.75%       -7.73% to -7.59%
 Mid Cap Growth Portfolio........      14.02%         0.60% to 0.76%       -4.61% to -4.47%
 International Portfolio.........       3.49%         0.60% to 0.76%     -12.79% to -12.66%
 All Pro Large Cap Growth
   Portfolio.....................      -0.65%         0.60% to 0.76%     -22.29% to -22.17%
 All Pro Large Cap Value
   Portfolio.....................       0.23%         0.60% to 0.77%       -1.49% to -1.34%
 All Pro Small Cap Growth
   Portfolio.....................      -0.70%         0.61% to 0.76%     -16.56% to -16.43%
 All Pro Small Cap Value
   Portfolio.....................      -0.25%         0.60% to 0.76%       11.94% to 12.11%
 Equity 500 Index Portfolio......       0.48%         0.60% to 0.75%     -12.91% to -12.78%
The Stripped ("Zero") U.S.
 Treasury Securities Fund,
 Provident Mutual Series A:
 2006 Series.....................      -0.94%         0.35% to 0.75%         7.67% to 7.83%
Variable Insurance Products Fund:
 Equity-Income Portfolio.........       0.97%         0.60% to 0.76%       -5.67% to -5.53%
 Growth Portfolio................      -0.62%         0.60% to 0.76%     -18.27% to -18.14%
 High Income Portfolio...........      13.07%         0.61% to 0.76%     -12.39% to -12.26%
 Overseas Portfolio..............       4.60%         0.60% to 0.75%     -21.76% to -21.64%
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio.........       3.49%         0.60% to 0.75%       -4.81% to -4.67%
 Investment Grade Bond
   Portfolio.....................       3.93%         0.60% to 0.75%         7.65% to 7.81%
 Contrafund Portfolio............       0.07%         0.60% to 0.76%     -12.90% to -12.77%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio.....................       4.59%         0.60% to 0.76%         7.97% to 8.13%
 Partners Portfolio..............      -0.32%         0.60% to 0.77%       -3.56% to -3.41%

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


                                                 AT DECEMBER 31, 2001
-----------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE        AVERAGE
                                      UNITS      LOWEST TO HIGHEST      NET ASSETS
-----------------------------------------------------------------------------------
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio.....................    28,510.62  $119.41 to $1,207.87     $5,314,600
 Van Eck Worldwide Hard Assets
   Portfolio.....................    22,750.68  $103.27 to $1,044.63     $3,422,440
 Van Eck Worldwide Emerging
   Markets Portfolio.............   131,732.15     $73.13 to $737.56    $12,652,776
 Van Eck Worldwide Real Estate
   Portfolio.....................    15,811.64  $102.45 to $1,030.18     $1,694,633
Alger American Fund:
 Alger American Small
   Capitalization Portfolio......   265,961.66     $84.66 to $853.86    $29,985,337
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II...   113,276.92     $57.52 to $576.65     $6,370,448
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II......    47,432.87     $94.56 to $948.03     $3,352,931

                                             FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------  --------------------------------------------------------
                                   NET INVESTMENT*    EXPENSE RATIO**     TOTAL RETURN***
                                    INCOME RATIO     LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------  --------------------------------------------------------
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio.....................       3.78%         0.60% to 0.77%       -5.82% to -5.63%
 Van Eck Worldwide Hard Assets
   Portfolio.....................       0.45%         0.60% to 0.76%     -11.12% to -10.99%
 Van Eck Worldwide Emerging
   Markets Portfolio.............      -0.70%         0.60% to 0.76%       -2.55% to -2.40%
 Van Eck Worldwide Real Estate
   Portfolio.....................       1.63%         0.60% to 0.75%         4.55% to 4.70%
Alger American Fund:
 Alger American Small
   Capitalization Portfolio......      -0.85%         0.61% to 0.77%     -30.04% to -29.94%
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II...      -0.70%         0.61% to 0.78%     -31.29% to -31.19%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II......      -0.15%         0.61% to 0.76%       -4.77% to -4.62%


---------------
* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded. Expense ratio calculations could vary from the range noted above because Average Net Assets are calculated using month end account values.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS
Provident Mutual makes certain deductions from premiums before amounts are allocated to each Separate Account selected by the policyholder. The deductions may include (1) administrative charges, (2) state premium taxes, (3) premium processing charges, (4) premiums for supplementary benefits, (5) premiums for extra mortality risks, (6) sales charges, (7) premiums for optional benefits,
(8) a risk charge for the guaranteed minimum death benefit, and (9) Federal tax charges. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

In addition to the aforementioned charges, each Separate Account is charged for mortality and expense risks assumed by Provident Mutual. The annual rates charged to cover these risks range from 0.35% to 0.75% of the net assets held for the benefit of policyholders. For some policyholders, this may be increased on a prospective basis, but cannot exceed 0.90%.

Each Separate Account is also charged by Provident Mutual for the cost of insurance protection. For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. Depending upon the type of policy, additional monthly deductions may be made for (1) administrative charges, (2) minimum death benefit charges, (3) first year policy charges and
(4) supplementary charges. See original policy documents for additional monthly charges. These charges are included in the statements of changes in net assets.

During any given policy year, the first four or twelve transfers (depending on the policy) by a policyholder of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge are assessed. These charges are recorded as administrative charges in the statements of changes in net assets.

For scheduled premium and single premium policies, Provident Mutual has agreed to make a daily adjustment to the net rate of return of the Growth, Money Market and Bond Subaccounts to offset completely all Market Street Fund, Inc. expenses charged to the portfolios in which the Subaccounts invest, except for (1) all brokers' commissions, (2) transfer taxes, investment advisory fees and other fees and expenses for services relating to purchases and sales of portfolio investments, and (3) income tax

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS, CONTINUED

liabilities. The total amounts reimbursed for the Growth, Money Market and Bond Subaccounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                             ALL PRO         MONEY
                                                           BROAD EQUITY      MARKET         BOND
                                                            SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                           ------------    ----------    ----------
Year ending December 31,
     2001..............................................      $28,549         $1,733        $3,203
     2000..............................................      $32,698         $1,754        $2,901
     1999..............................................      $ 8,226             --        $1,010

These amounts are shown as an operating expense reimbursement reducing total expenses in the statements of operations.

Provident Mutual makes a daily asset charge against the assets of the Zero Coupon Bond 2006 Series Subaccount. The charge is to reimburse Provident Mutual for the transaction charge paid directly by Provident Mutual to MLPFS on the sale of the Zero Coupon Trust units to the Zero Coupon Bond 2006 Series Subaccount. Provident Mutual pays these amounts from General Account assets. The amount of the asset charge currently is equivalent to an effective annual rate of .25% of the average daily net assets of each Subaccount. This amount may be increased in the future, but in no event will it exceed an effective annual rate of .50%. The charge will be cost based (taking into account the loss of interest) with no anticipated element of profit for Provident Mutual.

                      [This Page Intentionally Left Blank]

                                PROVIDENT MUTUAL
                             LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

             REPORT ON AUDITS OF CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                      [This Page Intentionally Left Blank]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Provident Mutual Life Insurance Company:

In our opinion, the accompanying consolidated statements of financial condition and related consolidated statements of operations, of equity and of cash flows present fairly, in all material respects, the financial position of Provident Mutual Life Insurance Company and Subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
January 18, 2002

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
                             (DOLLARS IN THOUSANDS)

                                                                    DECEMBER 31,
                                                              ------------------------
                                                                 2001          2000
                                                              ----------    ----------
ASSETS
Investments:
  Fixed maturities:
     Available for sale, at fair value (cost:
      2001-$3,024,128; 2000-$2,743,643).....................  $2,999,334    $2,610,988
     Held to maturity, at amortized cost (fair value:
      2000-$268,295)........................................          --       261,399
  Equity securities, at fair value (cost: 2001-$21,661;
     2000-$18,549)..........................................      22,043        18,912
  Mortgage loans............................................     563,403       594,805
  Real estate...............................................      25,005        29,068
  Policy loans and premium notes............................     365,175       374,654
  Other invested assets.....................................      70,076        78,658
                                                              ----------    ----------
       Total investments....................................   4,045,036     3,968,484
                                                              ----------    ----------
Cash and cash equivalents...................................     126,414        64,872
Premiums due................................................       8,902        10,241
Investment income due and accrued...........................      68,677        70,984
Deferred policy acquisition costs...........................     936,084       899,709
Reinsurance recoverable.....................................     162,164       161,085
Separate account assets.....................................   3,702,984     3,865,636
Other assets................................................     141,772       122,456
                                                              ----------    ----------
       Total assets.........................................  $9,192,033    $9,163,467
                                                              ==========    ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................  $3,869,907    $3,858,533
  Policyholder funds........................................     159,865       145,506
  Policyholder dividends payable............................      35,401        34,925
  Other policy obligations..................................      21,914        20,695
                                                              ----------    ----------
       Total policy liabilities.............................   4,087,087     4,059,659
                                                              ----------    ----------
Expenses payable............................................      25,351        21,337
Taxes payable...............................................       5,101         8,617
Federal income taxes payable:
  Current...................................................      16,250        32,201
  Deferred..................................................      95,570        45,498
Separate account liabilities................................   3,702,984     3,865,636
Other liabilities...........................................      78,628        76,839
                                                              ----------    ----------
       Total liabilities....................................   8,010,971     8,109,787
                                                              ----------    ----------
COMMITMENTS AND CONTINGENCIES -- NOTE 10
EQUITY
  Retained earnings.........................................   1,194,086     1,100,582
  Accumulated other comprehensive income:
     Net unrealized (depreciation) appreciation on
      securities............................................     (13,024)      (46,902)
                                                              ----------    ----------
       Total equity.........................................   1,181,062     1,053,680
                                                              ----------    ----------
       Total liabilities and equity.........................  $9,192,033    $9,163,467
                                                              ==========    ==========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)

                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------
                                                               2001        2000        1999
                                                             --------    --------    --------
REVENUES
Policy and contract charges................................  $177,865    $173,597    $156,463
Premiums...................................................   166,604     189,913     197,454
Net investment income......................................   296,376     317,192     328,393
Other income...............................................    49,048      51,811      49,179
Net realized losses on investments.........................   (11,574)     (2,889)     (2,037)
                                                             --------    --------    --------
  Total revenues...........................................   678,319     729,624     729,452
                                                             --------    --------    --------
BENEFITS AND EXPENSES
Policy and contract benefits...............................   209,702     217,722     211,390
Change in future policyholder benefits.....................    75,799      85,121     112,093
Operating expenses.........................................    75,968      69,665      71,384
Amortization of deferred policy acquisition costs..........    63,154      86,312      80,420
Policyholder dividends.....................................    70,403      68,529      67,595
Demutualization expenses...................................    17,831          --          --
Noninsurance commissions and expenses......................    41,963      47,359      44,951
                                                             --------    --------    --------
  Total benefits and expenses..............................   554,820     574,708     587,833
                                                             --------    --------    --------
     Income before income taxes............................   123,499     154,916     141,619
                                                             --------    --------    --------
Income tax expense (benefit):
  Current..................................................    (1,836)     29,213      36,646
  Deferred.................................................    31,831      20,271      10,981
                                                             --------    --------    --------
     Total income tax expense..............................    29,995      49,484      47,627
                                                             --------    --------    --------
       Net income..........................................  $ 93,504    $105,432    $ 93,992
                                                             ========    ========    ========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

                                                                          NET
                                                                       UNREALIZED
                                                                      APPRECIATION
                                                        RETAINED     (DEPRECIATION)      TOTAL
                                                        EARNINGS     ON SECURITIES       EQUITY
                                                       ----------    --------------    ----------
Balance at January 1, 1999...........................  $  901,158       $ 33,965       $  935,123
                                                                                       ----------
  Comprehensive income
     Net income......................................      93,992             --           93,992
     Other comprehensive income, net of tax:
       Change in unrealized appreciation
          (depreciation) on securities...............          --        (78,171)         (78,171)
                                                                                       ----------
  Total comprehensive income.........................                                      15,821
                                                       ----------       --------       ----------
Balance at December 31, 1999.........................     995,150        (44,206)         950,944
                                                                                       ----------
  Comprehensive income
     Net income......................................     105,432             --          105,432
     Other comprehensive income, net of tax:
       Change in unrealized appreciation
          (depreciation) on securities...............          --         (2,696)          (2,696)
                                                                                       ----------
  Total comprehensive income.........................                                     102,736
                                                       ----------       --------       ----------
Balance at December 31, 2000.........................   1,100,582        (46,902)       1,053,680
                                                                                       ----------
  Comprehensive income
     Net income......................................      93,504             --           93,504
     Other comprehensive income, net of tax:
       Change in unrealized appreciation due to
          transfer of held to maturity securities....                      2,688            2,688
       Change in unrealized appreciation
          (depreciation) on securities...............          --         31,190           31,190
                                                                                       ----------
  Total comprehensive income.........................                                     127,382
                                                       ----------       --------       ----------
Balance at December 31, 2001.........................  $1,194,086       $(13,024)      $1,181,062
                                                       ==========       ========       ==========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------
                                                                2001        2000        1999
                                                              ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  93,504   $ 105,432   $  93,992
Adjustments to reconcile net income to net cash used in
  operating activities:
  Interest credited to variable universal life and
    investment products.....................................     86,896      99,997     105,104
  Amortization of deferred policy acquisition costs.........     63,154      86,312      80,420
  Capitalization of deferred policy acquisition costs.......   (134,783)   (144,388)   (124,056)
  Deferred income taxes.....................................     31,831      20,271      10,981
  Net realized losses on investments........................     11,574       2,889       2,037
  Change in reinsurance recoverable.........................     (1,079)     (5,214)     (3,040)
  Change in policy liabilities and other policyholders'
    funds of traditional life products......................   (205,671)   (250,522)   (213,642)
  Other, net................................................    (34,349)    (25,551)    (49,595)
                                                              ---------   ---------   ---------
    Net cash used in operating activities...................    (88,923)   (110,774)    (97,799)
                                                              ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Available for sale securities.............................    443,495     296,332     190,329
  Held to maturity securities...............................         --       5,128          --
  Equity securities.........................................          7       2,174      12,860
  Real estate...............................................      3,862       2,186      17,988
  Other invested assets.....................................     12,415       6,128       6,052
Proceeds from maturities of investments:
  Available for sale securities.............................    339,112     279,616     332,182
  Held to maturity securities...............................         --      63,282      58,716
  Mortgage loans............................................    161,973      72,738     154,440
Purchases of investments:
  Available for sale securities.............................   (810,908)   (424,739)   (504,973)
  Held to maturity securities...............................         --      (6,293)     (1,083)
  Equity securities.........................................     (3,127)       (256)        (74)
  Mortgage loans............................................   (129,307)   (113,478)    (78,572)
  Real estate...............................................       (453)       (697)       (621)
  Other invested assets.....................................    (16,317)    (26,138)    (18,633)
Contributions of separate account seed money................       (250)     (2,536)     (1,774)
Withdrawals of separate account seed money..................     15,032          --          --
Policy loans and premium notes, net.........................      9,479      (8,608)     (3,665)
Additions to property and equipment.........................     (3,672)     (8,679)     (4,599)
                                                              ---------   ---------   ---------
    Net cash provided by investing activities...............     21,341     136,160     158,573
                                                              ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....    970,702     945,308     827,800
Variable universal life and investment product
  withdrawals...............................................   (841,578)   (966,075)   (909,726)
                                                              ---------   ---------   ---------
    Net cash provided by (used in) financing activities.....    129,124     (20,767)    (81,926)
                                                              ---------   ---------   ---------
    Net change in cash and cash equivalents.................     61,542       4,619     (21,152)
Cash and cash equivalents, beginning of year................     64,872      60,253      81,405
                                                              ---------   ---------   ---------
Cash and cash equivalents, end of year......................  $ 126,414   $  64,872   $  60,253
                                                              =========   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for income taxes..................  $  16,959   $  28,772   $  38,821
                                                              =========   =========   =========
Foreclosure of mortgage loans...............................  $      --   $   7,050   $   5,394
                                                              =========   =========   =========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Provident Mutual Life Insurance Company (Provident Mutual) is organized as a mutual life insurance company.

Provident Mutual's wholly-owned subsidiaries are Providentmutual Life and Annuity Company of America (PLACA), Provident Mutual International Life Insurance Company (PMILIC) and Providentmutual Holding Company (PHC) and, together with Provident Mutual, are defined collectively as the "Company."

The Company sells individual variable and traditional life insurance products, individual and group annuity products and investment products. The Company also maintains a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, Puerto Rico and the District of Columbia, each of which has regulatory oversight. Sales in 16 states accounted for 84% of the Company's sales for the year ended December 31, 2001. No single producer accounted for more than 3% of the Company's sales for the year ended December 31, 2001. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states.

PLACA specializes primarily in the development and sale of various annuity products and also sells certain variable and traditional life insurance products, also sold by Provident Mutual, through a personal producing general agency sales force.

PMILIC's business consists of life insurance assumed from Provident Mutual.

PHC is a downstream holding company with two major subsidiaries: Sigma American Corporation (Sigma) and 1717 Capital Management Company (1717CMC). Sigma is a general partner in a joint venture that provides investment advisory, mutual fund distribution, trust and administrative services to a group of mutual funds and other parties. 1717CMC is a full-service broker/dealer, operating on a fully disclosed basis, engaged in the distribution of investment company shares, general securities, and other securities and services. 1717CMC is the principal distributor of variable life insurance policies and variable annuity contracts issued by both Provident Mutual and PLACA.

PROPOSED MERGER

On August 7, 2001, Provident Mutual and Nationwide Financial Services, Inc. (Nationwide Financial) executed a definitive agreement and plan of merger whereby, Nationwide Financial agreed to acquire the Company for $1.555 billion, subject to certain adjustments. In this transaction, Provident Mutual will convert to a stock insurance company and merge with a newly formed subsidiary of Nationwide Financial. Provident Mutual will be the surviving company in the merger and will operate as a wholly-owned subsidiary of Nationwide Financial. On December 14, 2001, the Company's Board of Directors adopted a plan of conversion and filed it with the Pennsylvania Insurance Department. The plan of conversion must be approved by the Pennsylvania Insurance Department and, subsequently, by the eligible members of Provident Mutual.

BASIS OF PRESENTATION

The consolidated financial statements include the accounts of Provident Mutual and its wholly-owned subsidiaries. Intercompany transactions have been eliminated. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation.

The Company's insurance subsidiaries separately prepare financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances.

Statutory net income was $44.0 million, $84.5 million and $82.1 million for the years ended December 31, 2001, 2000 and 1999, respectively. Statutory surplus was $526.4 million and $488.2 million as of December 31, 2001 and 2000, respectively.

The preparation of the accompanying consolidated financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost. As part of the Company's adoption of Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" on January 1, 2001, the Company reclassified its "held to maturity" portfolio as "available for sale".

Equity securities (common and preferred stocks) are reported at fair value. Unrealized appreciation/ depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs.

Fixed maturity and equity securities that have experienced an other-than-temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $6.9 million and $8.1 million at December 31, 2001 and 2000, respectively.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company is carried at cost less accumulated depreciation. Foreclosed real estate is carried at the lower of cost or fair value, less encumbrances. The straight line method of depreciation is used for real estate occupied by the Company.

Other invested assets consist primarily of real estate joint ventures, limited partnerships and the Company's separate account seed money. The real estate joint ventures are carried on the equity method. The Company receives preferred returns and interest on loans/capital advances made to the real estate joint ventures. The limited partnerships are carried on the cost method, as the Company's investment is of a passive nature. The separate account seed money is carried at fair value.

Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". This Statement requires that all derivatives be recorded at fair value in the statement of financial condition as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended the accounting and reporting standards of SFAS No. 133 for certain derivative instruments and certain hedging activities effective for fiscal years beginning after June 15, 2000. There was no impact as a result of the adoption of SFAS 133 on the consolidated financial statements other than reclassification of securities from "held to maturity" to "available for sale".

Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for determining measurement and recognition of a liability or an asset for insurance-related assessments. The adoption of SOP 97-3 did not have a material effect on the consolidated financial statements of the Company.

In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). The Company adopted EITF 99-20 on January 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 did not have a material effect on the Company.

In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, "Business Combinations" (SFAS 141) and Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" (SFAS 142).

SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The use of the pooling-of-interests method will be prohibited.

SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, "Intangible Assets", and will carry forward provisions in APB Opinion No. 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations will cease upon adoption of this statement, which will be January 1, 2002 for the Company. The Company will also be required to evaluate its existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses would be recognized in the first interim period in the year of adoption and would be recognized as the effect of a change in accounting principle.

The Company has reviewed the provisions of SFAS 141 and SFAS 142 and has determined that their impact on the consolidated financial statements will not be material.

In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, "Accounting for Impairment or Disposal of Long-Lived Assets" (SFAS 144). SFAS 144 is effective for fiscal years beginning after December 31, 2001. The Company has reviewed the provisions of SFAS 144 and has determined that its impact on the consolidated financial statements will not be material.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

  Variable Life and Investment-Type Products

Variable life products include fixed premium variable life and flexible premium variable universal life. Investment-type products consist primarily of guaranteed investment contracts (GICs) and single premium and flexible premium annuity contracts.

Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

  Traditional Life Insurance Products

Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, the policies provide for payment of dividends, as declared annually by the Company based on experience.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

PREMIUMS, CHARGES AND BENEFITS

  Traditional Life Insurance and Accident and Health Insurance Products

Premiums for individual life policies are recognized when due; premiums for accident and health and all other policies are reported as earned proportionately over their policy terms.

Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except acquisition costs deferred) are charged to income as incurred.

  Variable Life and Investment-Type Products

Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the consolidated statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity contracts, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other policies, the account balances were credited at interest rates that ranged from 2.0% to 8.4%, in 2001.

  Deferred Policy Acquisition Costs

The costs that vary with and are directly related to the production of new business, have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%.

Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 9.3%. The Company's most recent and prospective five-year average growth rates are 6.7% and 11.9%, respectively.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

CAPITAL GAINS AND LOSSES

Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other-than-temporary.

POLICYHOLDER DIVIDENDS

Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying consolidated financial statements as a liability and as a charge to operations. Participating life insurance in force was 74% and 86% of face value of total life insurance in force at December 31, 2001 and 2000, respectively.

REINSURANCE

Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

SEPARATE ACCOUNTS

Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable life insurance policyholders, variable annuity contractowners and several of the Company's retirement plans.

The contractowners/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value.

For guaranteed contracts, the separate account assets and liabilities are carried at historical cost. The guaranteed contracts are maintained in a separate account for statutory purposes. Due to the guaranteed return, this separate account is included in the general account assets and liabilities for GAAP purposes.

FEDERAL INCOME TAXES

Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying consolidated financial statements and those in the Company's income tax returns.

TERMINATION BENEFITS

In 2001, the Company initiated a reduction in workforce program to reduce costs and increase future operating efficiencies. The initiative primarily consists of reducing staff in the home office and certain positions outside the home office, through a voluntary early retirement program and involuntary employee termination program.

In connection with this initiative, approximately 99 employees have been or will be terminated. As of December 31, 2001, the liability for employee termination costs included in other liabilities was $1.0 million. Employee termination costs included in operating expenses were $3.8 million for the year ended December 31, 2001. Of the total number of employees affected, approximately 71 have been terminated and have received benefit payments of approximately $2.8 million.

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 2001 and 2000 (in millions):

                                             DECEMBER 31, 2001       DECEMBER 31, 2000
                                            --------------------    --------------------
                                              FAIR      CARRYING      FAIR      CARRYING
                                             VALUE       VALUE       VALUE       VALUE
                                            --------    --------    --------    --------
ASSETS
Fixed maturities:
  Available for sale......................  $2,999.3    $2,999.3    $2,611.0    $2,611.0
  Held to maturity........................        --          --      $268.3      $261.4
Equity securities.........................     $22.0       $22.0       $18.9       $18.9
Mortgage loans............................    $588.7      $563.4      $617.2      $594.8
LIABILITIES FOR INVESTMENT-TYPE INSURANCE
  CONTRACTS
Guaranteed interest contracts.............     $16.7       $16.3       $21.1       $21.0
Group annuities...........................  $1,739.9    $1,757.2    $1,730.2    $1,754.0
Supplementary contracts without life
  contingencies...........................     $28.3       $27.1       $28.4       $27.7
Individual annuities......................  $1,799.0    $1,824.1    $1,880.9    $1,923.1

The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

MORTGAGE LOANS

Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

POLICY LOANS

Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

GUARANTEED INTEREST CONTRACTS

The fair value of GIC liabilities is based upon discounted future cash flows. Contract account balances are accumulated to the maturity dates at the guaranteed rate of interest. Accumulated values are discounted using interest rates for which liabilities with similar durations could be sold. The carrying value and fair value of the assets underlying the guaranteed interest contract liabilities were $21.3 million and $21.9 million, respectively, at December 31, 2001 and $40.9 million and $41.1 million, respectively, at December 31, 2000.

GROUP ANNUITIES

The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value is most representative of fair value.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND ACCUMULATIONS

The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3.  MARKETABLE SECURITIES

The amortized cost, gross unrealized gains and losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 2001 and 2000 are as follows (in millions):

                                                                   DECEMBER 31, 2001
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
               AVAILABLE FOR SALE                    COST         GAINS         LOSSES        VALUE
               ------------------                  ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   26.2       $ 1.6         $   --      $   27.8
Obligations of states and political
  subdivisions...................................      23.6          .8             .6          23.8
Debt securities issued by foreign governments....       5.4          .3             --           5.7
Corporate securities.............................   2,715.2        72.7          107.2       2,680.7
Mortgage-backed securities.......................     253.7         8.3             .7         261.3
                                                   --------       -----         ------      --------
  Subtotal -- fixed maturities...................   3,024.1        83.7          108.5       2,999.3
Equity securities................................      21.6          .9             .5          22.0
                                                   --------       -----         ------      --------
  Total..........................................  $3,045.7       $84.6         $109.0      $3,021.3
                                                   ========       =====         ======      ========

                                                                   DECEMBER 31, 2000
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
               AVAILABLE FOR SALE                    COST         GAINS         LOSSES        VALUE
               ------------------                  ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   20.0       $  .6         $   --      $   20.6
Obligations of states and political
  subdivisions...................................      32.0          .7             .2          32.5
Debt securities issued by foreign governments....       1.0          .1             --           1.1
Corporate securities.............................   2,447.4        41.0          177.0       2,311.4
Mortgage-backed securities.......................     243.2         5.2            3.0         245.4
                                                   --------       -----         ------      --------
  Subtotal -- fixed maturities...................   2,743.6        47.6          180.2       2,611.0
Equity securities................................      18.5         1.3             .9          18.9
                                                   --------       -----         ------      --------
  Total..........................................  $2,762.1       $48.9         $181.1      $2,629.9
                                                   ========       =====         ======      ========

                                                                   DECEMBER 31, 2000
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                HELD TO MATURITY                     COST         GAINS         LOSSES        VALUE
                ----------------                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   13.0       $  .7         $   --      $   13.7
Obligations of states and political
  subdivisions...................................       5.9          .3             --           6.2
Debt securities issued by foreign governments....       5.6          .7             --           6.3
Corporate securities.............................     233.7         8.8            3.7         238.8
Mortgage-backed securities.......................       3.2          .1             --           3.3
                                                   --------       -----         ------      --------
  Total..........................................  $  261.4       $10.6         $  3.7      $  268.3
                                                   ========       =====         ======      ========

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001, by contractual maturity, are as follows (in millions):

                                                              AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                              COST       FAIR VALUE
------------------                                            ---------    ----------
Due in one year or less.....................................  $  162.1      $  163.0
Due after one year through five years.......................     874.1         897.7
Due after five years through ten years......................     808.2         798.0
Due after ten years.........................................   1,179.7       1,140.6
                                                              --------      --------
  Total.....................................................  $3,024.1      $2,999.3
                                                              ========      ========

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

Realized gains (losses) on investments for the years ended December 31, 2001, 2000 and 1999 are summarized as follows (in millions):

                                                              2001     2000     1999
                                                             ------    -----    -----
Fixed maturities...........................................  $(13.5)   $(2.7)   $(9.0)
Equity securities..........................................      --      1.4      1.5
Mortgage loans.............................................      --     (1.4)      --
Real estate................................................      --     (1.8)     (.6)
Other invested assets......................................     1.7      1.6      6.1
Other assets...............................................      .2       --       --
                                                             ------    -----    -----
                                                             $(11.6)   $(2.9)   $(2.0)
                                                             ======    =====    =====

Other-than-temporary declines of fair value on fixed maturities were $28.8 million, $3.2 million and $12.5 million for the years ended December 31, 2001, 2000 and 1999, respectively. Gross gains of $17.9 million, $3.0 million and $5.9 million were realized on sales of fixed maturities in 2001, 2000 and 1999, respectively.

During 2000, the Company sold a held to maturity security with an amortized cost of $5.0 million, resulting in a realized gain of $.1 million. The security was sold in response to significant deterioration in the creditworthiness of the issuer.

Net unrealized (depreciation) appreciation on available for sale securities as of December 31, 2001 and 2000 is summarized as follows (in millions):

                                                               2001      2000
                                                              ------    -------
Net unrealized (depreciation) appreciation:
  Fixed maturities..........................................  $(24.8)   $(132.6)
  Equities..................................................      .4         .4
  Separate account seed money...............................    (3.4)        --
                                                              ------    -------
                                                               (27.8)    (132.2)
  Adjustments:
     Amortization of deferred policy acquisition costs......     7.8       60.1
     Deferred Federal income taxes..........................     7.0       25.2
                                                              ------    -------
Net unrealized (depreciation) appreciation..................  $(13.0)   $ (46.9)
                                                              ======    =======

Net investment income, by type of investment, is as follows for the years ending December 31, 2001, 2000 and 1999 (in millions):

                                                            2001      2000      1999
                                                           ------    ------    ------
Gross investment income:
Fixed maturities:
  Available for sale.....................................  $228.4    $219.7    $222.9
  Held to maturity.......................................      --      21.8      30.6
Equity securities........................................      .2        .3        .2
Mortgage loans...........................................    49.5      50.2      53.9
Real estate..............................................     1.5       1.4       1.1
Policy loans.............................................    24.7      24.7      23.9
Other invested assets....................................     5.6      12.1       7.3
Cash and cash equivalents................................     3.0       2.4       2.3
Other, net...............................................     1.7        .3        .1
                                                           ------    ------    ------
                                                            314.6     332.9     342.3
Less investment expenses.................................   (18.2)    (15.7)    (13.9)
                                                           ------    ------    ------
Net investment income....................................  $296.4    $317.2    $328.4
                                                           ======    ======    ======

The Company's portfolio includes an available for sale note carried at $38.0 million acquired in 1998, prior to the effective date of EITF 98-15. Income of $3.7 million was earned each year on this note during 2001, 2000 and 1999. Had the provisions of EITF 98-15 been applicable, the related loss of $10.6 million recorded in 1998 would have been reversed and income recognized would have been $2.4 million for each year during 2001, 2000 and 1999. Interest earned over the lives of the notes would be $8.7 million less had the note been accounted for under EITF 98-15.

4.  MORTGAGE LOANS

The carrying value of impaired loans was $3.6 million and $3.1 million, which are net of reserves of $.6 million and $.3 million as of December 31, 2001 and 2000, respectively.

A reconciliation of the reserve balance, including general reserves, for mortgage loans for 2001 and 2000 is as follows (in millions):

                                                              2001     2000
                                                              -----    -----
Balance at January 1........................................  $ 8.1    $11.2
Provision, net of recoveries................................   (1.2)    (2.6)
Releases due to foreclosure.................................     --      (.5)
                                                              -----    -----
Balance at December 31......................................  $ 6.9    $ 8.1
                                                              =====    =====

The average recorded investment in impaired loans was $3.4 million and $8.7 million during 2001 and 2000, respectively. Interest income recognized on impaired loans during 2001, 2000 and 1999 was $.3 million, $.3 million and $1.7 million, respectively. All interest income on impaired loans was recognized on the cash basis.

5.  REAL ESTATE

Real estate holdings are as follows at December 31, 2001 and 2000 (in millions):

                                                              2001     2000
                                                              -----    -----
Occupied by the Company.....................................  $17.5    $17.9
Foreclosed..................................................    7.5     11.2
                                                              -----    -----
                                                              $25.0    $29.1
                                                              =====    =====

Depreciation expense was $.6 million, $.6 million and $1.0 million for the years ended December 31, 2001, 2000 and 1999, respectively. Accumulated depreciation for real estate totaled $5.6 million and $5.0 million at December 31, 2001 and 2000, respectively. No writedowns to fair value were required in 2001, while fair value writedowns were $1.8 million and $.9 million for the years ended December 31, 2000 and 1999, respectively.

6.  DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the deferred policy acquisition cost (DAC) asset for 2001, 2000 and 1999 is as follows (in millions):

                                                            2001      2000      1999
                                                           ------    ------    ------
Balance at January 1,....................................  $899.7    $850.7    $705.2
Expenses deferred........................................   134.8     144.4     124.1
Amortization of DAC......................................   (63.2)    (86.3)    (80.4)
Effect on DAC from unrealized (gains) losses.............   (35.2)     (9.1)    101.8
                                                           ------    ------    ------
Balance at December 31,..................................  $936.1    $899.7    $850.7
                                                           ======    ======    ======

7.  BENEFIT PLANS

The Company maintains a qualified defined benefit pension plan and several nonqualified defined benefit, supplemental executive retirement, excess benefit and deferred compensation plans. In addition, the Company maintains other postretirement benefit plans which include medical benefits for retirees and their spouses (and Medicare part B reimbursement for certain retirees) and retiree life insurance.

The following tables present a reconciliation of the changes in the plans' benefit obligations and fair value of assets for the years ended December 31, 2001 and 2000, as well as the funded status as of December 31, 2001 and 2000 (in millions):

                                                  PENSION BENEFITS     OTHER BENEFITS
                                                  ----------------    ----------------
                                                   2001      2000      2001      2000
                                                  ------    ------    ------    ------
CHANGE IN BENEFIT OBLIGATION
Net benefit obligation at beginning of year.....  $ 96.3    $ 98.4    $ 25.0    $ 24.5
Service cost....................................     3.0       3.4        .2        .3
Interest cost...................................     7.0       7.4       2.0       1.9
Plan participants' contributions................      --        --        --        .2
Plan amendments.................................      --        --      (1.1)       --
Actuarial (gain) loss...........................     2.2      (1.0)      5.9        .8
Settlements.....................................    (2.6)       --        --        --
Special termination benefits....................     1.7        --        --        --
Gross benefits paid.............................   (22.2)    (11.9)     (2.1)     (2.7)
                                                  ------    ------    ------    ------
Net benefit obligation at end of year...........    85.4      96.3      29.9      25.0
                                                  ------    ------    ------    ------
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of
  year..........................................   178.4     191.0        --        --
Actual return on plan assets....................    (8.5)     (3.1)       --        --
Employer contributions..........................      .8        --       2.1       2.5
Plan participants' contributions................      --        --        --        .2
Gross benefits paid.............................   (22.2)     (9.5)     (2.1)     (2.7)
                                                  ------    ------    ------    ------
Fair value of plan assets at end of year........   148.5     178.4        --        --
                                                  ------    ------    ------    ------
Funded status...................................    63.1      82.1     (29.9)    (25.0)
Unrecognized actuarial gain.....................    (4.1)    (31.3)    (11.1)    (18.1)
Unrecognized prior service cost.................     4.1       4.5       4.1       5.7
Unrecognized net transition asset...............    (6.7)    (10.1)       --        --
                                                  ------    ------    ------    ------
NET AMOUNT RECOGNIZED...........................  $ 56.4    $ 45.2    $(36.9)   $(37.4)
                                                  ======    ======    ======    ======

The following table presents the amounts recognized in the consolidated statements of financial condition as of December 31, 2001 and 2000 (in millions):

                                                  PENSION BENEFITS     OTHER BENEFITS
                                                  ----------------    ----------------
                                                   2001      2000      2001      2000
                                                  ------    ------    ------    ------
Prepaid benefit cost............................  $ 68.0    $ 55.7    $   --    $   --
Accrued benefit liability.......................   (11.6)    (10.5)    (36.9)    (37.4)
Additional minimum liability....................     (.7)      (.6)       --        --
Intangible asset................................      .7        .6        --        --
                                                  ------    ------    ------    ------
NET AMOUNT RECOGNIZED...........................  $ 56.4    $ 45.2    $(36.9)   $(37.4)
                                                  ======    ======    ======    ======

The components of net periodic benefit (income) cost for the years ended December 31, 2001, 2000 and 1999 are as follows (in millions):

                                       PENSION BENEFITS             OTHER BENEFITS
                                  --------------------------    -----------------------
                                   2001      2000      1999     2001     2000     1999
                                  ------    ------    ------    -----    -----    -----
Service cost....................  $  3.0    $  3.4    $  4.3    $  .3    $  .3    $  .3
Interest cost...................     7.0       7.3       7.6      2.0      1.9      1.9
Expected return on assets.......   (15.6)    (16.8)    (16.1)      --       --       --
Amortization of:
  Transition asset..............    (1.6)     (1.6)     (1.9)      --       --       --
  Prior service cost............      .4        .4        .3       .4       .4       .4
  Actuarial gain................    (1.9)     (3.7)     (3.3)    (1.1)    (1.1)    (1.1)
Settlement credit...............    (3.3)       --      (5.8)      --       --       --
Special termination charge......     1.7        --        --       --       --       --
                                  ------    ------    ------    -----    -----    -----
NET PERIODIC BENEFIT (INCOME)
  COST..........................  $(10.3)   $(11.0)   $(14.9)   $ 1.6    $ 1.5    $ 1.5
                                  ======    ======    ======    =====    =====    =====

During 2001 and 1999, in certain of the Company's defined benefit plans, lump-sum cash payments to employees exceeded the sum of the periodic service cost and interest cost of the related plans. The 2001 lump-sum amount is reflected as "settlements" in the change in benefit obligation table above. Because of this circumstance, the Company amortized additional amounts of the unrecognized actuarial gains and the unamortized transition asset, in accordance with SFAS 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits." During 2001 and 1999, pretax income of $3.3 million and $5.8 million, respectively, resulted from additional amortization and is reflected as a "settlement credit" in the pension benefits table above.

As a result of the voluntary early retirement program undertaken in 2001, the Company incurred expenses for enhanced retirement benefits. In accordance with SFAS 88, the Company reported a pretax charge of $1.7 million that is reflected as a "special termination charge" as a component of net periodic pension (income) cost in the table above and as "special termination benefits" in the change in benefit obligation table above.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $13.1 million, $11.1 million, and $0, respectively, at December 31, 2001, and were $13.4 million, $9.7 million, and $0, respectively, at December 31, 2000.

Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. A 1% change in assumed health care cost trend rates would have the following effects (in millions):

                                                              1% INCREASE    1% DECREASE
                                                              -----------    -----------
Effect on total of service and interest cost components of
  net periodic postretirement benefit cost..................     $ .1           $ (.1)
Effect on the health care component of the accumulated
  postretirement benefit obligation.........................     $1.3           $(1.2)

The following weighted-average assumptions were used in the measurement of the Company's benefit obligations as of December 31, 2001 and 2000:

                                                       PENSION BENEFITS      OTHER BENEFITS
                                                       -----------------     ---------------
                                                        2001       2000      2001      2000
                                                       ------     ------     -----     -----
Discount rate........................................   7.25%      7.50%     7.25%     7.50%
Expected return on plan assets.......................   9.00%      9.00%      N/A       N/A
Rate of compensation increase........................   4.25%      4.50%     4.25%     4.50%

Effective December 31, 2000, the Company decreased its discount rate to 7.50%. Effective December 31, 2001, the Company decreased its discount rate to 7.25% and decreased its rate of compensation increase to 4.25%.

A 10.25% annual rate of increase in the cost of covered health care benefits was assumed for 2001, decreasing 1% per year to an ultimate rate of 5.25%.

In January 1991, the Company established a retiree health account under the provisions of Section 401(h) of the Internal Revenue Code. In 1999, the Company transferred $1.4 million of excess assets from the defined benefit pension plan to pay for 1999 qualified retiree health benefits.

The Company also provides funded noncontributory defined contribution plans that cover substantially all of its agents and a contributory defined contribution plan qualified under section 401(k) of the Internal Revenue Code. The pension cost of the defined contribution plans was $3.7 million, $4.6 million, and $3.5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

8.  FEDERAL INCOME TAXES

The Company files a consolidated Federal income tax return with its life insurance and non-insurance subsidiaries. The life companies' tax provisions include an equity tax.

The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows (in millions):

                                                             YEAR ENDED DECEMBER 31,
                                                             ------------------------
                                                             2001     2000      1999
                                                             -----    -----    ------
Federal income tax at statutory rate.......................  $43.2    $54.2    $ 49.6
  Current year equity tax..................................    3.7      6.0       9.0
  True down of prior years' equity tax.....................   (9.5)    (6.1)    (10.0)
  Dividend received deduction..............................   (9.3)    (3.7)       --
  Merger-related expenses..................................    6.1       --        --
  Low income housing credits...............................   (2.2)      --        --
  Other....................................................   (2.0)     (.9)     (1.0)
                                                             -----    -----    ------
Provision for Federal income tax from operations...........  $30.0    $49.5    $ 47.6
                                                             =====    =====    ======

Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and income tax return purposes. Components of the Company's net deferred income tax liability are as follows at December 31, 2001 and 2000 (in millions):

                                                               2001      2000
                                                              ------    ------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $261.2    $237.5
Prepaid pension asset.......................................    24.5      19.8
                                                              ------    ------
  Total deferred tax liability..............................   285.7     257.3
                                                              ------    ------
DEFERRED TAX ASSET
Reserves....................................................   142.5     145.3
Net unrealized loss on available for sale securities........     7.0      25.3
Employee benefit accruals...................................    17.3      17.5
Invested assets.............................................     7.9       4.5
Policyholder dividends......................................     8.9       8.7
Other.......................................................     6.5      10.5
                                                              ------    ------
  Total deferred tax asset..................................   190.1     211.8
                                                              ------    ------
Net deferred tax liability..................................  $ 95.6    $ 45.5
                                                              ======    ======

The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

9.  REINSURANCE

In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purposes of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The tables below highlight the amounts shown in the accompanying consolidated financial statements that are net of reinsurance activity (in millions):

                                                             CEDED TO      ASSUMED
                                                  GROSS        OTHER      FROM OTHER       NET
                                                 AMOUNT      COMPANIES    COMPANIES      AMOUNT
                                                ---------    ---------    ----------    ---------
DECEMBER 31, 2001:
Life insurance in force.......................  $49,904.3    $15,203.2      $ 71.6      $34,772.7
                                                =========    =========      ======      =========
Premiums......................................  $   184.5    $    18.3      $   .4      $   166.6
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 3,869.9    $   167.1      $  1.7      $ 3,704.5
                                                =========    =========      ======      =========
DECEMBER 31, 2000:
Life insurance in force.......................  $46,773.3    $12,377.4      $106.6      $34,502.5
                                                =========    =========      ======      =========
Premiums......................................  $   203.3    $    13.9      $   .5      $   189.9
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 3,858.5    $   161.1      $  2.1      $ 3,699.5
                                                =========    =========      ======      =========
DECEMBER 31, 1999:
Life insurance in force.......................  $42,853.8    $ 9,866.6      $137.5      $33,124.7
                                                =========    =========      ======      =========
Premiums......................................  $   209.5    $    12.7      $   .7      $   197.5
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 4,028.8    $   155.9      $  2.7      $ 3,875.6
                                                =========    =========      ======      =========

10.  COMMITMENTS AND CONTINGENCIES

LEASES

The Company leases office space, data processing equipment and certain other furniture and equipment under operating leases expiring on various dates between 2002 and 2009. Most of the leases contain renewal and purchase options based on prevailing fair market values.

Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at December 31, 2001, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

                                                                             SUBLEASE
                                                              RENTAL         RENTALS
YEAR ENDING DECEMBER 31:                                     PAYMENTS       RECEIVABLE
------------------------                                     --------       ----------
2002.......................................................   $12.5            $ .6
2003.......................................................    10.6              .3
2004.......................................................     8.2              .1
2005.......................................................     6.3              --
2006.......................................................     5.0              --
Thereafter.................................................    11.6              --
                                                              -----            ----
                                                              $54.2            $1.0
                                                              =====            ====

Total related rent expense was $12.5 million, $12.8 million and $11.2 million in 2001, 2000 and 1999, respectively, which was net of sublease income of $.3 million, $.9 million and $.5 million in 2001, 2000 and 1999, respectively.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated statements of financial condition.

At December 31, 2001, the Company had outstanding limited partnership commitments of approximately $41.5 million. The Company had no outstanding mortgage loan commitments as of December 31, 2001.

Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. For bonds, cash collateral totaling 105% of market value plus accrued interest is required. For equities, cash collateral totaling 105% of market value is required. There were no securities lending positions at December 31, 2001 and 2000.

INVESTMENT PORTFOLIO CREDIT RISK

  Bonds

The Company's bond investment portfolio is predominately comprised of investment grade securities. At December 31, 2001 and 2000, carrying value of approximately $219.1 million and $276.0 million, respectively, in debt security investments (7.3% and 9.2%, respectively, of the total debt security portfolio) were considered "below investment grade". Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

Debt security investments with a carrying value at December 31, 2001 of $15.1 million were non-income producing for the year ended December 31, 2001. Foregone interest related to non-income producing debt security investments totaled $2.7 million, $2.1 million and $1.2 million for the years ended December 31, 2001, 2000 and 1999, respectively.

The Company had debt security investments that did not exceed 8% of total assets in any industry at both December 31, 2001 and 2000.

  Mortgage Loans

The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

There was one mortgage loan totaling $.4 million and one mortgage loan totaling $.9 million in which payments on principal and/or interest were over 90 days past due as of December 31, 2001 and 2000, respectively. Foregone interest related to loans in default totaled $.2 million, $.3 million and $0 for the years ended December 31, 2001, 2000 and 1999, respectively.

The Company had no loans outstanding in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

LINES OF CREDIT

The Company has approximately $50 million of available and unused lines of credit at December 31, 2001.

LITIGATION AND UNASSERTED CLAIMS

On January 22, 2001, the Court of Common Pleas, Philadelphia, Pennsylvania, held a hearing on the fairness, reasonableness and adequacy of the proposed settlement relating to the sales practices class action. The settlement was approved by the Court by order dated January 29, 2001. The order became final on February 28, 2001. The Company believes that it has recorded an adequate provision for the cost of the settlement.

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the consolidated financial statements.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

11.  COMPREHENSIVE INCOME

The components of other comprehensive income are as follows (in millions):

                                                      BEFORE        TAX
                                                        TAX      (EXPENSE)    NET OF TAX
                                                      AMOUNT      BENEFIT       AMOUNT
                                                      -------    ---------    ----------
YEAR ENDED DECEMBER 31, 2001:
Unrealized appreciation (depreciation) on
  securities........................................  $  40.5     $(14.1)       $ 26.4
Less: reclassification adjustment for losses
  realized in net income............................     11.6       (4.1)          7.5
                                                      -------     ------        ------
Net change in unrealized appreciation (depreciation)
  on securities.....................................  $  52.1     $(18.2)       $ 33.9
                                                      =======     ======        ======
YEAR ENDED DECEMBER 31, 2000:
Unrealized appreciation (depreciation) on
  securities........................................  $  (7.1)    $  2.5        $ (4.6)
Less: reclassification adjustment for losses
  realized in net income............................      2.9       (1.0)          1.9
                                                      -------     ------        ------
Net change in unrealized appreciation (depreciation)
  on securities.....................................  $  (4.2)    $  1.5        $ (2.7)
                                                      =======     ======        ======
YEAR ENDED DECEMBER 31, 1999:
Unrealized appreciation (depreciation) on
  securities........................................  $(122.3)    $ 42.8        $(79.5)
Less: reclassification adjustment for losses
  realized in net income............................      2.0        (.7)          1.3
                                                      -------     ------        ------
Net change in unrealized appreciation (depreciation)
  on securities.....................................  $(120.3)    $ 42.1        $(78.2)
                                                      =======     ======        ======

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONCLUDED)

12.  SEGMENT INFORMATION

The Company has two operating segments: Insurance Protection and Asset Accumulation. The operating segments are distinguished by products and services offered, as well as marketing strategies employed. Substantially all revenues are derived from sales in the United States of America.

The Insurance Protection segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life and health insurance products. The Asset Accumulation segment sells fixed, variable and group (pension) annuity products. The individual life and annuity products are distributed principally through Company-affiliated financial consultants, personal producing general agents and independent brokers and financial planners whereas the group annuity products are distributed primarily through employee field representatives and brokers.

In addition to the two operating segments, the Company has an Other segment. The Other segment includes certain products no longer marketed by the Company, noninsurance operations and net investment income, realized capital gains/losses and revenues/expenses not attributable to the operating segments. The noninsurance operations consist of several subsidiaries operating in the broker/dealer, mutual fund and investment advisory industries.

Management evaluates the performance of each segment independently and allocates resources based on current and anticipated requirements of each segment. Financial results of each segment include earnings from its business operations and earnings on the amount of equity considered necessary to support its business. Accounting policies followed by the segments are the same as those followed by the Company in preparing its consolidated financial statements as disclosed in Note 2. There are no significant intersegment transactions.

Segment financial data as of and for the years ended December 31, 2001, 2000 and 1999 is as follows (in millions):

SEGMENT INCOME FOR THE YEAR                        INSURANCE        ASSET
ENDED DECEMBER 31, 2001                            PROTECTION    ACCUMULATION    OTHER      TOTAL
---------------------------                        ----------    ------------    ------    --------
Policy and contract charges......................   $  144.1       $   33.8      $   --    $  177.9
Premiums.........................................      164.7            1.6          .3       166.6
Net investment income............................      164.4          106.4        25.6       296.4
Other income.....................................        2.5            4.6        41.9        49.0
Net realized gains/(losses) on investments.......       (2.5)          (5.7)       (3.4)      (11.6)
                                                    --------       --------      ------    --------
     Total Revenues..............................      473.2          140.7        64.4       678.3
Policy and contract benefits.....................      201.4            6.7         1.6       209.7
Change in future policyholder benefits...........        1.3           77.5        (3.0)       75.8
Amortization of deferred policy acquisition
  costs..........................................       47.4           15.8          --        63.2
Other benefits and expenses......................      119.2           17.4        69.5       206.1
                                                    --------       --------      ------    --------
     Total Benefits and Expenses.................      369.3          117.4        68.1       554.8
Income Before Income Taxes.......................      103.9           23.3        (3.7)      123.5
Income tax expense...............................       34.0            4.3        (8.3)       30.0
                                                    --------       --------      ------    --------
NET INCOME.......................................   $   69.9       $   19.0      $  4.6    $   93.5
                                                    ========       ========      ======    ========
SEGMENT ASSETS AS OF DECEMBER 31, 2001...........   $4,743.7       $3,973.3      $475.0    $9,192.0
                                                    ========       ========      ======    ========

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONCLUDED)

SEGMENT INCOME FOR THE YEAR                        INSURANCE        ASSET
ENDED DECEMBER 31, 2000                            PROTECTION    ACCUMULATION    OTHER      TOTAL
---------------------------                        ----------    ------------    ------    --------
Policy and contract charges......................   $  136.2       $   37.4      $   --    $  173.6
Premiums.........................................      175.2           14.4          .3       189.9
Net investment income............................      166.9          113.9        36.4       317.2
Other income.....................................         .4            1.3        50.1        51.8
Net realized gains/(losses) on investments.......        (.7)          (2.5)         .3        (2.9)
                                                    --------       --------      ------    --------
     Total Revenues..............................      478.0          164.5        87.1       729.6
Policy and contract benefits.....................      203.4           11.9         2.4       217.7
Change in future policyholder benefits...........       (3.2)          89.1         (.8)       85.1
Amortization of deferred policy acquisition
  costs..........................................       68.4           17.9          --        86.3
Other benefits and expenses......................      124.4           16.9        44.3       185.6
                                                    --------       --------      ------    --------
     Total Benefits and Expenses.................      393.0          135.8        45.9       574.7
Income Before Income Taxes.......................       85.0           28.7        41.2       154.9
Income tax expense...............................       30.0            8.4        11.1        49.5
                                                    --------       --------      ------    --------
NET INCOME.......................................   $   55.0       $   20.3      $ 30.1    $  105.4
                                                    ========       ========      ======    ========
SEGMENT ASSETS AS OF DECEMBER 31, 2000...........   $4,692.2       $3,997.2      $474.1    $9,163.5
                                                    ========       ========      ======    ========

SEGMENT INCOME FOR THE YEAR                        INSURANCE        ASSET
ENDED DECEMBER 31, 1999                            PROTECTION    ACCUMULATION    OTHER      TOTAL
---------------------------                        ----------    ------------    ------    --------
Policy and contract charges......................   $  117.5       $   39.0      $   --    $  156.5
Premiums.........................................      189.1            8.0          .3       197.4
Net investment income............................      168.6          132.0        27.8       328.4
Other income.....................................        1.2            3.0        45.0        49.2
Net realized gains/(losses) on investments.......       (1.8)          (6.8)        6.6        (2.0)
                                                    --------       --------      ------    --------
     Total Revenues..............................      474.6          175.2        79.7       729.5
Policy and contract benefits.....................      198.5           10.9         2.0       211.4
Change in future policyholder benefits...........        4.2          101.6         6.3       112.1
Amortization of deferred policy acquisition
  costs..........................................       67.2           13.2          --        80.4
Other benefits and expenses......................      126.9           16.9        40.2       184.0
                                                    --------       --------      ------    --------
     Total Benefits and Expenses.................      396.8          142.6        48.5       587.9
Income Before Income Taxes.......................       77.8           32.6        31.2       141.6
Income tax expense...............................       30.7           13.4         3.5        47.6
                                                    --------       --------      ------    --------
NET INCOME.......................................   $   47.1       $   19.2      $ 27.7    $   94.0
                                                    ========       ========      ======    ========
SEGMENT ASSETS AS OF DECEMBER 31, 1999...........   $4,706.2       $4,268.3      $247.4    $9,221.9
                                                    ========       ========      ======    ========

                                   APPENDIX A
                      CALCULATION OF NET INVESTMENT FACTOR
                          AND CASH VALUE OF THE POLICY

Following is a description of how the Net Investment Factor is calculated and how the Net Investment Factor is used to determine the Cash Value of the Policy.

Net Investment Factor. Each Separate Account has its own Net Investment Factor. The Net Investment Factor of the Separate Account for a Valuation Period is a. divided by b., minus c. and minus d., where:

          a. is:

             1. the value of the assets in the Separate Account for the preceding Valuation Period; plus

             2. the investment income and capital gains, realized or unrealized, credited to those assets during the Valuation Period for which the Net Investment Factor is being determined; minus

             3. the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

             4. any amount charged against the Separate Account for taxes, or any amount PMLIC sets aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Separate Account; and

          b. is the value of the assets for the preceding Valuation Period; and

          c. is a charge no greater than 0.60% per year (.001644% for each day in the Valuation Period) for mortality and expense risks; and

          d. is a charge, for the Zero Coupon Bond Subaccount only, no greater than 0.50% per year (.001370% for each day in the Valuation Period) for transaction charges associated with the purchase of units.

The charges in c. and d. are expressed as a percentage of assets in the Account at the beginning of each day during the Valuation Period.

Calculation of Cash Value. When the first net scheduled premium is allocated to the Separate Account, the Cash Value of each Subaccount on the Policy Date will equal the Net Premium allocated to that Subaccount minus the first monthly deduction allocated to that Subaccount. Thereafter, on each Valuation Day, the Cash Value of each Subaccount will equal:

          1. the Cash Value of the Subaccount on the previous Valuation Day times the Net Investment Factor for the current Valuation Period;

          2. plus any Net Premiums received during the current Valuation Period which are allocated to that Separate Account;

          3. plus any Cash Value which, during the current Valuation Period;

             a. is transferred to the Separate Account from the General Account when any loan amount is repaid, including interest credited to loaned amounts; and

             b. is transferred to the Subaccount from another Subaccount when requested by the Owner;

          4. minus any Cash Value which, during the current Valuation Period:

             a. is transferred from the Separate Account to the General Account when the Owner borrows on the Policy or fails to pay interest when due; and

             b. is transferred from the Subaccount to another Subaccount when requested by the Owner;

          5. plus any dividends credited to the Separate Account during the current Valuation Period;

          6. minus the monthly deductions allocated to the Separate Account during the current Valuation Period;

          7. minus any partial withdrawal during the current Valuation Period which are allocated to the Separate Account.

The Cash Value of the Policy is equal to: (a) the sum of the Cash Value of each Subaccount; plus (b) the Cash Value in the General Account attributable to any outstanding policy loans.

                                    PART II

                               OTHER INFORMATION
                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

Article VIII of PMLIC's By-Laws provides, in part:

          To the fullest extent permitted by law, the Company shall indemnify any present, former or future Director, officer, or employee of the Company or any person who may serve or has served at its request as officer or Director of another corporation of which the Company is a creditor or stockholder, against the reasonable expenses, including attorney's fees, necessarily incurred in connection with the defense of any action, suit or other proceeding to which any of them is made a party because of service as Director, officer or employee of the Company or such other corporation, or in connection with any appeal therein, and against any amounts paid by such Director, officer or employee in settlement of, or in satisfaction of a judgement or fine in, any such action or proceeding, except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer or employee shall be adjudged to be liable for negligence or misconduct in the performance of his duty.

Insofar as indemnification or liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that any claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                        REPRESENTATION OF REASONABLENESS

Provident Mutual Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Provident Mutual Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.


     The Prospectus consisting of 197 pages.


     The undertaking to file reports.

     Rule 484 undertaking.

     Representations pursuant to Rule 6e-3(T).

     The signatures.

     The following exhibits:

                                 EXHIBIT INDEX

  EXHIBITS
  --------
  1.A.1.a.      Resolution adopted by the Board of Directors of Provident
                Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account,
                Provident Mutual Variable Money Market Separate Account,
                Provident Mutual Variable Bond Separate Account, Provident
                Mutual Variable Managed Separate Account, and Provident
                Mutual Variable Zero Coupon Bond Separate Account(2)
 1.A.1.b.       Resolution of the Board of Directors of Provident Mutual
                Life Insurance Company establishing the Provident Mutual
                Variable Aggressive Growth Separate Account(2)
 1.A.1.c.       Resolution of the Board of Directors of Provident Mutual
                Life Insurance Company establishing the Provident Mutual
                Variable International Separate Account(2)
 1.A.1.d.       Resolution of the Board of Directors of Provident Mutual
                Life Insurance Company establishing the Provident Mutual
                Variable Separate Account(2)
 1.A.1.e.       Resolution of the Board of Directors of Provident Mutual
                Life Insurance Company Approving Creation of additional
                Subaccounts of Provident Mutual Variable Separate Account(2)
 1.A.1.f.       Resolution of the Board of Directors of Provident Mutual
                Life Insurance Company Approving Reorganization of the
                Provident Mutual Variable Growth Separate Account, Provident
                Mutual Variable Money Market Separate Account, Provident
                Mutual Variable Bond Separate Account, Provident Mutual
                Variable Zero Coupon Bond Separate Account, Provident Mutual
                Variable Aggressive Growth Separate Account, Provident
                Mutual Variable International Separate Account, Provident
                Mutual Variable Separate Account(3)
 1.A.1.g.       Resolution of the Board of Directors of Provident Mutual
                Life Insurance Company authorizing the filing of
                Registration Statements and Post-Effective Amendments(5)
 1.A.2.         None
 1.A.3.a.i.     Underwriting Agreement(2)
 1.A.3.a.ii.    Amendment to Underwriting Agreement(2)
 1.A.3.a.iii.   Amendment to Underwriting Agreement(2)
 1.A.3.a.iv.    Amendment to Underwriting Agreement(2)
 1.A.3.a.vi.    Amendment to Underwriting Agreement(2)
 1.A.3.b.i.     PPGA's Agreement and Supplements(2)
 1.A.3.b.ii.    PPA's Agreement and Supplements(2)
 1.A.3.b.iii.   PGA's Agreement and Supplements(2)
 1.A.3.b.iv.    Special Agent's Career Agreement and Supplement(2)
 1.A.3.b.v.     Special Agent's Agreement(2)
 1.A.3.b.vi.    Corporate Agent's Agreement and Supplement(2)
 1.A.3.c.i.     PPGA Commission Schedules(2)
 1.A.3.c.ii.    PPA Commission Schedules(2)

  EXHIBITS
  --------
 1.A.3.c.iii.   PGA Commission Schedules(2)
 1.A.3.c.iv.    Commission Schedules for Variable Life Insurance Products
                for Agents under Special Career Agent's Career Agreement(2)
 1.A.3.c.v.     Commission Schedules for Variable Life Insurance Products
                for Agents under Special Agent's Agreement(2)
 1.A.3.c.vi.    Commission Schedules for Variable Life Insurance Products
                for Corporate Agents with Special Agent's Career
                Agreement(2)
 1.A.3.d.       Form of Selling Agreement between 1717 Capital Management
                Company and Broker/Dealers(2)
 1.A.4.         None
 1.A.5.         Modified Premium Variable Life Insurance Policy Forms (C111,
                C111A, C112 & C112A)(2)
 1.A.5.a.       Disability Waiver of Premium Rider -- at issue (C545)(2)
 1.A.5.b.       Disability Waiver of Premium Rider -- after issue (C550)(2)
 1.A.5.c.       Guaranteed Purchase Option Rider (C645)(2)
 1.A.5.d.       Variable Loan Interest Rate Rider (C744VL)(2)
 1.A.5.e.       Qualify as part of Section 403(b) Rider (C827)(2)
 1.A.5.f.       Accelerated Death Benefit Rider (C/D904)(2)
 1.A.5.g.       Change from Fixed to Variable Loan Interest Rate Rider
                (14918VL)(2)
 1.A.5.h.       Increasing Death Benefit Rider (C310)(2)
 1.A.5.i.       Form of Illustrations of Death Benefits, Cash Surrender
                Values and Accumulated Premiums(7)
 1.A.6.a.       Charter of Provident Mutual Life Insurance Company(2)
 1.A.6.b.       By-Laws of Provident Mutual Life Insurance Company(2)
 1.A.7.         None
 1.A.8.         Sponsorship Agreement between Provident Mutual Life
                Insurance Company and MLPFS for Zero Coupon Trust(2)
 1.A.9.         None
 1.A.10.        Form of Application(2)
 1.A.10.a.      Supplemental Application for Modified Premium(2)
 a.A.10.b.      Initial Allocation Selection(2)
 2.             See Exhibit 1.A.5.
 3.A.           Opinion and Consent of James Bernstein, Esquire(7)
 3.B.           Consent of James Bernstein, Esquire
 3.C.           Consent of Sutherland Asbill & Brennan LLP
 4.             None
 5.             Inapplicable
 6.A.           Opinion and Consent of Scott V. Carney, FSA, MAAA(7)
 6.B.           Consent of Scott V. Carney, FSA, MAAA
 7.             Consent of PricewaterhouseCoopers LLP
 8.             Description of Provident Mutual Life Insurance Company's
                Issuance, Transfer and Redemption Procedures for Policies(6)
 9.             Powers of Attorney(8)
10.a.           Participation Agreement by and among Market Street Fund,
                Inc., Provident Mutual Life Insurance Company and PML
                Securities, Inc.(2)

  EXHIBITS
  --------
10.b.           Participation Agreement among Variable Insurance Products
                Fund, Fidelity Distributors Corporation and Provident Mutual
                Life Insurance Company(2)
10.c.           Participation Agreement among Variable Insurance Products
                Fund II, Fidelity Distributors Corporation and Provident
                Mutual Life Insurance Company(2)
10.d.           Sales Agreement between Neuberger & Berman Advisers
                Management Trust and Provident Mutual Life Insurance
                Company(2)
10.e.           Participation Agreement among The Alger American Fund,
                Provident Mutual Life Insurance Company, and Fred Alger and
                Company Incorporated(2)
10.f.           Participation Agreement among Market Street Fund, Provident
                Mutual Life Insurance Company and 1717 Capital Management
                Company(5)
10.g.           Second Amendment to Participation Agreement among Provident
                Mutual Life Insurance Company of Philadelphia, Variable
                Insurance Products Fund, and Fidelity Distributors
                Corporation(8)
10.h.           Second Amendment to Participation Agreement among Provident
                Mutual Life Insurance Company of Philadelphia, Variable
                Insurance Products Fund II, and Fidelity Distributors
                Corporation(8)
27.             Inapplicable


---------------
(1) Incorporated herein by reference to Post-Effective Amendment No. 5, filed on May 1, 1998, File No. 33-65512.

(2) Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

(3) Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 25, 2000, File No. 333-71763.

(4) Incorporated herein by reference to Post-Effective Amendment No. 2, filed on February 8, 2001, File No. 333-71763.

(5) Incorporated herein by reference to the Initial Filing of the Registration Statement, filed on April 5, 2001, File No. 333-58308.

(6) Incorporated herein by reference to Post-Effective Amendment No. 20, filed on April 25, 2000, File No. 33-2625.


(7)Incorporated herein by reference to Post-Effective Amendment No. 21, filed on April 23, 2001, File No. 33-2625.



(8)Incorporated herein by reference to Post-Effective Amendment No. 5, filed on April 19, 2002, File No. 333-71763.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Provident Mutual Variable Life Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Berwyn and Commonwealth of Pennsylvania, on the 18th day of April, 2002.


                                 PROVIDENT MUTUAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                           (REGISTRANT)

                                                            By: PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                                                            (DEPOSITOR)

             Attest: /s/ JAMES BERNSTEIN                              By: /s/ ROBERT W. KLOSS
   -----------------------------------------------       -------------------------------------------------
                   JAMES BERNSTEIN                                        ROBERT W. KLOSS
                                                                Chairman of the Board of Directors,
                                                              President, and Chief Executive Officer

                                                              PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                                                            (DEPOSITOR)

             Attest: /s/ JAMES BERNSTEIN                              By: /s/ ROBERT W. KLOSS
   ----------------------------------------------        -------------------------------------------------
                   JAMES BERNSTEIN                                        ROBERT W. KLOSS
                                                                Chairman of the Board of Directors,
                                                              President, and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 18, 2002.



                SIGNATURES                                    TITLE
                ----------                                    -----
             /s/  ROBERT W. KLOSS              Chairman of the Board of Directors,
------------------------------------------   President, and Chief Executive Officer
             ROBERT W. KLOSS                      (Principal Executive Officer)

           /s/  MARY LYNN FINELLI                 Executive Vice President and
------------------------------------------           Chief Financial Officer
            MARY LYNN FINELLI                     (Principal Financial Officer)

            /s/  LINDA M. SPRINGER            Senior Vice President and Controller
------------------------------------------       (Principal Accounting Officer)
            LINDA M. SPRINGER

                    *                                       Director
------------------------------------------
           BERNARD E. ANDERSON

                    *                                       Director
------------------------------------------
             DOROTHY M. BROWN

                    *                                       Director
------------------------------------------
             ROBERT J. CASALE

                    *                                       Director
------------------------------------------
          NICHOLAS DEBENEDICTIS

                    *                                       Director
------------------------------------------
            PHILIP C. HERR, II

                    *                                       Director
------------------------------------------
             J. RICHARD JONES

                    *                                       Director
------------------------------------------
             JOHN P. NEAFSEY

                    *                                       Director
------------------------------------------
              CHARLES L. ORR

                    *                                       Director
------------------------------------------
            HAROLD A. SORGENTI

         *By: /s/ JAMES BERNSTEIN
   ------------------------------------
             JAMES BERNSTEIN
             Attorney-in-fact
      Pursuant to Power of Attorney

                                 EXHIBIT INDEX

EXHIBITS
--------
3.B.       Consent of James Bernstein, Esquire
3.C.       Consent of Sutherland Asbill & Brennan LLP
6.B.       Consent of Scott V. Carney, FSA, MAAA
7          Consent of PricewaterhouseCoopers LLP